UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Bridge Builder Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 96.39%
Asset-Backed Obligations - 6.13%
ABFC 2005-AQ1 Trust
4.92%, 06/25/2035	$1,006,869	$1,018,586
ABFC 2006-OPT1 Trust
0.30%, 09/25/2036	7,217,151	6,177,340
Academic Loan Funding Trust 2012-1
0.96%, 12/27/2022 (Acquired 10/28/2013, Cost $1,323,452) (a)	1,312,532	1,324,029
Academic Loan Funding Trust 2013-1
0.96%, 12/26/2044	2,410,708	2,404,923
Ally Auto Receivables Trust 2010-3
1.55%, 08/17/2015	157,952	158,273
Ally Auto Receivables Trust 2012-1
1.21%, 07/15/2016	229,000	230,750
Ally Auto Receivables Trust 2012-2
0.74%, 04/15/2016	762,530	763,718
Ally Auto Receivables Trust 2012-3
0.85%, 08/15/2016	820,476	822,815
American Credit Acceptance Receivables Trust
1.64%, 11/15/2016 (Acquired 10/28/2013, Cost $504,463) (a)	504,732	505,974
2.28%, 09/17/2018 (Acquired 10/28/2013, Cost $331,499) (a)	332,000	334,594
American Credit Acceptance Receivables Trust 2012-2
1.89%, 07/15/2016 (Acquired 10/28/2013, Cost $465,890) (a)	465,123	466,301
2.75%, 02/15/2018 (Acquired 10/28/2013, Cost $224,610) (a)	223,000	225,252
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $728,225) (a)	728,899	731,884
American Credit Acceptance Receivables Trust 2014-1
1.14%, 03/12/2018 (Acquired 01/07/2014, Cost $790,167) (a)	790,205	790,424
AmeriCredit Automobile Receivables Trust 2011-4
1.17%, 05/09/2016	327,876	328,199
AmeriCredit Automobile Receivables Trust 2011-5
1.55%, 07/08/2016	636,805	638,211
AmeriCredit Automobile Receivables Trust 2012-1
1.23%, 09/08/2016	171,375	171,687
AmeriCredit Automobile Receivables Trust 2012-2
1.05%, 10/11/2016	236,525	237,015
AmeriCredit Automobile Receivables Trust 2012-3
0.71%, 12/08/2015	44,475	44,477
0.96%, 01/09/2017	398,000	399,048
AmeriCredit Automobile Receivables Trust 2012-4
0.49%, 04/08/2016	109,865	109,870
AmeriCredit Automobile Receivables Trust 2012-5
0.51%, 01/08/2016	381,605	381,628
0.62%, 06/08/2017	339,000	339,182
AmeriCredit Automobile Receivables Trust 2013-1
0.49%, 06/08/2016	531,708	531,797
0.61%, 10/10/2017	137,000	137,021

AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	393,220	394,113
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
5.09%, 01/25/2034	14,674	14,596
AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3
6.96%, 03/25/2027	1	1
Anchorage Capital CLO 2013-1 Ltd
1.43%, 07/13/2025 (Acquired 11/25/2013, Cost $14,336,875) (a)	14,500,000	14,257,168
Argent Securities Inc
1.30%, 03/25/2034	3,570,651	3,371,776
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.20%, 04/25/2034	3,667,317	3,447,399
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.50%, 11/25/2035	8,155,756	7,687,583
Ascentium Equipment Receivables 2012-1 LLC
1.83%, 09/15/2019 (Acquired 10/28/2013, Cost $373,074) (a)	373,405	373,190
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.48%, 10/15/2032	1,256,435	1,235,800
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.84%, 11/25/2033	1,862,969	1,726,385
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.52%, 09/25/2034	8,113,753	7,830,843
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.32%, 03/25/2036	6,083,634	5,667,860
Asset-Backed Pass-Through Certificates Series 2004-R2
0.93%, 04/25/2034	989,560	971,761
Atlas Senior Loan Fund IV Ltd
1.74%, 02/17/2026	15,000,000	14,926,500
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020 (Acquired 02/05/2014, Cost $8,296,226) (a)	8,300,000	8,279,457
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $1,577,948) (a)	1,578,018	1,578,381
Bank of America Auto Trust 2012-1
0.78%, 06/15/2016	462,928	463,660
Battalion CLO IV Ltd
1.64%, 10/22/2025	8,000,000	7,962,832
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	61,653	63,242
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	223,848
Bayview Opportunity Master Fund IIa Trust 2013-8NPL
3.23%, 03/28/2033 (Acquired 10/28/2013, Cost $2,081,604) (a)	2,055,139	2,055,139
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.01%, 08/25/2034	7,536,175	6,909,994
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.05%, 08/25/2034	924,542	863,850
Bear Stearns Asset Backed Securities Trust 2003-2
1.65%, 03/25/2043	6,516,372	6,377,280
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.53%, 04/25/2036	91,952	88,105
BMW Vehicle Lease Trust 2012-1
0.75%, 02/20/2015	266,773	266,860
BMW Vehicle Lease Trust 2013-1

0.54%, 09/21/2015	344,000	344,259
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $805,053) (a)	813,452	801,627
Cabela's Master Credit Card Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $792,732) (a)	784,000	792,747
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 10/28/2013, Cost $1,077,925) (a)	1,079,253	1,083,607
Capital Auto Receivables Asset Trust / Ally
0.62%, 07/20/2016	1,314,000	1,315,084
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	957,000	955,460
Carfinance Capital Auto Trust 2013-1
1.65%, 07/17/2017 (Acquired 10/28/2013, Cost $77,259) (a)	77,431	77,706
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $170,014) (a)	172,000	173,666
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $274,394) (a)	274,403	275,153
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $1,928,770) (a)	1,929,000	1,928,770
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,901) (a)	375,000	374,901
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.54%, 02/14/2025 (Acquired 01/02/2014, Cost $5,044,543) (a)	5,100,000	5,044,359
CarMax Auto Owner Trust 2011-1
2.16%, 09/15/2016	1,142,418	1,153,520
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	187,000	187,183
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	308,000	308,159
1.28%, 05/15/2019	275,000	274,148
Carnow Auto Receivables Trust 2013-1
1.16%, 10/16/2017 (Acquired 10/28/2013, Cost $125,927) (a)	125,985	125,954
1.97%, 11/15/2017 (Acquired 10/28/2013, Cost $451,183) (a)	451,000	451,468
Carrington Mortgage Loan Trust Series 2006-OPT1
0.34%, 02/25/2036	2,093,943	1,973,422
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	313,891	328,412
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	820,737	829,556
5.35%, 11/25/2034	439,000	453,507
Chase Issuance Trust
0.62%, 04/15/2019	15,200,000	15,064,188
Citifinancial Mortgage Securities Inc
5.85%, 08/25/2033	240,694	234,172
Citigroup Mortgage Loan Trust Inc
0.54%, 12/25/2033	101,247	96,379
CNH Equipment Trust 2011-A
2.04%, 10/17/2016	475,890	479,840
CNH Equipment Trust 2012-A
0.94%, 05/15/2017	335,006	335,964
CNH Equipment Trust 2012-C
0.44%, 02/16/2016	171,410	171,419
Concord Funding Co LLC
2.42%, 02/15/2015	1,445,000	1,425,131
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (a)	3,096,000	3,133,771

Conseco Financial Corp
6.40%, 10/15/2018	10,443	10,711
7.05%, 01/15/2019	5,043	5,194
6.86%, 03/15/2028	889	903
6.24%, 12/01/2028	93,798	96,425
7.07%, 01/15/2029	2,303	2,369
6.22%, 03/01/2030	198,842	211,521
6.18%, 04/01/2030	54,963	56,483
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	4	4
Countrywide Asset-Backed Certificates
4.58%, 01/25/2033	261,491	266,213
5.41%, 01/25/2034	49,707	48,396
0.91%, 03/25/2034	130,454	123,770
0.99%, 03/25/2034	14,743	14,013
0.72%, 04/25/2034	1,112	1,026
0.40%, 10/25/2034	4,139,914	4,037,848
0.76%, 10/25/2034	109,963	104,565
0.54%, 11/25/2034	1,426,084	1,382,941
5.12%, 02/25/2035	162,725	166,126
4.61%, 04/25/2035	409,001	396,566
5.03%, 07/25/2035	464,421	473,454
4.78%, 02/25/2036	1,208,297	1,215,087
4.92%, 02/25/2036	1,590,917	1,584,357
5.10%, 04/25/2036	408,773	347,403
5.11%, 05/25/2036	49,958	55,534
5.11%, 05/25/2036	123,625	129,279
5.04%, 09/25/2046	160,633	98,325
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $167,403) (a)	164,182	168,067
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $608,020) (a)	594,858	612,511
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $320,093) (a)	315,594	320,786
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $1,451,416) (a)	1,436,356	1,456,109
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $940,844) (a)	943,634	941,846
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $1,040,639) (a)	1,042,663	1,047,374
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $2,870,228) (a)	2,870,491	2,882,108
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $1,925,810) (a)	1,926,000	1,925,954
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $1,028,791) (a)	1,024,024	1,031,905
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $562,088) (a)	561,549	563,304
Credit Acceptance Auto Loan Trust 2011-1
2.61%, 03/15/2019 (Acquired 10/28/2013, Cost $288,940) (a)	286,941	288,275
Credit Acceptance Auto Loan Trust 2012-1
2.20%, 09/16/2019 (Acquired 10/28/2013, Cost $489,652) (a)	486,000	488,759
Credit Acceptance Auto Loan Trust 2012-2
1.52%, 03/16/2020 (Acquired 10/28/2013, Cost $1,127,176) (a)	1,124,000	1,129,990

Credit-Based Asset Servicing and Securitization LLC
4.34%, 12/25/2035	36,829	34,503
CSMC Trust 2006-CF1
0.47%, 11/25/2035 (Acquired 10/28/2013, Cost $19,138) (a)	19,359	19,181
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	114,025	109,251
Exeter Automobile Receivables Trust 2012-2
1.30%, 06/15/2017 (Acquired 10/28/2013, Cost $501,174) (a)	501,379	502,241
Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $119,247) (a)	119,433	119,614
Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $552,709) (a)	552,655	554,762
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $3,170,160) (a)	3,170,440	3,174,448
First Franklin Mortgage Loan Trust 2006-FF17
0.26%, 12/25/2036	1,286	1,284
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $658,550) (a)	655,849	659,010
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $439,131) (a)	440,592	441,162
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $965,758) (a)	967,249	967,736
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $1,057,345) (a)	1,057,336	1,064,111
Fndus 3.32 4/30 Cmt
3.35%, 05/25/2022	2,429,000	2,469,989
Ford Credit Auto Lease Trust
0.50%, 10/15/2016	1,324,000	1,324,124
Ford Credit Floorplan Master Owner Trust A
0.54%, 01/15/2018	1,150,000	1,151,500
Freedom Trust 2011-2
4.12%, 08/01/2046 (Acquired 10/28/2013, Cost $784,018) (a)	764,938	785,074
Fremont Home Loan Trust 2004-2
1.02%, 07/25/2034	1,229,294	1,056,905
FRT 2013-1 Trust
4.21%, 10/25/2018 (Acquired 11/08/2013, Cost $471,304) (b)	471,333	476,047
3.96%, 10/25/2033 (Acquired 11/08/2013, Cost $856,887) (b)	856,974	865,101
5.00%, 10/25/2033 (Acquired 01/08/2014, Cost $980,000) (b)	1,000,000	972,500
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	442	440
6.71%, 04/25/2029	71,509	70,528
GE Equipment Midticket LLC
0.47%, 01/22/2015	33,784	33,786
0.60%, 05/23/2016	1,280,000	1,280,750
0.78%, 09/22/2020	433,000	432,143
GE Equipment Transportation LLC Series 2012-2
0.47%, 04/24/2015	71,285	71,282
GE Mortgage Services LLC
6.74%, 12/25/2028	15	15
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,908,604) (a)	1,907,065	1,922,322
GMAT 2014-1 Trust
3.72%, 02/25/2044 (Acquired 02/05/2014, Cost $1,206,329) (a)	1,206,329	1,208,565

HLSS Servicer Advance Receivables Backed Notes Series 2013-T2
1.15%, 05/16/2044 (Acquired 10/28/2013, Cost $850,315) (a)	857,000	854,086
HLSS Servicer Advance Receivables Backed Notes Series 2013-T4
1.18%, 08/15/2044 (Acquired 02/27/2014, Cost $7,007,574) (a)	7,000,000	6,996,500
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.79%, 11/15/2046 (Acquired 11/22/2013, Cost $1,782,995) (a)	1,783,000	1,785,318
HLSS Servicer Advance Receivables Trust
1.24%, 01/17/2045 (Acquired 01/14/2014 through 02/13/2014, Cost $3,078,611) (a)	3,077,000	3,078,846
1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,260,037) (a)	1,255,000	1,263,785
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,470,441) (a)	1,482,000	1,479,036
2.22%, 01/15/2047 (Acquired 01/14/2014, Cost $1,661,998) (a)	1,662,000	1,672,637
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.36%, 03/25/2036	102,926	77,361
Honda Auto Receivables 2011-1 Owner Trust
1.80%, 04/17/2017	327,920	328,469
Honda Auto Receivables 2012-1 Owner Trust
0.97%, 04/16/2018	349,000	350,969
Honda Auto Receivables 2014-1 Owner Trust
0.41%, 09/21/2016	5,223,000	5,219,621
HSBC Home Equity Loan Trust USA 2006-1
0.32%, 01/20/2036	327,457	321,114
HSBC Home Equity Loan Trust USA 2006-2
0.31%, 03/20/2036	139,866	136,785
HSBC Home Equity Loan Trust USA 2006-4
0.44%, 03/20/2036	5,800,000	5,316,721
HSBC Home Equity Loan Trust USA 2007-1
0.36%, 03/20/2036	58,371	57,193
HSBC Home Equity Loan Trust USA 2007-3
1.36%, 11/20/2036	741,529	736,114
Huntington Auto Trust 2011-1
1.01%, 01/15/2016 (Acquired 10/28/2013, Cost $237,812) (a)	237,383	237,824
1.31%, 11/15/2016 (Acquired 10/28/2013, Cost $894,244) (a)	888,000	895,622
Huntington Auto Trust 2012-1
0.81%, 09/15/2016	432,272	433,256
Hyundai Auto Receivables Trust 2010-B
1.63%, 03/15/2017	511,091	514,974
Hyundai Auto Receivables Trust 2011-B
1.65%, 02/15/2017	598,000	601,506
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	1,169	1,167
ING IM CLO 2013-3 Ltd
1.69%, 01/18/2026	7,400,000	7,396,300
2.04%, 01/18/2026	9,000,000	8,860,500
John Deere Owner Trust 2011
1.96%, 04/16/2018	383,867	385,182
John Deere Owner Trust 2012-B
0.43%, 02/17/2015	1,576	1,576
0.69%, 01/15/2019	675,000	674,819
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.28%, 07/25/2036	7,165,961	6,877,689
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.29%, 11/25/2036	380,397	376,553
Kgs-alpha Sba Coof Tr 2012-2 Classa 20380825 Flt

0.86%, 08/25/2038 (Acquired 02/19/2014, Cost $688,599) (a)	17,027,431	673,116
Kondaur Mortgage Asset Trust 2013-1 LLC
4.46%, 08/25/2052 (Acquired 10/28/2013, Cost $1,048,774) (a)	1,008,767	1,011,087
KVK CLO Ltd
1.82%, 05/15/2026	7,800,000	7,782,840
3.67%, 05/15/2026	2,000,000	2,000,000
Lake Country Mortgage Loan Trust 2006-HE1
0.51%, 07/25/2034 (Acquired 10/28/2013, Cost $437,876) (a)	442,495	440,472
Long Beach Mortgage Loan Trust 2004-1
0.91%, 02/25/2034	2,253,000	2,112,185
Long Beach Mortgage Loan Trust 2004-3
1.02%, 07/25/2034	141,932	136,350
Long Beach Mortgage Loan Trust 2006-WL2
0.36%, 01/25/2036	115,629	107,653
Macquarie Equipment Funding Trust 2012-A
0.61%, 04/20/2015 (Acquired 10/28/2013, Cost $1,153,148) (a)	1,155,681	1,154,133
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.41%, 03/25/2032	575,629	575,180
Mastr Asset Backed Securities Trust 2005-HE1
0.88%, 05/25/2035	2,000,000	1,930,120
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,125,139) (a)	1,134,213	1,168,926
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $609,897) (a)	592,508	609,920
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $1,106,304) (a)	1,066,196	1,106,388
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $2,208,027) (a)	2,198,000	2,222,424
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.03%, 11/25/2034	1,737,448	1,542,683
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.32%, 03/25/2036	3,442,800	3,335,778
Nationstar Agency Advance Funding Trust 2013-T1A
1.00%, 02/15/2045 (Acquired 10/28/2013, Cost $950,149) (a)	956,000	953,744
1.25%, 02/15/2045 (Acquired 10/28/2013, Cost $205,003) (a)	206,000	205,691
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,245) (a)	381,000	369,913
Nationstar Home Equity Loan Trust 2006-B
0.33%, 09/25/2036	1,178,386	1,149,948
Nationstar Mortgage Advance Receivables Trust 2013-T2
1.68%, 06/20/2046 (Acquired 10/28/2013, Cost $1,102,558) (a)	1,104,000	1,098,822
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $817,417) (a)	817,428	817,627
New Century Home Equity Loan Trust Series 2003-5
5.16%, 11/25/2033	412,037	425,342
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1
1.27%, 03/15/2045 (Acquired 03/13/2014, Cost $5,370,999) (a)	5,371,000	5,373,685
Newcastle Investment Trust 2011-MH1
2.45%, 12/10/2033 (Acquired 10/28/2013, Cost $193,574) (a)	191,579	193,119
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	344,000	346,307
Nissan Auto Receivables 2014-A Owner Trust
0.42%, 11/15/2016	2,876,000	2,876,374
Normandy Mortgage Loan Co 2013-NPL3 LLC

4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $1,603,631) (a)	1,603,631	1,618,064
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	5,291	5,517
Option One Mortgage Loan Trust
1.00%, 02/25/2033	21,565	19,943
Option One Mortgage Loan Trust 2004-3
1.06%, 11/25/2034	1,691,802	1,518,448
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.10%, 10/25/2034	1,308,086	1,299,934
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
0.72%, 01/25/2036	4,800,000	4,464,149
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	25,549	25,541
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	69,917	70,151
RAMP Series 2004-RS11 Trust
1.08%, 11/25/2034	456,107	450,029
RAMP Series 2005-EFC5 Trust
0.50%, 10/25/2035	594,871	587,784
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	28,670	28,106
RAMP Series 2006-RZ1 Trust
0.46%, 03/25/2036	2,298,106	2,178,485
RASC Series 2002-KS4 Trust
0.66%, 07/25/2032	5,936	5,090
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	91,390	91,321
RASC Series 2003-KS5 Trust
0.74%, 07/25/2033	7,563	6,645
3.62%, 07/25/2033	5,445	5,233
RASC Series 2003-KS9 Trust
0.80%, 11/25/2033	8,829	7,181
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	10,625	10,746
RASC Series 2005-KS6 Trust
0.78%, 07/25/2035	1,550,000	1,407,406
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $2,011,395) (b)	1,999,005	2,016,820
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	315,282	165,481
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	277,532	273,091
Salomon Brothers Mortgage Securities VII Inc
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $67,016) (a)	68,383	66,959
Santander Drive Auto Receivables Trust
0.47%, 09/15/2015	55,141	55,140
0.62%, 07/15/2016	447,000	447,169
Santander Drive Auto Receivables Trust 2011-1
2.35%, 11/16/2015	290,830	291,512
Santander Drive Auto Receivables Trust 2011-S2
2.06%, 06/15/2017 (Acquired 10/28/2013, Cost $85,989) (a)	85,947	85,949
2.39%, 06/15/2017 (Acquired 10/28/2013, Cost $439,472) (a)	436,771	438,242
Santander Drive Auto Receivables Trust 2012-1

1.49%, 10/15/2015	49,057	49,077
Santander Drive Auto Receivables Trust 2012-2
1.22%, 12/15/2015	168,914	169,042
Santander Drive Auto Receivables Trust 2012-3
1.08%, 04/15/2016	216,862	217,133
Santander Drive Auto Receivables Trust 2012-5
0.83%, 12/15/2016	415,907	416,458
Santander Drive Auto Receivables Trust 2013-1
0.48%, 02/16/2016	168,078	168,078
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	295,570	299,054
Securitized Asset Backed Receivables LLC Trust 2005-EC1
0.77%, 01/25/2035	691,297	641,457
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.48%, 10/25/2035 (Acquired 03/13/2014, Cost $2,361,726) (a)	2,390,864	2,355,542
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.64%, 01/25/2036	89,195	56,295
SNAAC Auto Receivables Trust
1.78%, 06/15/2016 (Acquired 10/28/2013, Cost $5,363) (a)	5,355	5,357
SNAAC Auto Receivables Trust 2013-1
1.14%, 07/16/2018 (Acquired 10/28/2013, Cost $258,292) (a)	258,492	258,997
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.83%, 10/25/2035	552,363	536,425
SpringCastle America Funding LLC
3.75%, 04/03/2021 (Acquired 10/28/2013, Cost $2,785,806) (a)	2,793,628	2,822,868
4.00%, 12/03/2024 (Acquired 03/26/2014, Cost $7,446,973) (a)	7,440,000	7,244,259
Springleaf Funding Trust
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $6,531,924) (a)	6,533,000	6,516,955
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,820) (a)	583,000	580,332
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $6,313,843) (a)	6,347,000	6,385,209
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $509,550) (a)	516,000	525,030
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,118,138) (a)	1,140,000	1,128,714
Stanwich Mortgage Loan Co 2012-NPL4 LLC
2.98%, 09/15/2042 (Acquired 10/28/2013, Cost $817,196) (a)	813,808	815,751
Stanwich Mortgage Loan Co 2012-NPL5 LLC
2.98%, 10/18/2042 (Acquired 10/28/2013, Cost $977,290) (a)	977,778	977,778
Stanwich Mortgage Loan Trust
2.98%, 02/16/2043 (Acquired 10/28/2013, Cost $2,158,464) (a)	2,137,907	2,157,459
Structured Asset Investment Loan Trust 2004-4
0.96%, 04/25/2034	720,327	656,881
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	84,255	83,837
3.45%, 02/25/2032	224,570	221,569
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	58,312	61,552
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	351,495	361,444
5.55%, 03/25/2034	281,105	289,623
Structured Asset Secutities Corp Mor Pa Th Ce Se 2002 23XS
6.58%, 11/25/2032	153,144	161,401
Toyota Auto Receivables 2011-A Owner Trust

1.56%, 05/15/2015	268,917	269,518
Toyota Auto Receivables Owner Trust
0.41%, 08/15/2016	2,602,000	2,602,705
Trafigura Securitisation Finance PLC
2.56%, 10/15/2015 (Acquired 10/28/2013, Cost $2,590,169) (a)	2,569,000	2,596,745
United Auto Credit Securitization Trust 2012-1
1.10%, 03/16/2015 (Acquired 10/28/2013, Cost $17,000) (a)	17,000	17,003
1.87%, 09/15/2015 (Acquired 02/11/2014, Cost $2,005,415) (a)	2,000,000	2,004,492
US Residential Opportunity Fund Trust
3.47%, 03/25/2034 (Acquired 03/14/2014, Cost $1,958,000) (a)	1,958,000	1,964,716
USAA Auto Owner Trust 2014-1
0.38%, 10/17/2016 (Acquired 02/25/2014, Cost $1,537,940) (a)	1,538,000	1,537,882
Vericrest Opportunity Loan Transferee
3.25%, 11/25/2053 (Acquired 03/14/2014, Cost $8,500,000) (a)	8,500,000	8,500,000
Volkswagen Auto Lease Trust 2012-A
0.87%, 07/20/2015	843,124	844,746
VOLT NPL X LLC
3.96%, 11/25/2053 (Acquired 11/4/2013, Cost $696,227) (a)	696,284	701,071
VOLT RLF XII Trust
4.21%, 04/25/2052 (Acquired 12/4/2013, Cost $1,477,267) (a)	1,477,267	1,481,857
VOLT XIX LLC
3.63%, 04/25/2055 (Acquired 11/21/2013, Cost $2,096,414) (a)	2,104,488	2,112,380
VOLT XX LLC
3.63%, 03/25/2054 (Acquired 12/11/2013, Cost $3,949,224) (a)	3,966,396	3,987,466
VOLT XXI LLC
3.63%, 11/25/2053 (Acquired 12/18/2013, Cost $3,289,967) (a)	3,303,053	3,320,599
VOLT XXII LLC
3.63%, 10/27/2053 (Acquired 02/20/2014, Cost $3,218,617) (a)	3,218,617	3,225,966
VOLT XXIII LLC
3.63%, 11/25/2053 (Acquired 02/20/2014, Cost $3,205,972) (a)	3,205,972	3,205,972
Westgate Resorts 2012-1 LLC
4.50%, 09/20/2025 (Acquired 10/28/2013, Cost $1,135,851) (a)	1,118,874	1,127,265
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $1,128,630) (a)	1,126,183	1,132,524
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $732,453) (a)	733,201	735,034
World Omni Automobile Lease Securitization Trust 2012-A
0.93%, 11/16/2015	211,526	211,922
Total Asset-Backed Obligations (Cost $395,799,515)		$395,992,954

Corporate Bonds - 26.31%
Basic Materials - 1.18%
Agrium Inc
6.13%, 01/15/2041	$2,850,000	$3,243,799
Anglo American Capital PLC
9.38%, 04/08/2014 (Acquired 10/28/2013, Cost $430,677) (a)	430,000	430,536
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $267,626) (a)	215,000	275,181
BHP Billiton Finance USA Ltd
1.00%, 02/24/2015	194,000	195,290
5.40%, 03/29/2017	165,000	184,565
6.50%, 04/01/2019	284,000	340,993
3.85%, 09/30/2023	646,000	661,793
Dow Chemical Co/The

8.55%, 05/15/2019	211,000	270,174
4.25%, 11/15/2020	499,000	527,823
4.13%, 11/15/2021	326,000	341,410
3.00%, 11/15/2022	448,000	425,847
7.38%, 11/01/2029	339,000	438,600
5.25%, 11/15/2041	199,000	207,967
4.38%, 11/15/2042	2,380,000	2,196,938
Eastman Chemical Co
4.50%, 01/15/2021	5,175,000	5,441,911
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,852,536
5.50%, 12/08/2041	103,000	117,316
EI du Pont de Nemours & Co
4.88%, 04/30/2014	52,000	52,173
1.95%, 01/15/2016	382,000	390,651
6.00%, 07/15/2018	516,000	600,732
5.60%, 12/15/2036	155,000	177,253
4.90%, 01/15/2041	222,000	237,309
Freeport-McMoRan Copper & Gold Inc
2.15%, 03/01/2017	1,001,000	1,015,767
3.10%, 03/15/2020	620,000	603,148
3.55%, 03/01/2022	5,025,000	4,798,970
3.88%, 03/15/2023	103,000	98,486
5.45%, 03/15/2043	269,000	264,527
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,556,897) (a)	3,160,000	3,543,163
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,242,600) (a)	5,380,000	5,342,065
Glencore Funding LLC
6.00%, 04/15/2014 (Acquired 10/28/2013, Cost $870,644) (a)	869,000	870,562
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $518,618) (a)	537,000	518,548
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,548) (a)	54,000	51,575
International Paper Co
6.00%, 11/15/2041	3,150,000	3,611,582
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,556,600
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,233,077
4.25%, 11/15/2023	746,000	765,274
5.45%, 11/15/2033	814,000	880,055
4.88%, 11/15/2041	52,000	49,490
5.63%, 11/15/2043	2,650,000	2,845,923
Nucor Corp
4.00%, 08/01/2023	176,000	175,526
Placer Dome Inc
6.45%, 10/15/2035	203,000	212,295
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	500,729
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	32,609
6.50%, 05/15/2019	392,000	462,081
PPG Industries Inc
6.65%, 03/15/2018	645,000	748,196
9.00%, 05/01/2021	217,000	282,137

5.50%, 11/15/2040	118,000	132,322
Praxair Inc
4.63%, 03/30/2015	196,000	203,928
5.20%, 03/15/2017	50,000	55,351
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	59,426
Rio Tinto Finance USA Ltd
8.95%, 05/01/2014	164,000	165,098
9.00%, 05/01/2019	797,000	1,036,753
3.50%, 11/02/2020	132,000	135,186
3.75%, 09/20/2021	388,000	399,609
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	461,863
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,655) (a)	537,000	540,356
Union Carbide Corp
7.50%, 06/01/2025	624,000	750,529
7.75%, 10/01/2096	681,000	786,549
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,964,140
8.25%, 01/17/2034	424,000	510,936
6.88%, 11/21/2036	167,000	177,934
6.88%, 11/10/2039	107,000	114,391
Westvaco Corp
9.75%, 06/15/2020	17,000	21,173
8.20%, 01/15/2030	537,000	670,540
Xstrata Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $204,993) (a)	188,000	206,980
3.60%, 01/15/2017 (Acquired 02/06/2014, Cost $6,308,141) (a)	6,016,000	6,265,417
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,802,387) (a)	5,000,000	4,875,660
Yara International ASA
5.25%, 12/15/2014 (Acquired 10/28/2013, Cost $693,721) (a)	676,000	695,338
		76,302,661
Communications - 2.22%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	133,138
7.25%, 05/18/2018	203,000	244,440
8.88%, 04/26/2023	108,000	141,015
9.50%, 07/15/2024	175,000	234,756
7.30%, 04/30/2028	454,000	563,082
7.63%, 11/30/2028	310,000	394,768
6.20%, 12/15/2034	258,000	300,702
6.65%, 11/15/2037	310,000	378,633
6.90%, 08/15/2039	155,000	194,806
6.15%, 02/15/2041	3,790,000	4,457,707
America Movil SAB de CV
2.38%, 09/08/2016	441,000	453,789
5.00%, 10/16/2019	3,500,000	3,867,500
3.13%, 07/16/2022	374,000	356,842
6.13%, 03/30/2040	283,000	319,380
AT&T Inc
0.80%, 12/01/2015	116,000	116,076
0.90%, 02/12/2016	213,000	212,960

5.63%, 06/15/2016	237,000	260,898
1.40%, 12/01/2017	241,000	238,453
5.50%, 02/01/2018	302,000	340,736
4.45%, 05/15/2021	722,000	780,234
3.88%, 08/15/2021	134,000	139,762
3.90%, 03/11/2024	3,750,000	3,739,391
6.30%, 01/15/2038	743,000	845,334
5.35%, 09/01/2040	1,094,000	1,117,996
4.30%, 12/15/2042	5,027,000	4,454,314
4.35%, 06/15/2045	511,000	450,996
BellSouth Corp
5.20%, 09/15/2014	604,000	616,954
BellSouth Telecommunications LLC
6.30%, 12/15/2015	76,161	78,937
British Telecommunications PLC
5.95%, 01/15/2018	289,000	329,740
2.35%, 02/14/2019	220,000	218,979
9.63%, 12/15/2030	101,000	156,128
CBS Corp
1.95%, 07/01/2017	4,840,000	4,899,624
8.88%, 05/15/2019	181,000	232,058
5.75%, 04/15/2020	147,000	166,972
4.30%, 02/15/2021	155,000	163,723
7.88%, 09/01/2023	129,000	162,727
7.88%, 07/30/2030	622,000	815,239
5.50%, 05/15/2033	77,000	81,153
5.90%, 10/15/2040	67,000	74,683
Centel Capital Corp
9.00%, 10/15/2019	464,000	552,951
CenturyLink Inc
5.15%, 06/15/2017	322,000	345,345
6.45%, 06/15/2021	970,000	1,042,750
7.60%, 09/15/2039	516,000	490,845
Cisco Systems Inc
5.50%, 02/22/2016	155,000	169,283
2.90%, 03/04/2021	186,000	185,901
3.63%, 03/04/2024	550,000	554,586
5.90%, 02/15/2039	515,000	611,306
5.50%, 01/15/2040	481,000	547,836
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	768,120
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	125,662
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	258,560
Comcast Corp
5.90%, 03/15/2016	134,000	147,278
6.50%, 01/15/2017	103,000	117,595
4.25%, 01/15/2033	1,895,000	1,857,377
6.50%, 11/15/2035	1,342,000	1,664,217
6.45%, 03/15/2037	310,000	381,365
6.95%, 08/15/2037	107,000	138,989
4.50%, 01/15/2043	1,765,000	1,721,459

Cox Communications Inc
5.45%, 12/15/2014	86,000	88,890
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $317,865) (a)	348,000	326,904
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $165,024) (a)	134,000	175,797
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $320,447) (a)	273,000	325,793
Crown Castle Towers LLC
3.21%, 08/15/2015 (Acquired 10/28/2013, Cost $291,081) (a)	287,000	292,161
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	433,000	438,005
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,622,903) (a)	4,529,000	4,632,524
6.00%, 07/08/2019	209,000	245,068
8.75%, 06/15/2030	648,000	935,173
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,048) (a)	240,000	241,415
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	609,827
5.00%, 03/01/2021	446,000	479,527
3.80%, 03/15/2022	619,000	612,525
6.00%, 08/15/2040	2,146,000	2,237,295
6.38%, 03/01/2041	329,000	357,626
Discovery Communications LLC
4.38%, 06/15/2021	752,000	795,272
4.95%, 05/15/2042	261,000	256,856
eBay Inc
2.60%, 07/15/2022	236,000	224,033
4.00%, 07/15/2042	213,000	188,391
GTE Corp
8.75%, 11/01/2021	114,000	148,013
6.94%, 04/15/2028	351,000	422,069
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 (Acquired 10/28/2013, Cost $1,149,119) (a)	1,087,000	1,151,662
Historic TW Inc
9.15%, 02/01/2023	347,000	473,361
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	759,659
6.40%, 04/30/2040	372,000	460,237
5.95%, 04/01/2041	527,000	622,099
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,656,392
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	236,022
Orange SA
2.75%, 09/14/2016	437,000	452,963
2.75%, 02/06/2019	3,000,000	3,037,848
8.75%, 03/01/2031	655,000	947,225
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,316,791
Rogers Communications Inc
4.10%, 10/01/2023	955,000	978,851
8.75%, 05/01/2032	258,000	352,456
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $435,986) (a)	361,000	438,959
Sprint Capital Corp

6.90%, 05/01/2019	301,000	330,348
8.75%, 03/15/2032	38,000	41,800
TCI Communications Inc
8.75%, 08/01/2015	44,000	48,747
7.13%, 02/15/2028	138,000	174,329
Telecom Italia Capital SA
6.18%, 06/18/2014	178,000	179,780
7.00%, 06/04/2018	5,000,000	5,668,750
7.18%, 06/18/2019	215,000	246,444
7.20%, 07/18/2036	1,644,000	1,672,770
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	517,951
6.22%, 07/03/2017	545,000	616,486
3.19%, 04/27/2018	221,000	226,346
5.88%, 07/15/2019	490,000	551,203
5.46%, 02/16/2021	233,000	256,144
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	241,917
3.95%, 09/30/2021	934,000	952,409
4.50%, 05/23/2043	312,000	281,290
Time Warner Cable Inc
5.85%, 05/01/2017	100,000	112,427
6.75%, 07/01/2018	470,000	550,946
8.75%, 02/14/2019	184,000	232,764
8.25%, 04/01/2019	222,000	276,602
6.55%, 05/01/2037	375,000	435,536
7.30%, 07/01/2038	253,000	316,086
6.75%, 06/15/2039	539,000	638,835
5.88%, 11/15/2040	475,000	514,691
5.50%, 09/01/2041	385,000	401,405
Time Warner Entertainment Co LP
8.38%, 03/15/2023	208,000	271,961
8.38%, 07/15/2033	671,000	924,696
Time Warner Inc
4.75%, 03/29/2021	585,000	640,063
4.00%, 01/15/2022	900,000	931,981
7.63%, 04/15/2031	4,513,000	6,012,760
7.70%, 05/01/2032	842,000	1,129,162
6.50%, 11/15/2036	257,000	304,710
6.20%, 03/15/2040	323,000	374,002
6.25%, 03/29/2041	170,000	199,152
5.38%, 10/15/2041	181,000	191,758
5.35%, 12/15/2043	4,275,000	4,555,880
Verizon Communications Inc
2.50%, 09/15/2016	199,000	206,059
4.50%, 09/15/2020	1,070,000	1,162,066
7.75%, 12/01/2030	1,817,000	2,402,859
6.40%, 09/15/2033	16,483,000	19,569,392
5.85%, 09/15/2035	149,000	164,999
6.40%, 02/15/2038	114,000	133,857
7.35%, 04/01/2039	454,000	589,218
6.55%, 09/15/2043	4,850,000	5,902,135
Verizon Maryland LLC

5.13%, 06/15/2033	103,000	104,493
Verizon New England Inc
7.88%, 11/15/2029	279,000	342,673
Verizon New York Inc
7.38%, 04/01/2032	91,000	108,634
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	460,207
8.35%, 12/15/2030	540,000	680,174
Viacom Inc
4.38%, 09/15/2014	2,401,000	2,442,103
1.25%, 02/27/2015	173,000	174,039
4.50%, 03/01/2021	62,000	66,585
3.88%, 12/15/2021	581,000	593,035
3.13%, 06/15/2022	224,000	215,809
3.25%, 03/15/2023	69,000	66,527
4.50%, 02/27/2042	209,000	190,549
4.38%, 03/15/2043	718,000	638,074
Vodafone Group PLC
1.63%, 03/20/2017	857,000	866,099
1.50%, 02/19/2018	784,000	770,837
5.45%, 06/10/2019	78,000	89,118
		143,295,411
Consumer, Cyclical - 1.02%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $380,043) (a)	398,000	398,995
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	140,500	152,443
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023 (Acquired 10/28/2013 through 11/20/2013, Cost $5,229,299) (a)	4,991,740	5,353,641
Arrow Electronics Inc
3.38%, 11/01/2015	336,000	346,744
3.00%, 03/01/2018	197,000	199,166
6.88%, 06/01/2018	279,000	317,450
6.00%, 04/01/2020	478,000	527,663
4.50%, 03/01/2023	183,000	186,229
7.50%, 01/15/2027	992,000	1,185,048
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	22,761	24,582
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	44,824	49,867
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	3,034,817	3,444,518
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	219,000	221,190
CVS Caremark Corp
4.00%, 12/05/2023	6,000,000	6,130,344
6.13%, 09/15/2039	206,000	248,398
5.75%, 05/15/2041	701,000	812,412
5.30%, 12/05/2043	6,120,000	6,755,403
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $783,441) (a)	707,803	787,794
Daimler Finance North America LLC
1.65%, 04/10/2015 (Acquired 10/28/2013, Cost $1,197,954) (a)	1,189,000	1,198,633

2.63%, 09/15/2016 (Acquired 10/28/2013, Cost $557,536) (a)	542,000	561,790
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,045,665) (a)	1,011,000	1,053,483
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,075,245) (a)	3,080,000	3,066,987
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $196,084) (a)	195,000	196,789
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,215,205) (a)	3,250,000	3,204,637
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,677) (a)	700,000	693,060
8.50%, 01/18/2031	155,000	230,202
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	363,906	396,658
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	119,754	132,329
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	376,622	406,751
DR Horton Inc
6.50%, 04/15/2016	107,000	116,764
Ford Motor Co
4.75%, 01/15/2043	6,130,000	5,927,857
Gap Inc/The
5.95%, 04/12/2021	391,000	440,235
Home Depot Inc/The
5.40%, 03/01/2016	475,000	517,494
4.40%, 04/01/2021	77,000	84,651
5.88%, 12/16/2036	5,490,000	6,612,711
Johnson Controls Inc
4.25%, 03/01/2021	344,000	368,556
3.75%, 12/01/2021	475,000	491,341
6.00%, 01/15/2036	107,000	123,333
5.25%, 12/01/2041	722,000	764,611
Kohl's Corp
6.25%, 12/15/2017	103,000	118,458
Lowe's Cos Inc
7.11%, 05/15/2037	361,000	468,478
5.13%, 11/15/2041	238,000	257,485
4.65%, 04/15/2042	449,000	453,457
Macy's Retail Holdings Inc
7.45%, 07/15/2017	134,000	157,986
2.88%, 02/15/2023	421,000	394,196
4.38%, 09/01/2023	192,000	198,755
5.13%, 01/15/2042	101,000	104,144
Newell Rubbermaid Inc
4.70%, 08/15/2020	310,000	330,480
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $715,535) (a)	727,000	717,507
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $507,309) (a)	500,000	505,769
Nordstrom Inc
4.00%, 10/15/2021	398,000	419,227
PACCAR Financial Corp
1.60%, 03/15/2017	407,000	410,181
0.84%, 12/06/2018	3,000,000	3,016,575
Target Corp
6.00%, 01/15/2018	217,000	249,739
Toyota Motor Credit Corp
3.20%, 06/17/2015	572,000	590,326

2.00%, 09/15/2016	1,600,000	1,642,547
2.05%, 01/12/2017	402,000	412,642
1.75%, 05/22/2017	516,000	523,447
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	25,592	27,383
Walgreen Co
3.10%, 09/15/2022	871,000	836,770
Wal-Mart Stores Inc
7.55%, 02/15/2030	72,000	101,009
5.25%, 09/01/2035	124,000	139,886
6.20%, 04/15/2038	108,000	135,796
		65,943,002
Consumer, Non-cyclical - 2.73%
AbbVie Inc
1.75%, 11/06/2017	866,000	868,737
2.90%, 11/06/2022	574,000	552,579
4.40%, 11/06/2042	1,215,000	1,188,621
Actavis Inc
3.25%, 10/01/2022	271,000	259,800
4.63%, 10/01/2042	3,330,000	3,182,248
ADT Corp/The
3.50%, 07/15/2022	577,000	507,195
4.13%, 06/15/2023	217,000	194,297
4.88%, 07/15/2042	323,000	266,056
Aetna Inc
6.50%, 09/15/2018	4,000,000	4,717,552
6.75%, 12/15/2037	341,000	438,155
4.50%, 05/15/2042	205,000	201,583
Amgen Inc
5.70%, 02/01/2019	204,000	236,106
4.50%, 03/15/2020	123,000	132,973
3.88%, 11/15/2021	722,000	753,067
5.75%, 03/15/2040	5,865,000	6,596,213
4.95%, 10/01/2041	464,000	468,461
5.15%, 11/15/2041	1,496,000	1,541,205
5.65%, 06/15/2042	242,000	268,306
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	116,305
5.75%, 04/01/2036	114,000	133,660
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024	960,000	969,879
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	728,000	901,803
Archer-Daniels-Midland Co
5.94%, 10/01/2032	227,000	267,411
Baxter International Inc
4.63%, 03/15/2015	52,000	54,056
1.85%, 06/15/2018	183,000	181,959
3.65%, 08/15/2042	1,900,000	1,635,488
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	81,215
Bunge Ltd Finance Corp
5.10%, 07/15/2015	138,000	145,013

3.20%, 06/15/2017	4,010,000	4,167,372
8.50%, 06/15/2019	4,456,000	5,498,971
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	517,702
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $182,661) (a)	160,000	182,847
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $358,006) (a)	294,000	355,411
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $299,867) (a)	281,000	300,193
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $791,780) (a)	800,000	787,683
Celgene Corp
3.25%, 08/15/2022	1,020,000	994,062
4.00%, 08/15/2023	298,000	302,546
Cigna Corp
5.38%, 02/15/2042	3,040,000	3,340,990
Coca-Cola Co/The
4.88%, 03/15/2019	160,000	180,596
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	9,880,110
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	236,557
5.82%, 06/15/2017	644,000	727,357
2.10%, 03/15/2018	238,000	236,822
4.95%, 08/15/2020	215,000	234,806
9.75%, 03/01/2021	1,750,000	2,278,481
7.00%, 10/01/2028	1,250,000	1,519,482
Diageo Capital PLC
1.50%, 05/11/2017	405,000	407,717
4.83%, 07/15/2020	287,000	319,060
Diageo Finance BV
5.30%, 10/28/2015	222,000	238,237
Diageo Investment Corp
8.00%, 09/15/2022	516,000	683,045
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $283,033) (a)	275,000	283,683
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $47,121) (a)	41,000	47,197
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,961,674) (a)	4,875,000	4,962,935
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $421,474) (a)	400,000	425,119
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $583,866) (a)	508,000	602,006
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $369,135) (a)	357,000	390,046
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,774,890
4.75%, 11/15/2021	4,000,000	4,347,124
FBG Finance Pty Ltd
5.13%, 06/15/2015 (Acquired 10/28/2013, Cost $430,622) (a)	410,000	431,231
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	458,696
Gilead Sciences Inc
5.65%, 12/01/2041	2,910,000	3,333,373
GlaxoSmithKline Capital Inc
5.65%, 05/15/2018	320,000	367,137
6.38%, 05/15/2038	217,000	276,261
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $295,873) (a)	299,000	297,694

Hospira Inc
6.05%, 03/30/2017	537,000	594,422
Humana Inc
7.20%, 06/15/2018	215,000	255,593
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,122,428
4.50%, 12/05/2043	3,650,000	3,791,547
Kellogg Co
1.75%, 05/17/2017	262,000	263,838
3.25%, 05/21/2018	234,000	244,394
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	64,292
2.40%, 03/01/2022	140,000	133,889
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	616,241
5.38%, 02/10/2020	318,000	362,619
3.50%, 06/06/2022	588,000	591,544
6.88%, 01/26/2039	1,049,000	1,350,621
6.50%, 02/09/2040	310,000	385,624
5.00%, 06/04/2042	505,000	528,812
Kroger Co/The
2.20%, 01/15/2017	399,000	408,133
6.40%, 08/15/2017	62,000	71,167
6.15%, 01/15/2020	206,000	240,070
4.00%, 02/01/2024	63,000	63,678
7.50%, 04/01/2031	1,271,000	1,617,313
5.40%, 07/15/2040	95,000	99,290
5.00%, 04/15/2042	1,434,000	1,439,090
McKesson Corp
0.95%, 12/04/2015	144,000	144,405
Medco Health Solutions Inc
2.75%, 09/15/2015	223,000	228,668
Merck & Co Inc
1.30%, 05/18/2018	107,000	104,625
2.40%, 09/15/2022	376,000	351,633
2.80%, 05/18/2023	361,000	342,909
4.15%, 05/18/2043	4,000,000	3,832,700
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,490,100
5.38%, 02/10/2020	1,161,000	1,312,512
4.00%, 02/01/2024	1,590,000	1,613,444
Mylan Inc/PA
6.00%, 11/15/2018 (Acquired 12/26/2013, Cost $700,235) (a)	662,000	698,893
2.55%, 03/28/2019	600,000	593,573
7.88%, 07/15/2020 (Acquired 11/18/2013, Cost $5,601,061) (a)	5,000,000	5,604,870
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,086,038
3.40%, 05/06/2024	922,000	920,884
PepsiCo Inc
0.80%, 08/25/2014	96,000	96,159
1.25%, 08/13/2017	1,175,000	1,171,959
7.90%, 11/01/2018	24,000	30,126
3.00%, 08/25/2021	258,000	259,626

Perrigo Co PLC
2.30%, 11/08/2018 (Acquired 12/17/2013, Cost $4,220,424) (a)	4,223,000	4,177,155
Pfizer Inc
3.00%, 06/15/2023	449,000	435,440
4.30%, 06/15/2043	4,170,000	4,117,771
Procter & Gamble - Esop
9.36%, 01/01/2021	191,967	239,868
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	121,105
Roche Holdings Inc
7.00%, 03/01/2039 (Acquired 11/26/2013, Cost $3,202,337) (a)	2,400,000	3,349,442
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	311,367
6.13%, 01/15/2017	11,000	12,073
7.63%, 06/15/2020	107,000	123,050
SABMiller Holdings Inc
1.85%, 01/15/2015 (Acquired 10/28/2013, Cost $394,220) (a)	391,000	394,720
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,117,143) (a)	5,080,000	5,073,360
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $493,011) (a)	481,000	491,603
SABMiller PLC
6.50%, 07/01/2016 (Acquired 10/28/2013, Cost $98,099) (a)	88,000	98,442
UnitedHealth Group Inc
3.38%, 11/15/2021	685,000	693,965
2.75%, 02/15/2023	186,000	175,109
2.88%, 03/15/2023	310,000	293,971
6.63%, 11/15/2037	562,000	723,303
4.38%, 03/15/2042	5,170,000	5,030,736
Warner Chilcott Co LLC / Warner Chilcott Finance LLC
7.75%, 09/15/2018	6,250,000	6,671,875
WellPoint Inc
2.30%, 07/15/2018	289,000	289,800
3.13%, 05/15/2022	484,000	463,171
3.30%, 01/15/2023	271,000	259,885
4.63%, 05/15/2042	400,000	385,887
4.65%, 01/15/2043	391,000	378,552
5.10%, 01/15/2044	5,191,000	5,388,917
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,985,058) (a)	4,960,000	5,004,704
Wyeth LLC
6.45%, 02/01/2024	82,000	100,856
Zoetis Inc
4.70%, 02/01/2043	3,230,000	3,196,550
		176,377,788
Diversified - 0.13%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $735,978) (a)	612,000	745,735
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $7,008,248) (a)	6,175,000	7,050,658
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $419,964) (a)	450,000	430,883
		8,227,276
Energy - 3.45%
Alberta Energy Co Ltd

7.38%, 11/01/2031	274,000	336,835
Anadarko Finance Co
7.50%, 05/01/2031	206,000	262,292
Anadarko Holding Co
7.15%, 05/15/2028	170,000	204,671
Anadarko Petroleum Corp
5.75%, 06/15/2014	42,000	42,428
6.38%, 09/15/2017	722,000	826,556
8.70%, 03/15/2019	664,000	841,729
6.95%, 06/15/2019	2,975,000	3,550,707
6.45%, 09/15/2036	4,125,000	4,879,021
0.00%, 10/10/2036	4,000,000	1,467,725
ANR Pipeline Co
9.63%, 11/01/2021	337,000	469,661
Apache Corp
6.90%, 09/15/2018	258,000	308,871
3.25%, 04/15/2022	99,000	99,855
4.75%, 04/15/2043	416,000	418,196
BP Capital Markets PLC
3.88%, 03/10/2015	568,000	586,713
1.85%, 05/05/2017	689,000	699,745
1.38%, 11/06/2017	229,000	228,090
2.24%, 05/10/2019	400,000	397,620
4.74%, 03/11/2021	640,000	710,021
3.25%, 05/06/2022	262,000	259,795
2.75%, 05/10/2023	262,000	245,727
3.81%, 02/10/2024	3,993,000	4,028,709
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,877,322
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	73,051
Burlington Resources Inc
8.20%, 03/15/2025	206,000	277,415
Cameron International Corp
1.60%, 04/30/2015	177,000	178,741
3.60%, 04/30/2022	5,900,000	5,857,231
4.00%, 12/15/2023	163,000	163,452
Canadian Natural Resources Ltd
5.90%, 02/01/2018	41,000	46,665
7.20%, 01/15/2032	41,000	51,730
6.45%, 06/30/2033	150,000	178,824
6.50%, 02/15/2037	118,000	143,858
6.25%, 03/15/2038	478,000	571,712
6.75%, 02/01/2039	206,000	255,697
Cenovus Energy Inc
3.00%, 08/15/2022	184,000	176,024
6.75%, 11/15/2039	351,000	435,845
4.45%, 09/15/2042	427,000	404,815
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	62,900
4.50%, 01/15/2021	103,000	111,269
Chevron Corp
4.95%, 03/03/2019	526,000	596,949

2.43%, 06/24/2020	314,000	311,757
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,000,000	1,809,456
Conoco Funding Co
7.25%, 10/15/2031	54,000	73,425
ConocoPhillips
5.20%, 05/15/2018	155,000	174,690
5.75%, 02/01/2019	206,000	240,533
6.00%, 01/15/2020	150,000	177,554
6.50%, 02/01/2039	150,000	197,116
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	140,709
Continental Resources Inc/OK
4.50%, 04/15/2023	5,700,000	5,903,330
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $6,225,925) (a)	4,960,000	6,323,469
Devon Energy Corp
0.78%, 12/15/2016	4,000,000	4,004,332
1.88%, 05/15/2017	3,385,000	3,409,555
6.30%, 01/15/2019	1,174,000	1,374,966
3.25%, 05/15/2022	596,000	587,012
4.75%, 05/15/2042	323,000	320,208
El Paso Pipeline Partners Operating Co LLC
5.00%, 10/01/2021	4,875,000	5,162,103
7.50%, 11/15/2040	483,000	600,839
Encana Corp
6.50%, 05/15/2019	240,000	281,031
6.50%, 08/15/2034	118,000	136,371
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	138,253
4.65%, 06/01/2021	5,000,000	5,256,225
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,580) (a)	557,000	579,914
Enterprise Products Operating LLC
3.90%, 02/15/2024	2,500,000	2,513,068
4.85%, 08/15/2042	4,000,000	3,965,628
EOG Resources Inc
6.88%, 10/01/2018	186,000	221,862
4.10%, 02/01/2021	547,000	588,979
2.63%, 03/15/2023	249,000	235,241
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,143,386) (a)	1,750,000	2,065,000
Halliburton Co
6.15%, 09/15/2019	77,000	91,100
3.50%, 08/01/2023	332,000	330,827
6.70%, 09/15/2038	350,000	454,382
7.45%, 09/15/2039	521,000	731,769
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,101) (a)	258,000	368,022
Hess Corp
7.88%, 10/01/2029	173,000	227,207
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	4,151,576
6.15%, 06/15/2019	119,000	136,370

Kerr-McGee Corp
6.95%, 07/01/2024	127,000	153,999
7.88%, 09/15/2031	1,041,000	1,351,300
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	107,000	135,473
7.30%, 08/15/2033	1,650,000	2,024,433
6.95%, 01/15/2038	242,000	289,816
6.50%, 09/01/2039	107,000	121,451
5.00%, 08/15/2042	3,544,000	3,360,782
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	103,305
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	242,782
5.15%, 10/15/2043	941,000	988,327
Marathon Oil Corp
6.00%, 10/01/2017	289,000	330,365
5.90%, 03/15/2018	291,000	332,329
Maritimes & Northeast Pipeline LLC
7.50%, 05/31/2014 (Acquired 10/28/2013, Cost $891,342) (a)	883,687	891,157
Murphy Oil Corp
4.00%, 06/01/2022	537,000	532,020
Nabors Industries Inc
2.35%, 09/15/2016 (Acquired 12/10/2013, Cost $5,080,799) (a)	5,000,000	5,115,200
6.15%, 02/15/2018	118,000	133,490
5.00%, 09/15/2020	1,190,000	1,270,177
4.63%, 09/15/2021	600,000	619,864
National Oilwell Varco Inc
6.13%, 08/15/2015	757,000	757,910
1.35%, 12/01/2017	162,000	160,286
Nexen Energy ULC
6.40%, 05/15/2037	408,000	469,406
7.50%, 07/30/2039	4,000,000	5,200,940
Noble Energy Inc
8.25%, 03/01/2019	323,000	402,202
5.25%, 11/15/2043	2,675,000	2,792,005
Noble Holding International Ltd
3.95%, 03/15/2022	90,000	89,244
5.25%, 03/15/2042	64,000	62,657
Occidental Petroleum Corp
1.75%, 02/15/2017	251,000	254,317
ONEOK Partners LP
6.15%, 10/01/2016	365,000	408,023
3.20%, 09/15/2018	1,300,000	1,340,774
8.63%, 03/01/2019	353,000	442,453
6.20%, 09/15/2043	2,500,000	2,863,850
PC Financial Partnership
5.00%, 11/15/2014	119,000	122,182
Pemex Project Funding Master Trust
5.75%, 03/01/2018	301,000	333,734
6.63%, 06/15/2035	5,107,000	5,668,770
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,973,750
2.59%, 03/17/2017	1,050,000	1,053,937

3.25%, 03/17/2017	1,000,000	1,003,104
4.38%, 05/20/2023	788,000	721,037
6.25%, 03/17/2024	1,867,000	1,923,497
Petrobras International Finance Co
3.50%, 02/06/2017	537,000	542,801
5.88%, 03/01/2018	4,000,000	4,267,176
7.88%, 03/15/2019	206,000	234,955
5.75%, 01/20/2020	107,000	111,689
5.38%, 01/27/2021	743,000	751,411
6.75%, 01/27/2041	114,000	110,476
Petro-Canada
6.05%, 05/15/2018	263,000	302,843
6.80%, 05/15/2038	330,000	417,787
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,112,097) (a)	5,029,000	5,123,751
Petrohawk Energy Corp
7.25%, 08/15/2018	5,742,000	6,092,262
Petroleos Mexicanos
5.50%, 01/21/2021	7,000,000	7,647,500
4.88%, 01/24/2022	4,000,000	4,180,000
4.88%, 01/18/2024 (Acquired 01/15/2014, Cost $361,014) (a)	363,000	374,797
6.38%, 01/23/2045 (Acquired 01/15/2014, Cost $2,979,545) (a)	3,002,000	3,238,408
Phillips 66
2.95%, 05/01/2017	241,000	251,405
4.30%, 04/01/2022	5,736,000	6,064,088
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	232,744
Plains Exploration & Production Co
7.63%, 04/01/2020	918,000	1,009,800
Pride International Inc
8.50%, 06/15/2019	500,000	631,416
QEP Resources Inc
6.80%, 03/01/2020	107,000	115,159
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $2,033,959) (a)	2,000,000	2,094,462
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $182,323) (a)	215,000	210,700
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $340,049) (a)	337,000	343,826
3.65%, 12/01/2023	3,754,000	3,807,584
Shell International Finance BV
3.10%, 06/28/2015	103,000	106,398
1.13%, 08/21/2017	504,000	500,941
4.30%, 09/22/2019	310,000	342,170
4.38%, 03/25/2020	885,000	971,369
6.38%, 12/15/2038	619,000	797,968
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,129) (a)	475,000	477,963
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $167,949) (a)	150,000	168,369
Spectra Energy Capital LLC
5.67%, 08/15/2014	143,000	145,553
8.00%, 10/01/2019	515,000	631,038

5.65%, 03/01/2020	253,000	279,797
3.30%, 03/15/2023	467,000	424,326
7.50%, 09/15/2038	257,000	308,498
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	311,936
5.95%, 09/25/2043	207,000	236,484
Statoil ASA
3.13%, 08/17/2017	304,000	320,605
1.20%, 01/17/2018	221,000	216,789
5.25%, 04/15/2019	382,000	435,045
3.15%, 01/23/2022	237,000	237,737
2.45%, 01/17/2023	280,000	262,487
2.65%, 01/15/2024	663,000	620,078
4.25%, 11/23/2041	193,000	187,904
Suncor Energy Inc
6.10%, 06/01/2018	196,000	226,386
5.95%, 12/01/2034	248,000	286,665
6.85%, 06/01/2039	93,000	119,598
Talisman Energy Inc
7.75%, 06/01/2019	682,000	823,762
5.85%, 02/01/2037	171,000	174,985
6.25%, 02/01/2038	164,000	175,304
5.50%, 05/15/2042	860,000	851,917
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $659,384) (a)	714,000	661,167
Tosco Corp
7.80%, 01/01/2027	392,000	536,976
8.13%, 02/15/2030	361,000	522,496
Total Capital Canada Ltd
0.62%, 01/15/2016	174,000	174,963
Total Capital International SA
0.75%, 01/25/2016	256,000	256,736
1.50%, 02/17/2017	218,000	221,271
1.55%, 06/28/2017	581,000	586,713
2.13%, 01/10/2019	7,200,000	7,214,062
2.88%, 02/17/2022	144,000	141,015
Total Capital SA
2.30%, 03/15/2016	1,032,000	1,064,939
4.13%, 01/28/2021	229,000	245,879
TransCanada PipeLines Ltd
6.50%, 08/15/2018	196,000	231,155
7.13%, 01/15/2019	273,000	331,067
6.20%, 10/15/2037	155,000	188,490
7.25%, 08/15/2038	217,000	290,347
Transocean Inc
6.50%, 11/15/2020	697,000	782,680
6.38%, 12/15/2021	395,000	443,962
3.80%, 10/15/2022	287,000	274,374
7.50%, 04/15/2031	52,000	60,030
7.35%, 12/15/2041	153,000	183,404
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	6,017,425
Weatherford International Ltd/Bermuda

4.50%, 04/15/2022	249,000	260,752
6.50%, 08/01/2036	114,000	127,816
9.88%, 03/01/2039	275,000	416,424
6.75%, 09/15/2040	2,000,000	2,328,840
5.95%, 04/15/2042	97,000	104,511
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,511,085
6.30%, 04/15/2040	333,000	378,387
5.80%, 11/15/2043	3,550,000	3,826,900
		222,835,672
Financials - 12.34%
ABN AMRO Bank NV
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,368,716) (a)	6,342,000	6,334,073
ACE INA Holdings Inc
5.60%, 05/15/2015	206,000	217,373
2.60%, 11/23/2015	375,000	386,215
Aflac Inc
3.63%, 06/15/2023	289,000	291,257
African Development Bank
8.80%, 09/01/2019	2,720,000	3,492,910
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,189,407) (a)	955,000	1,228,798
Allstate Corp/The
3.15%, 06/15/2023	420,000	412,586
Ally Financial Inc
6.75%, 12/01/2014	16,000	16,560
2.75%, 01/30/2017	5,000,000	5,050,000
8.00%, 12/31/2018	43,000	51,277
3.50%, 01/27/2019	1,000,000	1,000,000
American Express Centurion Bank
6.00%, 09/13/2017	506,000	581,256
American Express Co
7.00%, 03/19/2018	284,000	336,844
American Express Credit Corp
5.13%, 08/25/2014	464,000	472,657
2.80%, 09/19/2016	831,000	866,651
2.38%, 03/24/2017	287,000	297,263
2.13%, 03/18/2019	637,000	634,423
American Honda Finance Corp
1.45%, 02/27/2015 (Acquired 10/28/2013, Cost $832,123) (a)	826,000	834,156
2.60%, 09/20/2016 (Acquired 10/28/2013, Cost $1,227,041) (a)	1,184,000	1,230,576
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $432,059) (a)	425,000	434,375
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,083) (a)	352,000	351,777
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $298,974) (a)	302,000	298,839
2.13%, 10/10/2018	69,000	69,277
American International Group Inc
5.45%, 05/18/2017	611,000	681,841
8.25%, 08/15/2018	215,000	268,748
6.40%, 12/15/2020	15,100,000	17,990,774
4.13%, 02/15/2024	622,000	635,170
8.18%, 05/15/2058	107,000	140,571
American Tower Corp
3.50%, 01/31/2023	341,000	322,463

American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,564) (a)	396,000	386,808
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	263,548
4.00%, 10/15/2023	650,000	670,581
Ameritech Capital Funding Corp
9.10%, 06/01/2016	135,792	150,636
6.45%, 01/15/2018	321,000	362,994
AmSouth Bancorp
6.75%, 11/01/2025	27,000	29,200
ANZ New Zealand Int'l Ltd/London
3.13%, 08/10/2015 (Acquired 10/28/2013, Cost $311,228) (a)	302,000	311,717
Aon Corp
3.50%, 09/30/2015	208,000	215,932
3.13%, 05/27/2016	256,000	266,093
6.25%, 09/30/2040	172,000	209,581
Aon PLC
4.00%, 11/27/2023	9,550,000	9,696,411
Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,469,739
Australia & New Zealand Banking Group Ltd
3.25%, 03/01/2016 (Acquired 10/28/2013, Cost $665,331) (a)	640,000	669,373
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,063,439) (a)	1,028,000	1,061,873
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $326,699) (a)	296,000	327,234
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	42,535
Bank of America Corp
7.38%, 05/15/2014	595,000	599,789
5.45%, 07/15/2014	384,000	389,395
5.00%, 01/15/2015	72,000	74,482
10.20%, 07/15/2015	184,000	203,686
3.63%, 03/17/2016	245,000	256,983
6.50%, 08/01/2016	515,000	576,828
5.63%, 10/14/2016	670,000	740,310
6.40%, 08/28/2017	2,293,000	2,632,309
5.75%, 12/01/2017	480,000	543,428
2.00%, 01/11/2018	733,000	731,627
6.88%, 04/25/2018	843,000	994,158
5.65%, 05/01/2018	825,000	932,608
6.88%, 11/15/2018	1,000,000	1,191,457
2.60%, 01/15/2019	800,000	803,156
2.65%, 04/01/2019	1,400,000	1,404,465
7.63%, 06/01/2019	360,000	443,078
5.63%, 07/01/2020	1,825,000	2,076,755
5.88%, 01/05/2021	15,340,000	17,699,154
5.00%, 05/13/2021	1,330,000	1,466,518
3.30%, 01/11/2023	4,343,000	4,187,039
4.10%, 07/24/2023	217,000	220,107
4.13%, 01/22/2024	1,600,000	1,618,030
4.00%, 04/01/2024	2,390,000	2,387,187
6.11%, 01/29/2037	3,580,000	4,003,786
7.75%, 05/14/2038	137,000	180,651
Bank of America NA

5.30%, 03/15/2017	5,191,000	5,712,415
Bank of Montreal
1.40%, 09/11/2017	1,416,000	1,408,964
2.55%, 11/06/2022	878,000	828,164
Bank of New York Mellon Corp/The
3.10%, 01/15/2015	258,000	263,529
1.20%, 02/20/2015	295,000	297,085
2.95%, 06/18/2015	826,000	849,330
2.40%, 01/17/2017	1,010,000	1,044,146
4.60%, 01/15/2020	387,000	424,992
3.55%, 09/23/2021	355,000	367,752
3.65%, 02/04/2024	93,000	93,726
Bank of Nova Scotia
3.40%, 01/22/2015	730,000	748,061
0.66%, 12/13/2016	5,650,000	5,666,690
2.55%, 01/12/2017	867,000	899,353
Bank of Tokyo-Mitsubishi UFJ Ltd/The
3.85%, 01/22/2015 (Acquired 10/28/2013, Cost $461,666) (a)	451,000	462,198
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $1,001,265) (a)	980,000	1,005,732
2.30%, 03/10/2019 (Acquired 03/04/2014, Cost $4,392,960) (a)	4,400,000	4,385,392
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $246,156) (a)	239,000	247,377
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,088) (a)	3,215,000	3,235,023
Banponce Trust I
8.33%, 02/01/2027	234,000	201,240
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,648,234) (a)	1,650,000	1,653,184
Barclays Bank PLC
5.20%, 07/10/2014	960,000	972,562
2.75%, 02/23/2015	1,193,000	1,216,136
2.50%, 09/21/2015 (Acquired 10/28/2013, Cost $886,804) (a)	864,000	886,908
5.00%, 09/22/2016	114,000	124,831
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $284,148) (a)	275,000	282,774
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $425,304) (a)	382,000	428,125
6.75%, 05/22/2019	430,000	515,914
5.13%, 01/08/2020	5,000,000	5,597,220
BB&T Corp
3.95%, 04/29/2016	645,000	685,156
4.90%, 06/30/2017	284,000	310,853
1.60%, 08/15/2017	384,000	385,116
2.25%, 02/01/2019	150,000	149,920
6.85%, 04/30/2019	170,000	205,474
Bear Stearns Cos LLC/The
5.30%, 10/30/2015	274,000	292,720
7.25%, 02/01/2018	4,306,000	5,125,841
Berkshire Hathaway Finance Corp

1.30%, 05/15/2018	100,000	98,317
5.40%, 05/15/2018	1,207,000	1,377,532
2.90%, 10/15/2020	605,000	613,233
3.00%, 05/15/2022	268,000	267,145
5.75%, 01/15/2040	134,000	156,310
4.40%, 05/15/2042	1,524,000	1,488,805
4.30%, 05/15/2043	322,000	307,764
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	641,167
3.40%, 01/31/2022	1,193,000	1,222,307
BlackRock Inc
3.50%, 12/10/2014	335,000	342,209
5.00%, 12/10/2019	959,000	1,081,974
3.38%, 06/01/2022	898,000	909,545
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,625,426) (a)	1,445,000	1,650,820
BNP Paribas SA
3.25%, 03/03/2023	430,000	417,499
BNZ International Funding Ltd
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,830) (a)	516,000	512,397
BPCE SA
1.49%, 04/25/2016	306,000	310,187
2.50%, 12/10/2018	2,500,000	2,511,913
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,750,938) (a)	3,645,000	3,788,868
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	531,987
0.54%, 05/23/2017	2,500,000	2,473,495
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $647,386) (a)	624,000	647,069
Canadian Imperial Bank of Commerce/Canada
2.60%, 07/02/2015 (Acquired 10/28/2013, Cost $1,297,347) (a)	1,264,000	1,299,316
0.90%, 10/01/2015	256,000	257,599
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,960,300
3.38%, 02/15/2023	2,164,000	2,105,687
Capital One Financial Corp
7.38%, 05/23/2014	627,000	633,089
2.15%, 03/23/2015	262,000	265,941
1.00%, 11/06/2015	211,000	211,299
4.75%, 07/15/2021	7,058,000	7,732,490
3.50%, 06/15/2023	942,000	923,466
CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $344,631) (a)	310,000	341,995
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	161,781
Chubb Corp/The
5.75%, 05/15/2018	117,000	133,996
Cie de Financement Foncier SA
2.50%, 09/16/2015 (Acquired 10/28/2013, Cost $204,913) (a)	200,000	205,234
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,457,750) (a)	1,300,000	1,454,375
Citigroup Inc
6.38%, 08/12/2014	193,000	197,052
5.00%, 09/15/2014	546,000	556,573
6.01%, 01/15/2015	523,000	545,114
4.75%, 05/19/2015	551,000	575,317
4.70%, 05/29/2015	155,000	161,772
2.25%, 08/07/2015	1,342,000	1,366,510
4.59%, 12/15/2015	1,197,000	1,269,597
1.25%, 01/15/2016	568,000	569,999
4.45%, 01/10/2017	984,000	1,062,746

5.50%, 02/15/2017	103,000	113,694
6.00%, 08/15/2017	1,393,000	1,578,913
6.13%, 11/21/2017	850,000	973,263
8.50%, 05/22/2019	1,484,000	1,890,735
5.38%, 08/09/2020	884,000	994,656
4.50%, 01/14/2022	10,972,000	11,625,383
3.38%, 03/01/2023	127,000	122,815
3.50%, 05/15/2023	5,000,000	4,717,250
5.50%, 09/13/2025	494,000	526,208
6.63%, 01/15/2028	387,000	455,242
6.88%, 03/05/2038	23,000	29,604
8.13%, 07/15/2039	294,000	425,214
5.88%, 01/30/2042	212,000	243,338
6.68%, 09/13/2043	2,800,000	3,278,803
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,120,418
5.30%, 09/15/2043	115,000	128,679
CNA Financial Corp
5.85%, 12/15/2014	702,000	727,547
6.50%, 08/15/2016	537,000	602,800
5.88%, 08/15/2020	523,000	600,339
7.25%, 11/15/2023	5,470,000	6,717,844
Comerica Inc
3.00%, 09/16/2015	202,000	208,703
Commonwealth Bank of Australia
0.83%, 10/08/2015 (Acquired 12/05/2013, Cost $536,190) (a)	537,000	536,767
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $859,913) (a)	836,000	858,964
CommonWealth REIT
6.65%, 01/15/2018	401,000	437,598
5.88%, 09/15/2020	723,000	760,683
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.20%, 03/11/2015 (Acquired 10/28/2013, Cost $1,342,536) (a)	1,311,000	1,346,140
2.13%, 10/13/2015	241,000	246,729
3.38%, 01/19/2017	258,000	273,528
4.50%, 01/11/2021	712,000	770,432
3.88%, 02/08/2022	4,611,000	4,775,262
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,773) (a)	361,000	381,545
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	978,901
4.38%, 06/15/2022	2,735,000	2,816,689
Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,602,447
Credit Agricole SA
1.08%, 10/03/2016 (Acquired 10/28/2013, Cost $250,443) (a)	250,000	252,041
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,193) (a)	107,000	111,120
Credit Suisse USA Inc
4.88%, 01/15/2015	124,000	128,255
Credit Suisse/New York NY
5.30%, 08/13/2019	169,000	192,040
Deutsche Bank AG/London
3.88%, 08/18/2014	363,000	367,720
3.25%, 01/11/2016	805,000	838,468
6.00%, 09/01/2017	341,000	388,186

2.50%, 02/13/2019	6,300,000	6,319,574
Digital Realty Trust LP
4.50%, 07/15/2015	4,500,000	4,662,932
Discover Bank/Greenwood DE
4.20%, 08/08/2023	6,711,000	6,880,708
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,520,019) (a)	1,488,000	1,522,254
Dresdner Bank AG/New York NY
7.25%, 09/15/2015	3,759,000	4,022,130
Duke Realty LP
3.88%, 02/15/2021	344,000	344,700
ERP Operating LP
4.63%, 12/15/2021	434,000	469,190
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	215,506
4.38%, 09/15/2021	250,000	267,714
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	165,617
2.30%, 03/01/2019	382,000	379,333
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	5,015,480
First Hawaiian Capital I
8.34%, 07/01/2027	403,000	408,642
First Tennessee Bank NA
5.05%, 01/15/2015	542,000	557,806
5.65%, 04/01/2016	680,000	727,460
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,282) (a)	250,000	261,376
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $299,793) (a)	258,000	311,854
Ford Motor Credit Co LLC
7.00%, 04/15/2015	140,000	148,929
4.21%, 04/15/2016	345,000	365,632
1.49%, 05/09/2016	332,000	337,548
3.98%, 06/15/2016	1,249,000	1,323,414
3.00%, 06/12/2017	905,000	939,987
6.63%, 08/15/2017	3,473,000	4,011,909
2.88%, 10/01/2018	1,072,000	1,092,125
2.38%, 03/12/2019	1,600,000	1,587,688
4.25%, 09/20/2022	397,000	409,114
General Electric Capital Corp
1.63%, 07/02/2015	1,187,000	1,203,133
2.25%, 11/09/2015	426,000	437,312
1.00%, 12/11/2015	258,000	259,818
0.41%, 02/15/2017	361,000	359,446
5.40%, 02/15/2017	155,000	173,014
2.30%, 04/27/2017	790,000	813,458
5.63%, 09/15/2017	764,000	866,841
1.60%, 11/20/2017	328,000	329,629
5.63%, 05/01/2018	2,376,000	2,715,485
6.00%, 08/07/2019	547,000	642,156
2.10%, 12/11/2019	152,000	150,775
5.50%, 01/08/2020	2,028,000	2,333,630
5.55%, 05/04/2020	666,000	767,353

4.38%, 09/16/2020	1,486,000	1,613,989
4.63%, 01/07/2021	9,494,000	10,453,103
5.30%, 02/11/2021	184,000	206,954
4.65%, 10/17/2021	8,987,000	9,869,820
3.15%, 09/07/2022	1,935,000	1,911,745
6.75%, 03/15/2032	954,000	1,226,588
5.88%, 01/14/2038	196,000	231,066
6.88%, 01/10/2039	8,263,000	10,881,883
Genworth Holdings Inc
4.90%, 08/15/2023	161,000	168,826
Goldman Sachs Capital I
6.35%, 02/15/2034	343,000	355,138
Goldman Sachs Group Inc/The
3.30%, 05/03/2015	388,000	398,483
3.70%, 08/01/2015	415,000	430,354
1.60%, 11/23/2015	688,000	695,139
3.63%, 02/07/2016	667,000	698,536
6.25%, 09/01/2017	878,000	1,002,650
5.95%, 01/18/2018	1,331,000	1,507,340
6.15%, 04/01/2018	1,193,000	1,363,828
2.90%, 07/19/2018	263,000	268,206
7.50%, 02/15/2019	3,617,000	4,375,803
5.38%, 03/15/2020	2,367,000	2,640,952
6.00%, 06/15/2020	1,514,000	1,738,540
5.25%, 07/27/2021	694,000	768,251
5.75%, 01/24/2022	17,547,000	19,896,877
3.63%, 01/22/2023	263,000	258,715
6.75%, 10/01/2037	4,938,000	5,656,573
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $313,684) (a)	301,000	314,545
Hartford Financial Services Group Inc/The
4.00%, 10/15/2017	537,000	577,096
6.00%, 01/15/2019	3,000,000	3,473,193
5.13%, 04/15/2022	5,500,000	6,119,316
8.13%, 06/15/2038	236,000	277,005
HCP Inc
3.75%, 02/01/2019	149,000	156,999
2.63%, 02/01/2020	325,000	317,473
5.38%, 02/01/2021	638,000	714,325
4.20%, 03/01/2024	241,000	244,357
Health Care REIT Inc
4.50%, 01/15/2024	461,000	474,783
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $310,103) (a)	322,000	315,808
HSBC Bank PLC
1.63%, 07/07/2014 (Acquired 10/28/2013, Cost $910,236) (a)	904,000	906,802
3.50%, 06/28/2015 (Acquired 10/28/2013, Cost $493,384) (a)	477,000	494,489
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $928,908) (a)	944,000	924,641
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $655,075) (a)	615,000	651,780
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,126,857) (a)	1,032,000	1,130,041
HSBC Bank USA NA/New York NY
4.63%, 04/01/2014	702,000	702,000
HSBC Finance Corp

5.00%, 06/30/2015	671,000	704,455
0.67%, 06/01/2016	2,605,000	2,601,322
7.35%, 11/27/2032	32,000	38,402
HSBC Holdings PLC
5.10%, 04/05/2021	482,000	538,926
4.88%, 01/14/2022	743,000	813,378
4.00%, 03/30/2022	1,012,000	1,050,987
6.50%, 09/15/2037	5,996,000	7,094,131
6.10%, 01/14/2042	743,000	906,542
HSBC USA Capital Trust I
7.81%, 12/15/2026 (Acquired 10/28/13 through 11/25/13, Cost $1,111,643) (a)	1,100,000	1,113,750
HSBC USA Capital Trust II
8.38%, 05/15/2027 (Acquired 10/28/13 through 11/25/13, Cost $54,731) (a)	54,000	54,907
HSBC USA Capital Trust III
7.75%, 11/15/2026	107,000	108,204
HSBC USA Inc
2.38%, 02/13/2015	1,032,000	1,049,601
1.63%, 01/16/2018	769,000	762,652
9.13%, 05/15/2021	75,000	97,383
Hyundai Capital Services Inc
6.00%, 05/05/2015 (Acquired 10/28/2013, Cost $225,641) (a)	215,000	226,514
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,517,430) (a)	2,367,000	2,526,363
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $208,376) (a)	200,000	209,263
ING Bank NV
2.00%, 09/25/2015 (Acquired 10/28/2013, Cost $259,081) (a)	256,000	260,124
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $514,189) (a)	516,000	517,430
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $410,667) (a)	392,000	414,323
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,439,410) (a)	1,369,000	1,455,322
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,065,633) (a)	4,800,000	5,118,946
IntercontinentalExchange Group Inc
2.50%, 10/15/2018	243,000	245,587
4.00%, 10/15/2023	578,000	599,615
International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	966,205
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (Acquired 11/21/2013, Cost $3,258,555) (a)	3,200,000	3,276,189
Invesco Finance PLC
3.13%, 11/30/2022	710,000	687,428
4.00%, 01/30/2024	2,400,000	2,447,710
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $328,859) (a)	310,000	331,318
Jefferies Group LLC
3.88%, 11/09/2015	317,000	329,960
5.13%, 04/13/2018	1,534,000	1,666,413
8.50%, 07/15/2019	955,000	1,173,648
6.88%, 04/15/2021	430,000	500,710
6.45%, 06/08/2027	578,000	617,895
6.25%, 01/15/2036	155,000	157,043
John Deere Capital Corp
1.20%, 10/10/2017	560,000	558,101
2.25%, 04/17/2019	5,335,000	5,339,652
1.70%, 01/15/2020	123,000	117,785
3.15%, 10/15/2021	257,000	259,159

2.80%, 01/27/2023	373,000	356,768
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $890,316) (a)	731,000	882,345
JPMorgan Chase & Co
4.25%, 10/15/2020	64,000	68,433
4.35%, 08/15/2021	10,000,000	10,718,960
3.38%, 05/01/2023	3,800,000	3,597,152
5.60%, 07/15/2041	494,000	559,771
5.63%, 08/16/2043	5,230,000	5,623,579
JPMorgan Chase Bank NA
5.88%, 06/13/2016	322,000	354,944
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,508,950
KeyCorp
2.30%, 12/13/2018	211,000	210,235
KFW
1.88%, 04/01/2019	10,580,000	10,573,440
Kookmin Bank
7.25%, 05/14/2014 (Acquired 10/28/2013, Cost $503,682) (a)	500,000	503,674
Korea Development Bank/The
0.86%, 01/22/2017	5,125,000	5,131,416
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $2,275,772) (a)	2,306,000	2,289,743
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $375,774) (a)	351,000	377,757
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,166) (a)	322,000	326,780
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,439,209) (a)	4,000,000	4,655,308
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $407,920) (a)	269,000	403,500
Liberty Mutual Insurance Co
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,316) (a)	100,000	108,288
Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,446,570
4.85%, 06/24/2021	168,000	183,882
4.20%, 03/15/2022	265,000	277,690
7.00%, 06/15/2040	5,160,000	6,789,533
6.05%, 04/20/2067	121,000	120,244
Lloyds Bank PLC
2.30%, 11/27/2018	1,075,000	1,073,936
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $196,471) (a)	172,000	197,251
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,360,000	1,425,279
M&T Capital Trust I
8.23%, 02/01/2027	337,000	342,956
M&T Capital Trust II
8.28%, 06/01/2027	169,000	172,361
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,071,038
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,944,689) (a)	2,719,000	2,966,690
Macquarie Group Ltd
7.30%, 08/01/2014 (Acquired 10/28/2013, Cost $737,323) (a)	722,000	737,719
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,976,000) (a)	6,000,000	6,056,862
7.63%, 08/13/2019 (Acquired 10/28/2013, Cost $90,793) (a)	77,000	92,292

6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $520,758) (a)	475,000	526,780
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,138,063) (a)	1,034,000	1,156,116
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	535,470
Markel Corp
7.13%, 09/30/2019	3,780,000	4,546,765
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	274,885
9.25%, 04/15/2019	177,000	229,750
4.80%, 07/15/2021	5,000,000	5,465,855
Massachusetts Mutual Life Insurance Co
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $8,062,044) (a)	5,548,000	8,437,337
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $213,142) (a)	203,000	222,206
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $291,762) (a)	280,000	293,433
2.00%, 04/05/2017 (Acquired 10/28/2013, Cost $1,673,284) (a)	1,652,000	1,686,033
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $358,749) (a)	386,000	359,772
MBIA Insurance Corp
11.50%, 01/15/2033 (Acquired 10/28/2013, Cost $59,480) (a)	86,000	69,445
MetLife Inc
6.82%, 08/15/2018	84,000	100,248
7.72%, 02/15/2019	118,000	146,764
4.37%, 09/15/2023	7,200,000	7,668,396
6.50%, 12/15/2032	56,000	69,761
4.88%, 11/13/2043	3,000,000	3,114,678
Metlife of Connecticut Global Funding I
5.13%, 08/15/2014 (Acquired 10/28/2013, Cost $335,734) (a)	330,000	335,446
Metropolitan Life Global Funding I
1.70%, 06/29/2015 (Acquired 10/28/2013, Cost $925,049) (a)	916,000	928,073
2.50%, 09/29/2015 (Acquired 10/28/2013, Cost $1,057,780) (a)	1,032,000	1,059,931
3.13%, 01/11/2016 (Acquired 10/28/2013, Cost $345,674) (a)	334,000	347,876
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $470,313) (a)	476,000	463,811
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,459,242) (a)	1,373,000	1,451,718
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,464) (a)	225,000	222,411
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,522,444) (a)	1,480,000	1,526,426
Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,301,485) (a)	3,000,000	3,309,819
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $371,178) (a)	376,000	372,146
Morgan Stanley
4.75%, 04/01/2014	115,000	115,000
6.00%, 05/13/2014	599,000	602,693
4.20%, 11/20/2014	440,000	449,980
6.00%, 04/28/2015	340,000	358,901
4.00%, 07/24/2015	791,000	823,130
1.75%, 02/25/2016	170,000	172,193
5.45%, 01/09/2017	537,000	593,661
5.95%, 12/28/2017	110,000	125,568
6.63%, 04/01/2018	457,000	532,753
7.30%, 05/13/2019	1,482,000	1,797,359
5.63%, 09/23/2019	1,702,000	1,935,894
5.50%, 07/24/2020	774,000	873,440
5.75%, 01/25/2021	10,335,000	11,837,616

5.50%, 07/28/2021	372,000	420,312
4.88%, 11/01/2022	1,895,000	1,991,236
4.10%, 05/22/2023	1,645,000	1,628,325
5.00%, 11/24/2025	4,306,000	4,430,529
6.38%, 07/24/2042	2,000,000	2,439,742
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	278,674
NASDAQ OMX Group Inc/The
4.00%, 01/15/2015	1,932,000	1,980,684
National Australia Bank Ltd
3.75%, 03/02/2015 (Acquired 10/28/2013, Cost $367,059) (a)	357,000	367,721
2.75%, 09/28/2015 (Acquired 10/28/2013, Cost $826,710) (a)	805,000	830,810
0.74%, 10/08/2015 (Acquired 10/28/2013, Cost $1,200,231) (a)	1,200,000	1,199,657
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $752,812) (a)	722,000	756,338
0.67%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (a)	5,000,000	5,009,300
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,109,204) (a)	2,064,000	2,100,863
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,142,304
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,748,804
8.00%, 03/01/2032	791,000	1,115,967
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $385,019) (a)	300,000	390,165
6.60%, 04/15/2034 (Acquired 10/28/2013, Cost $103,218) (a)	103,000	103,515
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,792,339) (a)	1,283,000	1,886,828
New York Life Global Funding
1.30%, 01/12/2015 (Acquired 10/28/2013, Cost $643,636) (a)	640,000	644,252
3.00%, 05/04/2015 (Acquired 10/28/2013, Cost $1,040,977) (a)	1,014,000	1,040,191
0.75%, 07/24/2015 (Acquired 10/28/2013, Cost $582,704) (a)	582,000	582,907
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,266) (a)	155,000	155,200
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,140,627) (a)	8,150,000	8,098,166
Nomura Holdings Inc
5.00%, 03/04/2015	292,000	303,284
4.13%, 01/19/2016	864,000	908,402
2.00%, 09/13/2016	6,532,000	6,613,219
6.70%, 03/04/2020	5,300,000	6,211,123
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $1,655,894) (a)	1,584,000	1,663,533
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $254,199) (a)	258,000	253,735
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $672,240) (a)	640,000	671,296
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	6,956,808
Oversea-Chinese Banking Corp Ltd
1.63%, 03/13/2015 (Acquired 10/28/2013, Cost $683,538) (a)	678,000	684,084
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $433,884) (a)	413,000	432,634
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $738,896) (a)	526,000	770,661
Pemex Finance Ltd
10.61%, 08/15/2017	281,750	320,260
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,171,243
4.20%, 11/01/2025	322,000	330,144

PNC Funding Corp
3.00%, 05/19/2014	105,000	105,373
5.25%, 11/15/2015	124,000	132,408
2.70%, 09/19/2016	133,000	138,236
5.63%, 02/01/2017	127,000	140,595
6.70%, 06/10/2019	423,000	509,542
5.13%, 02/08/2020	588,000	661,868
4.38%, 08/11/2020	468,000	506,616
3.30%, 03/08/2022	575,000	578,785
Portigon AG/New York
4.80%, 07/15/2015	300,000	314,757
Pricoa Global Funding I
5.45%, 06/11/2014 (Acquired 10/28/2013, Cost $666,274) (a)	660,000	666,295
Principal Financial Group Inc
1.85%, 11/15/2017	149,000	149,421
Principal Life Global Funding I
5.05%, 03/15/2015 (Acquired 10/28/2013, Cost $171,403) (a)	165,000	171,896
Principal Life Global Funding II
1.00%, 12/11/2015 (Acquired 10/28/2013, Cost $183,284) (a)	183,000	183,183
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,079,420
2.80%, 05/15/2022	1,200,000	1,192,609
3.55%, 01/15/2024	1,000,000	1,025,725
Prologis LP
4.25%, 08/15/2023	295,000	300,036
Protective Life Corp
7.38%, 10/15/2019	854,000	1,036,790
Prudential Covered Trust 2012-1
3.00%, 09/30/2015 (Acquired 10/28/2013, Cost $788,025) (a)	767,200	787,520
Prudential Holdings LLC
8.70%, 12/18/2023 (Acquired 10/28/2013, Cost $235,008) (a)	187,600	236,323
Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $1,548,481) (a)	1,191,000	1,583,778
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,648,338
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,289,190
Regions Financial Corp
7.75%, 11/10/2014	30,000	31,262
5.75%, 06/15/2015	215,000	226,748
Royal Bank of Canada
2.30%, 07/20/2016	867,000	895,333
1.20%, 09/19/2017	727,000	721,912
2.20%, 07/27/2018	155,000	156,008
2.00%, 10/01/2018	1,231,000	1,231,196
Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	394,291
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,817,015
Santander Issuances SAU
6.50%, 08/11/2019 (Acquired 10/28/2013, Cost $202,985) (a)	200,000	203,754
Simon Property Group LP
5.63%, 08/15/2014	183,000	186,458

4.20%, 02/01/2015	46,000	46,965
6.10%, 05/01/2016	219,000	239,726
2.15%, 09/15/2017	946,000	966,673
6.13%, 05/30/2018	379,000	440,881
7.38%, 06/15/2018	3,000,000	3,608,538
5.65%, 02/01/2020	114,000	132,128
4.38%, 03/01/2021	6,818,000	7,417,050
4.13%, 12/01/2021	442,000	471,056
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $295,785) (a)	299,000	295,415
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,550) (a)	5,000,000	4,989,650
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,081) (a)	1,225,000	1,221,710
SLM Corp
5.38%, 05/15/2014	420,000	422,100
5.63%, 08/01/2033	54,000	47,790
SouthTrust Bank
7.69%, 05/15/2025	253,000	305,078
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $1,699,894) (a)	1,757,000	1,688,987
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	109,750
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $671,222) (a)	683,000	664,204
Standard Chartered PLC
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $631,635) (a)	609,000	625,234
State Street Corp
3.10%, 05/15/2023	321,000	305,140
3.70%, 11/20/2023	1,385,000	1,399,026
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,045,900
3.95%, 07/19/2023	250,000	256,961
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	226,000	265,421
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	117,329
Susa Partnership LP
8.20%, 06/01/2017	111,000	129,485
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	723,816
2.50%, 01/25/2019	2,000,000	2,016,128
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $217,354) (a)	215,000	217,288
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,989,860) (a)	6,000,000	5,974,500
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $113,452) (a)	107,000	113,790
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	407,060
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,212,361) (a)	2,580,000	3,385,564
Toronto-Dominion Bank/The
2.20%, 07/29/2015 (Acquired 10/28/2013, Cost $954,196) (a)	933,000	954,842
2.50%, 07/14/2016	556,000	577,057
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $1,463,743) (a)	1,445,000	1,463,429

Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	125,914
UBS AG/Stamford CT
3.88%, 01/15/2015	783,000	804,015
5.75%, 04/25/2018	511,000	582,774
Wachovia Bank NA
5.00%, 08/15/2015	485,000	513,792
0.57%, 03/15/2016	457,000	456,211
6.00%, 11/15/2017	2,224,000	2,562,350
Wachovia Corp
5.75%, 06/15/2017	315,000	357,951
5.75%, 02/01/2018	1,865,000	2,135,399
WEA Finance LLC / WT Finance Aust Pty Ltd
6.75%, 09/02/2019 (Acquired 10/28/2013 through 11/27/2013, Cost $7,647,656) (a)	6,415,000	7,711,388
WEA Finance LLC / WT Finance Aust Pty Ltd / WT Finance NZ Ltd
3.38%, 10/03/2022 (Acquired 10/28/2013, Cost $401,923) (a)	418,000	417,406
Wells Fargo & Co
3.68%, 06/15/2016	1,723,000	1,826,969
2.63%, 12/15/2016	1,583,000	1,649,616
5.63%, 12/11/2017	948,000	1,081,320
3.00%, 01/22/2021	1,000,000	1,000,688
4.60%, 04/01/2021	877,000	965,266
3.50%, 03/08/2022	929,000	948,083
5.61%, 01/15/2044	317,000	343,117
Wells Fargo Bank NA
4.75%, 02/09/2015	503,000	521,271
Westpac Banking Corp
4.20%, 02/27/2015	495,000	512,300
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $700,314) (a)	676,000	699,268
1.60%, 01/12/2018	846,000	839,798
0.98%, 07/30/2018	3,060,000	3,087,375
4.88%, 11/19/2019	1,105,000	1,227,748
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	642,672
Willis North America Inc
5.63%, 07/15/2015	81,000	85,914
7.00%, 09/29/2019	537,000	619,069
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,339,869
5.25%, 12/15/2043	2,700,000	2,861,657
		797,277,988
Industrials - 0.85%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	174,181
2.88%, 05/08/2022	241,000	234,366
4.38%, 05/08/2042	107,000	106,616
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	499,406
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $278,948) (a)	243,000	280,280
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,849) (a)	550,000	611,319
Boeing Co/The

3.50%, 02/15/2015	26,000	26,685
4.88%, 02/15/2020	52,000	58,242
7.95%, 08/15/2024	124,000	168,969
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	424,777
5.75%, 03/15/2018	173,000	196,803
3.60%, 09/01/2020	146,000	151,231
3.45%, 09/15/2021	215,000	217,821
3.05%, 03/15/2022	440,000	427,419
3.00%, 03/15/2023	206,000	194,427
6.70%, 08/01/2028	62,000	74,786
7.29%, 06/01/2036	134,000	176,202
5.75%, 05/01/2040	373,000	427,443
5.40%, 06/01/2041	542,000	597,520
4.38%, 09/01/2042	462,000	437,459
5.15%, 09/01/2043	389,000	412,291
Canadian Pacific Railway Co
7.13%, 10/15/2031	155,000	197,261
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	101,288
5.45%, 04/15/2018	103,000	116,568
7.05%, 10/01/2018	361,000	436,026
7.15%, 02/15/2019	62,000	75,795
2.85%, 06/01/2022	446,000	432,841
3.75%, 11/24/2023	2,825,000	2,865,067
Caterpillar Inc
1.50%, 06/26/2017	193,000	193,127
2.60%, 06/26/2022	220,000	209,519
CRH America Inc
6.00%, 09/30/2016	172,000	191,173
CSX Corp
6.25%, 04/01/2015	175,000	184,680
7.90%, 05/01/2017	413,000	485,254
7.38%, 02/01/2019	72,000	87,604
4.25%, 06/01/2021	205,000	217,937
5.50%, 04/15/2041	402,000	447,226
4.10%, 03/15/2044	3,535,000	3,224,443
Danaher Corp
3.90%, 06/23/2021	387,000	409,404
Deere & Co
2.60%, 06/08/2022	619,000	591,819
3.90%, 06/09/2042	275,000	255,164
EADS Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $353,942) (a)	376,000	355,257
Eaton Corp
1.50%, 11/02/2017	163,000	162,215
5.60%, 05/15/2018	273,000	307,481
7.63%, 04/01/2024	206,000	259,173
4.00%, 11/02/2032	143,000	138,327
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	247,182	274,372
6.72%, 01/15/2022	219,804	257,170
Fluor Corp

3.38%, 09/15/2021	565,000	569,096
General Electric Co
2.70%, 10/09/2022	350,000	339,222
3.38%, 03/11/2024	655,000	659,434
Hanson Ltd
6.13%, 08/15/2016	625,000	686,719
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $168,341) (a)	148,000	168,476
Honeywell International Inc
5.30%, 03/01/2018	155,000	176,142
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	164,669
3.90%, 09/01/2042	1,754,000	1,597,647
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	93,273
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $331,183) (a)	329,000	335,914
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	195,913
3.75%, 03/15/2022	864,000	890,713
7.20%, 06/01/2026	57,000	69,503
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,815,000
7.13%, 07/15/2036	107,000	114,490
Lockheed Martin Corp
2.13%, 09/15/2016	318,000	326,558
4.25%, 11/15/2019	103,000	111,090
4.85%, 09/15/2041	181,000	190,159
4.07%, 12/15/2042	462,000	433,248
Martin Marietta Materials Inc
6.25%, 05/01/2037	107,000	108,223
Masco Corp
6.13%, 10/03/2016	175,000	192,063
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	16,596
3.25%, 12/01/2021	570,000	573,951
2.90%, 02/15/2023	294,000	279,752
5.59%, 05/17/2025	6,000	6,710
3.95%, 10/01/2042	332,000	300,070
4.80%, 08/15/2043	3,400,000	3,493,520
6.00%, 03/15/2105	351,000	400,225
6.00%, 05/23/2111	1,274,000	1,453,057
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	271,821
Odebrecht Finance Ltd
5.13%, 06/26/2022 (Acquired 12/02/2013, Cost $1,274,872) (a)	1,300,000	1,296,750
Pactiv LLC
7.95%, 12/15/2025	34,000	34,935
Parker Hannifin Corp
5.50%, 05/15/2018	80,000	90,734
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $433,520) (a)	431,000	437,850
Precision Castparts Corp

0.70%, 12/20/2015	244,000	244,290
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,124,514
3.55%, 06/01/2022	496,000	496,877
Ryder System Inc
3.60%, 03/01/2016	278,000	290,728
2.50%, 03/01/2017	330,000	337,269
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $155,289) (a)	139,000	155,330
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	869,595
2.38%, 12/17/2018	7,025,000	6,951,694
Union Pacific Corp
4.88%, 01/15/2015	18,000	18,603
4.16%, 07/15/2022	453,000	478,931
2.95%, 01/15/2023	149,000	142,360
3.65%, 02/15/2024	142,000	141,548
4.30%, 06/15/2042	165,000	158,828
4.82%, 02/01/2044	106,000	110,550
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	26,324	28,205
United Parcel Service Inc
2.45%, 10/01/2022	186,000	176,437
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	318,355
8.38%, 04/01/2030	83,000	119,039
United Technologies Corp
1.80%, 06/01/2017	205,000	208,426
6.13%, 02/01/2019	867,000	1,021,523
3.10%, 06/01/2022	524,000	523,072
4.50%, 06/01/2042	693,000	705,662
Vulcan Materials Co
7.00%, 06/15/2018	215,000	247,895
7.15%, 11/30/2037	54,000	54,945
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	329,555
Waste Management Inc
7.38%, 03/11/2019	1,275,000	1,536,957
4.75%, 06/30/2020	195,000	213,918
		55,273,063
Technology - 0.86%
Apple Inc
0.49%, 05/03/2018	790,000	790,344
2.40%, 05/03/2023	2,081,000	1,929,665
Computer Sciences Corp
2.50%, 09/15/2015	564,000	575,653
Dell Inc
7.10%, 04/15/2028	196,000	188,405
EMC Corp/MA
1.88%, 06/01/2018	640,000	639,573
3.38%, 06/01/2023	764,000	753,339
Fidelity National Information Services Inc
7.88%, 07/15/2020	4,371,000	4,702,178

3.50%, 04/15/2023	430,000	408,669
Fiserv Inc
4.63%, 10/01/2020	215,000	225,988
Hewlett-Packard Co
4.75%, 06/02/2014	196,000	197,368
2.35%, 03/15/2015	3,650,000	3,707,615
2.75%, 01/14/2019	6,625,000	6,668,811
4.30%, 06/01/2021	372,000	388,906
4.38%, 09/15/2021	293,000	306,462
4.65%, 12/09/2021	326,000	344,869
6.00%, 09/15/2041	731,000	800,500
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	298,301
Intel Corp
3.30%, 10/01/2021	504,000	515,633
4.00%, 12/15/2032	595,000	577,703
International Business Machines Corp
1.95%, 07/22/2016	532,000	547,408
1.25%, 02/06/2017	571,000	573,885
5.70%, 09/14/2017	408,000	466,854
7.63%, 10/15/2018	464,000	575,855
1.63%, 05/15/2020	2,670,000	2,526,325
6.22%, 08/01/2027	68,000	82,494
4.00%, 06/20/2042	79,000	73,123
Intuit Inc
5.75%, 03/15/2017	359,000	403,098
Maxim Integrated Products Inc
2.50%, 11/15/2018	4,200,000	4,186,951
Microsoft Corp
0.88%, 11/15/2017	238,000	234,613
2.13%, 11/15/2022	350,000	324,001
2.38%, 05/01/2023	655,000	611,508
3.63%, 12/15/2023	5,470,000	5,611,279
4.50%, 10/01/2040	125,000	127,416
National Semiconductor Corp
6.60%, 06/15/2017	855,000	993,376
Oracle Corp
5.25%, 01/15/2016	239,000	258,726
5.75%, 04/15/2018	351,000	404,090
5.00%, 07/08/2019	547,000	617,448
3.63%, 07/15/2023	149,000	150,880
6.50%, 04/15/2038	201,000	256,670
6.13%, 07/08/2039	265,000	325,620
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	191,953
Seagate HDD Cayman
6.88%, 05/01/2020	5,679,000	6,168,814
Texas Instruments Inc
1.65%, 08/03/2019	434,000	418,818
Xerox Corp
8.25%, 05/15/2014	593,000	597,973
6.40%, 03/15/2016	1,379,000	1,521,586
6.75%, 02/01/2017	2,170,000	2,469,369

2.95%, 03/15/2017	202,000	210,011
5.63%, 12/15/2019	521,000	590,344
4.50%, 05/15/2021	183,000	192,849
		55,733,319
Utilities - 1.53%
AGL Capital Corp
4.95%, 01/15/2015	1,600,000	1,651,342
6.38%, 07/15/2016	691,000	770,622
3.50%, 09/15/2021	530,000	539,669
5.88%, 03/15/2041	1,210,000	1,435,108
4.40%, 06/01/2043	160,000	156,490
Alabama Power Co
6.13%, 05/15/2038	219,000	271,551
6.00%, 03/01/2039	89,000	109,238
Ameren Corp
8.88%, 05/15/2014	741,000	748,099
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	244,431
American Water Capital Corp
3.85%, 03/01/2024	500,000	507,089
6.59%, 10/15/2037	386,000	490,261
Appalachian Power Co
6.70%, 08/15/2037	430,000	540,735
Arizona Public Service Co
4.65%, 05/15/2015	115,000	120,003
8.75%, 03/01/2019	91,000	116,394
5.05%, 09/01/2041	349,000	382,191
4.50%, 04/01/2042	221,000	220,788
Atmos Energy Corp
8.50%, 03/15/2019	71,000	90,597
4.15%, 01/15/2043	830,000	796,787
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	486,037
Beaver Valley II Funding Corp
9.00%, 06/01/2017	55,000	58,216
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,240) (a)	253,000	251,036
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	452,221
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,975,200) (a)	5,000,000	4,924,180
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	426,844
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $571,802) (a)	551,000	574,418
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,280) (a)	1,822,000	1,849,330
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	107,867
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	377,666
Constellation Energy Group Inc
4.55%, 06/15/2015	630,000	657,376
Consumers Energy Co

5.65%, 04/15/2020	144,000	166,795
2.85%, 05/15/2022	155,000	151,424
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	158,917
Dominion Resources Inc/VA
6.00%, 11/30/2017	61,000	69,567
8.88%, 01/15/2019	165,000	208,881
5.25%, 08/01/2033	583,000	640,922
7.00%, 06/15/2038	124,000	159,487
4.90%, 08/01/2041	212,000	216,300
DTE Electric Co
2.65%, 06/15/2022	194,000	186,701
DTE Energy Co
3.85%, 12/01/2023	292,000	296,126
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	161,264
4.30%, 06/15/2020	205,000	223,218
6.00%, 01/15/2038	161,000	198,028
4.25%, 12/15/2041	141,000	138,600
Duke Energy Corp
3.95%, 09/15/2014	194,000	197,097
2.15%, 11/15/2016	439,000	450,854
6.25%, 06/15/2018	1,781,000	2,066,345
3.55%, 09/15/2021	306,000	312,548
Duke Energy Florida Inc
5.65%, 06/15/2018	116,000	132,863
6.40%, 06/15/2038	72,000	92,846
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	418,894
6.35%, 08/15/2038	320,000	408,392
Duke Energy Progress Inc
5.30%, 01/15/2019	206,000	234,320
3.00%, 09/15/2021	372,000	373,371
2.80%, 05/15/2022	335,000	327,491
4.10%, 05/15/2042	217,000	208,034
4.10%, 03/15/2043	181,000	172,839
4.38%, 03/30/2044	132,000	132,408
Electricite de France
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,978,050) (a)	5,000,000	4,991,910
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,517,154) (a)	3,558,000	3,539,989
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,464) (a)	1,035,000	1,086,125
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $947,031) (a)	888,000	973,577
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $211,107) (a)	204,000	231,212
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,540) (a)	103,000	107,609
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,882,377
4.00%, 10/01/2020	619,000	635,698
5.75%, 10/01/2041	192,000	201,397
Florida Power & Light Co
5.95%, 10/01/2033	402,000	492,811
5.63%, 04/01/2034	57,000	67,863
5.95%, 02/01/2038	103,000	124,926

Georgia Power Co
5.95%, 02/01/2039	41,000	49,304
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	168,468
Hydro-Quebec
9.40%, 02/01/2021	186,000	252,624
8.40%, 01/15/2022	826,000	1,084,563
8.05%, 07/07/2024	258,000	352,031
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	134,567
3.20%, 03/15/2023	991,000	962,782
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	36,892
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	474,256	492,082
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	357,351
5.30%, 10/01/2041	1,032,000	1,114,286
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	281,846
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $293,172) (a)	279,000	296,227
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,040,842) (a)	4,000,000	4,066,592
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $620,073) (a)	591,000	612,257
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	81,327
MidAmerican Energy Holdings Co
5.75%, 04/01/2018	168,000	191,228
Nevada Power Co
6.50%, 08/01/2018	232,000	274,523
7.13%, 03/15/2019	188,000	229,897
5.38%, 09/15/2040	38,000	43,264
5.45%, 05/15/2041	386,000	446,018
NextEra Energy Capital Holdings Inc
1.20%, 06/01/2015	168,000	168,774
7.88%, 12/15/2015	165,000	184,070
6.00%, 03/01/2019	124,000	142,015
7.30%, 09/01/2067	295,000	325,238
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $187,273) (a)	168,000	185,907
NiSource Finance Corp
4.45%, 12/01/2021	186,000	194,302
3.85%, 02/15/2023	283,000	280,381
5.80%, 02/01/2042	774,000	833,453
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	326,132
Ohio Power Co
6.05%, 05/01/2018	160,000	183,954
5.38%, 10/01/2021	65,000	75,036
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	748,891

7.00%, 09/01/2022	124,000	154,108
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	231,588
8.25%, 10/15/2018	4,484,000	5,582,158
3.25%, 09/15/2021	146,000	145,478
2.45%, 08/15/2022	581,000	540,105
3.25%, 06/15/2023	206,000	199,220
6.05%, 03/01/2034	46,000	54,328
4.50%, 12/15/2041	749,000	727,459
4.45%, 04/15/2042	194,000	190,457
PacifiCorp
5.65%, 07/15/2018	294,000	336,770
5.50%, 01/15/2019	26,000	29,809
3.85%, 06/15/2021	103,000	108,940
PECO Energy Co
5.35%, 03/01/2018	93,000	104,807
2.38%, 09/15/2022	578,000	544,808
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	102,576
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	176,817
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	168,564
PPL Energy Supply LLC
5.70%, 10/15/2015	221,000	235,679
Progress Energy Inc
4.40%, 01/15/2021	390,000	417,718
3.15%, 04/01/2022	389,000	382,125
7.75%, 03/01/2031	153,000	209,074
PSEG Power LLC
5.50%, 12/01/2015	226,000	242,787
5.32%, 09/15/2016	346,000	381,108
5.13%, 04/15/2020	679,000	741,177
4.15%, 09/15/2021	83,000	86,154
8.63%, 04/15/2031	130,000	184,056
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	32,224
3.20%, 11/15/2020	120,000	123,233
2.25%, 09/15/2022	210,000	196,007
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	101,208
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	159,038
4.40%, 02/01/2021	203,000	219,452
6.63%, 11/15/2037	449,000	556,206
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	96,282
5.38%, 11/01/2039	117,000	135,075
RGS I&M Funding Corp
9.82%, 12/07/2022	105,579	125,956
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	260,045
3.95%, 11/15/2041	310,000	297,095

Sempra Energy
6.50%, 06/01/2016	93,000	103,524
6.15%, 06/15/2018	237,000	273,512
9.80%, 02/15/2019	841,000	1,113,744
2.88%, 10/01/2022	361,000	341,879
4.05%, 12/01/2023	10,325,000	10,553,100
6.00%, 10/15/2039	155,000	184,879
Southern California Edison Co
4.15%, 09/15/2014	124,000	126,137
5.50%, 08/15/2018	144,000	164,961
3.88%, 06/01/2021	102,000	108,764
3.50%, 10/01/2023	328,000	331,057
5.95%, 02/01/2038	67,000	81,936
6.05%, 03/15/2039	253,000	313,354
3.90%, 12/01/2041	392,000	361,624
Southern Co/The
4.15%, 05/15/2014	60,000	60,263
1.95%, 09/01/2016	307,000	314,448
Southern Power Co
5.15%, 09/15/2041	146,000	153,607
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	449,046
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $237,681) (a)	241,000	234,757
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,475) (a)	715,000	713,814
Virginia Electric and Power Co
5.95%, 09/15/2017	83,000	95,195
5.40%, 04/30/2018	475,000	538,858
2.95%, 01/15/2022	80,000	78,986
3.45%, 02/15/2024	191,000	190,606
4.65%, 08/15/2043	3,500,000	3,610,404
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,033,025
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	146,025
2.95%, 09/15/2021	27,000	26,902
Xcel Energy Inc
0.75%, 05/09/2016	28,000	27,924
4.70%, 05/15/2020	62,000	68,353
6.50%, 07/01/2036	351,000	445,751
4.80%, 09/15/2041	95,000	97,702
		99,296,722
Total Corporate Bonds (Cost $1,674,441,746)		$1,700,562,902

Government Related - 24.26%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$1,770,201
Atlanta Independent School System
5.56%, 03/01/2026	535,000	594,294
Brazilian Government International Bond
4.25%, 01/07/2025	3,150,000	3,047,625
California Qualified School Bond Joint Powers Authority

7.16%, 03/01/2027	805,000	878,714
California School Finance Authority
5.04%, 07/01/2020	270,000	290,715
5.04%, 01/01/2021	215,000	218,958
Canada Government International Bond
1.63%, 02/27/2019	3,460,000	3,437,157
City of Houston TX Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,872,755
City of Los Angeles Department of Airports
6.58%, 05/15/2039	350,000	426,261
County of Contra Costa CA
5.14%, 06/01/2017	640,000	687,994
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	96,982
Eaton Community City School District
5.39%, 08/25/2027	275,000	284,457
Elgin Local School District
5.50%, 08/31/2027	535,000	547,449
Fannie Mae Interest Strip
0.00%, 11/15/2021	1,187,000	940,170
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	480,964
Federal Farm Credit Banks
5.13%, 11/15/2018	666,000	760,892
Federal Home Loan Banks
5.50%, 07/15/2036	1,135,000	1,386,198
Federal Home Loan Mortgage Corp
5.50%, 08/23/2017	996,000	1,138,500
5.13%, 11/17/2017	413,000	469,599
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,619,700
1.88%, 02/19/2019	21,505,000	21,573,042
Financing Corp Fico
0.00%, 11/30/2017	404,000	380,807
0.00%, 04/06/2018	194,000	180,507
0.00%, 05/11/2018	6,860,000	6,366,547
0.00%, 08/03/2018	276,000	254,247
0.00%, 03/07/2019	205,000	185,132
0.00%, 04/05/2019	2,766,000	2,490,636
0.00%, 09/26/2019	3,174,000	2,785,137
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,228,747
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,462,500
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	700,000	701,001
Israel Government AID Bond
0.00%, 03/15/2018	1,032,000	964,299
0.00%, 11/01/2019	345,000	302,798
0.00%, 08/15/2020	827,000	701,259
0.00%, 02/15/2022	464,000	366,552
0.00%, 08/15/2022	7,201,000	5,554,297
5.50%, 09/18/2023	8,856,000	10,484,494

0.00%, 11/01/2023	413,000	300,493
5.50%, 04/26/2024	3,784,000	4,503,236
0.00%, 11/01/2024	2,549,000	1,766,646
0.00%, 11/15/2026	258,000	161,304
5.50%, 09/18/2033	619,000	752,880
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,808,325
3.63%, 03/15/2022	2,000,000	2,002,000
4.00%, 10/02/2023	842,000	850,420
4.75%, 03/08/2044	450,000	427,500
5.55%, 01/21/2045	1,494,000	1,587,375
5.75%, 10/12/2110	588,000	577,710
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	135,000	135,379
3.75%, 07/01/2034	395,000	404,828
New Jersey State Turnpike Authority
7.10%, 01/01/2041	5,870,000	7,976,039
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	302,692
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,063,915
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,243,510
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,173,250
4.00%, 01/22/2024	1,040,000	1,045,460
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,449,567
4.46%, 10/01/2062	2,500,000	2,341,475
Province of Ontario Canada
2.95%, 02/05/2015	1,264,000	1,292,364
1.65%, 09/27/2019	1,315,000	1,274,340
Province of Quebec Canada
7.37%, 03/06/2026	58,000	76,613
Residual Funding Corp Principal Strip
0.00%, 07/15/2020	24,949,000	21,376,153
0.00%, 10/15/2020	5,841,000	4,952,006
0.00%, 01/15/2021	2,270,000	1,902,857
Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,028,400
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $434,997) (a)	440,000	444,400
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 (Acquired 11/21/2013, Cost $2,570,845) (a)	2,192,000	2,493,400
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	751,692
South Africa Government International Bond
5.88%, 09/16/2025	403,000	433,225
State of California
7.30%, 10/01/2039	275,000	368,024
State of Illinois
5.10%, 06/01/2033	560,000	552,681
State Public School Building Authority

5.00%, 09/15/2027	1,536,000	1,663,473
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,078,708
5.50%, 06/15/2038	57,000	66,814
5.25%, 09/15/2039	949,000	1,074,637
4.63%, 09/15/2060	303,000	296,384
Tennessee Valley Authority Generic Strip
0.00%, 01/15/2019	775,000	690,218
0.00%, 05/01/2019	1,238,000	1,088,448
0.00%, 07/15/2028	2,000,000	1,090,372
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017	427,000	396,662
0.00%, 11/01/2025	1,847,000	1,187,486
0.00%, 06/15/2035	258,000	99,169
Three Rivers Local School District
5.21%, 09/15/2027	285,000	292,584
Tunisia Government AID Bonds
1.69%, 07/16/2019	1,032,000	1,006,452
Turkey Government International Bond
7.00%, 06/05/2020	1,910,000	2,147,031
5.75%, 03/22/2024	1,358,000	1,404,851
6.63%, 02/17/2045	416,000	438,360
United States Treasury Inflation Indexed Bonds
1.25%, 04/15/2014	2,623,958	2,628,469
0.50%, 04/15/2015	2,784,826	2,841,392
0.13%, 04/15/2016	437,673	449,503
1.13%, 01/15/2021	523,967	556,223
3.63%, 04/15/2028	1,508,439	2,050,652
2.50%, 01/15/2029	449,964	546,424
United States Treasury Note/Bond
11.25%, 02/15/2015	1,032,000	1,131,854
2.38%, 02/28/2015	102,000,000	104,071,824
3.13%, 10/31/2016	3,400,000	3,610,640
7.50%, 11/15/2016	5,820,000	6,842,138
2.75%, 11/30/2016	258,000	271,605
3.25%, 12/31/2016	20,315,000	21,671,981
3.13%, 01/31/2017	206,000	219,261
4.63%, 02/15/2017	980,000	1,085,044
3.25%, 03/31/2017	6,295,000	6,732,207
3.13%, 04/30/2017	13,814,000	14,722,699
4.50%, 05/15/2017	5,682,000	6,297,253
2.75%, 05/31/2017	5,000,000	5,273,440
2.50%, 06/30/2017	30,515,000	31,935,839
4.75%, 08/15/2017	7,303,000	8,188,489
8.88%, 08/15/2017	8,230,000	10,353,727
4.25%, 11/15/2017	13,353,000	14,793,669
2.25%, 11/30/2017	206,000	213,435
2.75%, 12/31/2017	1,459,000	1,538,447
0.88%, 01/31/2018	245,000	241,019
2.63%, 01/31/2018	2,683,000	2,816,313
3.50%, 02/15/2018	84,668,000	91,646,506
2.88%, 03/31/2018	3,159,000	3,345,330
1.50%, 08/31/2018	21,561,000	21,520,573

1.25%, 10/31/2018	17,000,000	16,729,054
1.75%, 10/31/2018	1,930,000	1,942,665
1.38%, 11/30/2018	17,239,000	17,045,061
1.38%, 12/31/2018	722,000	712,750
1.50%, 12/31/2018	120,125,000	119,224,062
1.50%, 01/31/2019	58,010,000	57,502,413
1.50%, 02/28/2019	27,065,000	26,794,350
1.25%, 04/30/2019	60,725,600	59,183,716
3.13%, 05/15/2019	20,774,000	22,158,400
1.00%, 06/30/2019	1,500,000	1,436,953
0.88%, 07/31/2019	74,610,000	70,838,688
1.00%, 09/30/2019	17,830,000	16,977,512
1.00%, 11/30/2019	2,392,000	2,266,980
8.50%, 02/15/2020	4,750,000	6,482,638
3.50%, 05/15/2020	2,580,000	2,795,066
8.75%, 05/15/2020	2,000,000	2,778,906
2.63%, 08/15/2020	7,709,000	7,927,620
8.75%, 08/15/2020	6,304,000	8,819,687
2.13%, 08/31/2020	1,032,000	1,029,098
2.63%, 11/15/2020	3,096,000	3,175,818
2.13%, 01/31/2021	4,001,500	3,962,421
3.63%, 02/15/2021	1,961,000	2,133,199
7.88%, 02/15/2021	900,000	1,226,531
2.00%, 02/28/2021	2,800,000	2,746,845
2.25%, 03/31/2021	10,000,000	9,964,060
3.13%, 05/15/2021	4,592,000	4,836,666
8.13%, 05/15/2021	1,718,000	2,383,725
2.13%, 08/15/2021	5,805,000	5,704,771
8.00%, 11/15/2021	2,826,000	3,940,504
7.25%, 08/15/2022	1,444,000	1,969,820
7.13%, 02/15/2023	683,000	932,508
6.75%, 08/15/2026	305,000	427,143
6.63%, 02/15/2027	753,000	1,049,376
6.38%, 08/15/2027	490,000	672,372
6.13%, 11/15/2027	470,000	632,884
5.50%, 08/15/2028	1,481,000	1,894,523
5.25%, 11/15/2028	49,665,500	62,128,461
5.25%, 02/15/2029	1,113,000	1,392,468
6.13%, 08/15/2029	603,000	822,247
6.25%, 05/15/2030	789,000	1,094,984
5.38%, 02/15/2031	2,212,000	2,829,632
4.50%, 02/15/2036	7,389,000	8,672,839
4.75%, 02/15/2037	3,955,000	4,806,559
5.00%, 05/15/2037	6,294,000	7,904,874
4.38%, 02/15/2038	10,412,600	12,002,146
4.50%, 05/15/2038	789,000	926,335
3.50%, 02/15/2039	61,819,100	62,012,285
4.50%, 08/15/2039	206,000	242,308
3.75%, 11/15/2043	12,985,000	13,443,526
3.63%, 02/15/2044	10,905,000	11,031,084
United States Treasury Strip Coupon
0.00%, 08/15/2015	3,000	2,990
0.00%, 02/15/2016	7,205,000	7,149,529

0.00%, 08/15/2016	3,966,000	3,906,113
0.00%, 11/15/2016	5,261,000	5,157,143
0.00%, 02/15/2017	10,719,000	10,441,110
0.00%, 08/15/2017	4,176,000	4,016,226
0.00%, 11/15/2017	9,529,000	9,102,634
0.00%, 02/15/2018	3,658,000	3,466,731
0.00%, 05/15/2018	3,044,000	2,862,989
0.00%, 08/15/2018	23,739,000	22,147,229
0.00%, 11/15/2018	500,000	462,512
0.00%, 05/15/2019	18,038,000	16,392,898
0.00%, 08/15/2019	18,857,000	16,990,346
0.00%, 02/15/2020	1,858,000	1,642,996
0.00%, 05/15/2020	33,605,000	29,439,593
0.00%, 05/15/2020	470,000	412,591
0.00%, 08/15/2020	20,243,000	17,545,721
0.00%, 02/15/2021	18,630,000	15,819,050
0.00%, 05/15/2021	11,063,000	9,303,253
0.00%, 08/15/2021	6,139,000	5,108,857
0.00%, 11/15/2021	12,779,000	10,522,497
0.00%, 02/15/2022	32,377,000	26,389,068
0.00%, 05/15/2022	8,519,000	6,875,813
0.00%, 08/15/2022	8,500,000	6,787,650
0.00%, 02/15/2023	13,012,000	10,177,856
0.00%, 05/15/2023	3,870,000	2,997,768
0.00%, 02/15/2024	124,000	93,125
0.00%, 05/15/2024	722,000	536,637
0.00%, 08/15/2024	1,334,000	980,639
0.00%, 11/15/2024	2,105,000	1,531,194
0.00%, 02/15/2025	1,299,000	934,875
0.00%, 05/15/2025	279,000	198,652
0.00%, 02/15/2026	1,000,000	689,282
0.00%, 05/15/2026	2,301,000	1,568,711
0.00%, 08/15/2026	1,681,000	1,133,125
0.00%, 11/15/2026	10,222,000	6,815,866
0.00%, 02/15/2027	17,916,000	11,810,048
0.00%, 05/15/2027	2,366,000	1,542,694
0.00%, 08/15/2027	4,314,000	2,781,024
0.00%, 11/15/2027	8,107,000	5,167,540
0.00%, 02/15/2028	7,769,000	4,895,604
0.00%, 05/15/2028	1,166,000	726,589
0.00%, 08/15/2028	918,000	565,239
0.00%, 11/15/2028	3,540,000	2,155,163
0.00%, 02/15/2029	5,387,000	3,244,089
0.00%, 05/15/2029	330,000	196,587
0.00%, 08/15/2029	2,188,000	1,288,719
0.00%, 11/15/2029	1,664,000	969,739
0.00%, 02/15/2030	11,187,000	6,450,402
0.00%, 05/15/2030	8,464,000	4,829,321
0.00%, 08/15/2030	3,462,000	1,953,987
0.00%, 11/15/2030	2,064,000	1,153,002
0.00%, 02/15/2031	3,798,000	2,096,067
0.00%, 05/15/2031	2,825,000	1,542,910
0.00%, 08/15/2031	3,737,000	2,019,146

0.00%, 11/15/2031	4,099,000	2,191,161
0.00%, 02/15/2032	2,159,000	1,142,031
0.00%, 05/15/2032	10,003,000	5,238,081
0.00%, 08/15/2032	475,000	246,021
0.00%, 11/15/2032	7,212,000	3,698,241
0.00%, 05/15/2033	5,145,000	2,583,881
0.00%, 08/15/2033	2,412,000	1,198,130
0.00%, 11/15/2033	5,966,000	2,935,075
0.00%, 02/15/2034	3,959,000	1,926,873
0.00%, 05/15/2034	1,450,000	699,122
0.00%, 08/15/2034	2,895,000	1,380,817
0.00%, 11/15/2034	2,487,000	1,174,715
0.00%, 02/15/2035	1,824,000	852,313
0.00%, 05/15/2035	1,920,000	888,524
0.00%, 08/15/2035	175,000	80,137
0.00%, 05/15/2036	121,000	53,750
United States Treasury Strip Principal
0.00%, 02/15/2044	22,320,000	7,283,038
Utility Debt Securitization Authority
5.00%, 12/15/2041	1,250,000	1,368,550
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	227,341
Westlake City School District
5.23%, 12/01/2026	430,000	453,951
Total Government Related (Cost $1,568,992,254)		$1,567,590,775

Mortgage-Backed Obligations - 39.69%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $1,262,486) (a)	$1,266,000	$1,269,526
A10 Securitization LLC
3.49%, 04/15/2024 (Acquired 10/28/2013, Cost $1,306,599) (a)	1,297,969	1,305,195
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,868) (a)	425,000	422,832
AAM ACE 2007-HE3 Resecuritization Trust 2011-1
0.35%, 02/02/2037	176,767	171,598
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (Acquired 11/08/2013, Cost $1,443,096) (b)	1,448,965	1,452,153
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	6,986	7,140
Alternative Loan Trust 2002-12
0.00%, 11/25/2032	23,778	19,588
Alternative Loan Trust 2002-18
6.00%, 02/25/2033	213,485	206,216
Alternative Loan Trust 2002-8
6.50%, 07/25/2032	85,069	87,093
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	779,911	836,142
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	36,783	36,791
Alternative Loan Trust 2004-14T2
5.50%, 08/25/2034	10,815	10,818
Alternative Loan Trust 2004-18CB
5.70%, 09/25/2034	126,995	129,133

Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	9,637,951	9,812,292
5.75%, 03/25/2034	1,313,652	1,328,307
Alternative Loan Trust 2005-1CB
6.94%, 03/25/2035	449,783	93,935
Alternative Loan Trust 2005-20CB
4.59%, 07/25/2035	1,405,781	169,744
Alternative Loan Trust 2005-22T1
4.91%, 06/25/2035	1,247,775	153,541
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	619,322	585,279
6.00%, 08/25/2035	18,231	14,754
Alternative Loan Trust 2005-37T1
4.89%, 09/25/2035	4,669,679	661,040
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	105,118	104,426
Alternative Loan Trust 2005-54CB
4.69%, 11/25/2035	2,817,701	331,722
5.50%, 11/25/2035	713,948	643,514
5.50%, 11/25/2035	8,812	9,174
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	259,743	241,001
Alternative Loan Trust 2005-J1
4.94%, 02/25/2035	839,156	84,908
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	143,425	117,217
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	56,721	58,855
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	261,606	254,950
Alternative Loan Trust 2006-J5
5.41%, 07/25/2021	91,274	89,415
Alternative Loan Trust Resecuritization 2005-5R
5.25%, 12/25/2018	9,909	9,929
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $182,288) (a)	175,811	181,653
American General Mortgage Loan Trust 2009-1
5.75%, 09/25/2048 (Acquired 10/28/2013, Cost $2,257,574) (a)	2,217,479	2,241,603
American General Mortgage Loan Trust 2010-1
5.15%, 03/25/2058 (Acquired 10/28/2013, Cost $167,187) (a)	165,360	166,853
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $474,832) (a)	463,000	471,224
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $1,014,728) (a)	980,000	1,009,416
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $481,052) (a)	464,000	476,608
ASG Resecuritization Trust 2009-1
2.19%, 06/26/2037	813,352	799,698
ASG Resecuritization Trust 2009-2
4.91%, 05/24/2036 (Acquired 10/28/2013, Cost $568,967) (a)	547,000	567,814
4.91%, 05/24/2036 (Acquired 10/28/2013, Cost $410,793) (a)	403,830	408,683
ASG Resecuritization Trust 2009-3
2.28%, 03/26/2037 (Acquired 10/28/2013, Cost $2,179,979) (a)	2,175,816	2,171,299
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $747,291) (a)	733,566	762,369
ASG Resecuritization Trust 2009-5

3.19%, 02/28/2037 (Acquired 10/28/2013, Cost $246,816) (a)	244,527	247,505
ASG Resecuritization Trust 2010-1
0.57%, 02/27/2036 (Acquired 10/28/2013, Cost $245,143) (a)	251,429	245,143
ASG Resecuritization Trust 2010-2
2.02%, 01/28/2037	831,623	822,287
ASG Resecuritization Trust 2010-3
0.37%, 10/28/2036 (Acquired 10/28/2013, Cost $38,447) (a)	38,786	38,592
ASG Resecuritization Trust 2010-4
0.38%, 11/28/2036 (Acquired 10/28/2013, Cost $38,463) (a)	38,851	38,657
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $213,554) (a)	211,489	213,287
2.44%, 11/28/2035 (Acquired 10/28/2013, Cost $755,679) (a)	769,645	754,755
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $747,767) (a)	720,632	742,251
ASG Resecuritization Trust 2011-2
23.61%, 02/28/2036 (Acquired 10/28/2013, Cost $103,515) (a)	83,714	101,294
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $778,135) (a)	809,000	779,232
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033	24,899	20,666
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	27,076	27,387
0.00%, 01/25/2034	62,777	52,425
6.00%, 01/25/2034	551,993	575,165
6.00%, 01/25/2034	579,724	611,014
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	548,317	564,257
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	180,350	185,436
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	285,614	289,470
5.50%, 09/25/2033	575,940	599,754
Banc of America Alternative Loan Trust 2003-9
5.50%, 11/25/2033	215,354	221,195
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	111,817	114,688
6.00%, 02/25/2034	165,428	175,217
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	19,339	19,981
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019	25,114	24,106
5.00%, 07/25/2019	19,245	19,578
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	362,735	371,817
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	197,150	206,252
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	78,032	80,034
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	33,068	29,968
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	30,935	32,200
5.50%, 03/25/2035	24,703	23,841
Banc of America Alternative Loan Trust 2005-4

5.50%, 05/25/2020	192,041	197,351
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	102,580	97,652
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	51,801	47,078
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	115,073	97,324
Banc of America Alternative Loan Trust 2007-1
8.64%, 04/25/2022	135,812	139,852
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	295,000	314,388
5.38%, 09/10/2045	15,821,603	16,910,050
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,793,092	1,939,193
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,187,000	1,284,135
Banc of America Commercial Mortgage Trust 2006-5
0.64%, 09/10/2047 (Acquired 10/28/2013, Cost $318,596) (a)	24,512,401	285,398
5.41%, 09/10/2047	970,000	1,046,781
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	9,148,608	10,069,096
5.49%, 02/10/2051	3,500,000	3,809,134
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	70,748	56,149
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	5,410,086	5,836,948
Banc of America Funding 2004-C Trust
5.08%, 12/20/2034	176,404	175,653
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	106,229	106,676
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	85,493	64,016
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	36,756	28,165
Banc of America Funding 2005-C Trust
0.40%, 05/20/2035	8,455,244	7,628,304
Banc of America Funding 2005-E Trust
2.67%, 03/20/2035	229,915	231,008
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	86,688	77,488
Banc of America Funding 2010-R11 Trust
5.18%, 08/26/2035 (Acquired 10/28/2013, Cost $764,798) (a)	751,417	769,747
Banc of America Funding 2010-R5 Trust
5.50%, 10/26/2037 (Acquired 10/28/2013, Cost $258,583) (a)	253,528	262,707
Banc of America Merrill Lynch Commercial Mortgage Inc
5.29%, 11/10/2042	516,000	534,235
4.67%, 07/10/2043	516,000	532,502
4.73%, 07/10/2043	1,097,000	1,130,871
0.09%, 10/10/2045 (Acquired 10/28/2013, Cost $114,868) (a)	54,828,920	91,180
5.12%, 10/10/2045	10,258,000	10,770,705
5.18%, 09/10/2047	70,974	70,956
Banc of America Mortgage 2003-3 Trust
0.71%, 05/25/2018	142,755	137,638

5.50%, 05/25/2033	411,718	429,393
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	72,464	74,860
Banc of America Mortgage 2003-6 Trust
0.61%, 08/25/2018	46,575	46,179
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	7,840	8,070
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033	31,743	25,262
Banc of America Mortgage 2003-C Trust
2.87%, 04/25/2033	67,521	69,098
Banc of America Mortgage 2003-E Trust
2.86%, 06/25/2033	279,191	278,108
Banc of America Mortgage 2004-J Trust
2.90%, 11/25/2034	190,369	191,441
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034	9,726	8,289
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	603,082	622,643
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034	10,153	8,822
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	49,867	50,636
5.50%, 06/25/2034	158,348	162,021
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	863,757	907,969
0.00%, 07/25/2034	54,571	46,697
5.50%, 07/25/2034	30,131	30,115
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032	4,838	4,214
0.00%, 10/25/2034	24,848	21,840
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032	4,035	3,470
6.50%, 09/25/2032	86,953	91,198
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	160,032	164,887
Banc of America Re-REMIC Trust 2009-UBER1
5.61%, 06/24/2050 (Acquired 10/28/2013, Cost $1,070,443) (a)	973,018	1,060,346
Battalion CLO Ltd
1.73%, 04/17/2026	9,650,000	9,625,875
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,823,801) (a)	2,941,000	2,803,573
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,460,912) (a)	2,602,000	2,487,809
BCAP LLC 2009-RR10 Trust
5.75%, 06/26/2037 (Acquired 10/28/2013, Cost $353,630) (a)	354,079	361,860
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $730,197) (a)	701,173	730,890
BCAP LLC 2009-RR14 Trust
2.59%, 08/26/2035 (Acquired 10/28/2013, Cost $661,598) (a)	712,954	717,617
2.57%, 03/26/2036 (Acquired 10/28/2013, Cost $37,880) (a)	37,908	37,887
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $504,803) (a)	494,799	508,406

BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $167,486) (a)	164,916	167,268
2.65%, 10/26/2036 (Acquired 10/28/2013, Cost $555,313) (a)	549,563	552,199
BCAP LLC 2010-RR4-I Trust
4.00%, 07/26/2036 (Acquired 10/28/2013, Cost $114,177) (a)	113,766	116,553
BCAP LLC 2010-RR5-I Trust
5.33%, 04/26/2037 (Acquired 10/28/2013, Cost $714,106) (a)	715,222	726,951
BCAP LLC 2010-RR7 Trust
4.99%, 04/26/2035 (Acquired 10/28/2013, Cost $364,960) (a)	372,199	364,836
0.96%, 01/26/2036 (Acquired 10/28/2013, Cost $9,205) (a)	9,400	9,409
2.35%, 07/26/2045 (Acquired 10/28/2013, Cost $2,041,524) (a)	2,105,936	2,038,746
0.84%, 02/26/2047 (Acquired 10/28/2013, Cost $474,613) (a)	487,405	476,408
BCAP LLC 2010-RR8 Trust
5.04%, 05/26/2035 (Acquired 10/28/2013, Cost $270,086) (a)	263,793	269,214
5.04%, 05/26/2035 (Acquired 10/28/2013, Cost $982,830) (a)	1,032,000	982,092
BCAP LLC 2011-RR10 Trust
1.02%, 09/26/2037 (Acquired 10/28/2013, Cost $1,535,359) (a)	1,691,052	1,545,841
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $499,082) (a)	490,039	498,981
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $350,792) (a)	349,039	350,715
BCAP LLC 2011-RR2 Trust
2.71%, 11/21/2035 (Acquired 10/28/2013, Cost $172,921) (a)	172,846	172,793
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,371,088) (a)	1,362,029	1,403,684
BCAP LLC 2011-RR5-I Trust
0.31%, 05/28/2036 (Acquired 10/28/2013, Cost $1,183,171) (a)	1,264,491	1,185,111
2.66%, 07/26/2036 (Acquired 10/28/2013, Cost $484,716) (a)	486,133	484,049
BCAP LLC 2012-RR1 Trust
5.22%, 07/26/2037 (Acquired 10/28/2013, Cost $676,283) (a)	655,894	693,037
BCAP LLC 2012-RR10-I Trust
0.36%, 05/26/2036 (Acquired 10/28/2013, Cost $1,957,265) (a)	2,075,482	1,958,643
0.40%, 02/26/2037 (Acquired 10/28/2013, Cost $694,565) (a)	734,936	695,048
BCAP LLC 2012-RR2 Trust
0.33%, 08/26/2036 (Acquired 10/28/2013, Cost $1,135,247) (a)	1,174,416	1,140,702
BCAP LLC 2012-RR3 Trust
2.26%, 05/26/2037 (Acquired 10/28/2013, Cost $2,049,134) (a)	2,072,717	2,077,264
BCAP LLC 2012-RR4 Trust
0.39%, 06/26/2047 (Acquired 10/28/2013, Cost $1,017,397) (a)	1,073,106	1,018,767
BCAP LLC Trust
4.61%, 06/26/2036 (Acquired 10/28/2013, Cost $405,478) (a)	391,141	403,777
Bear Stearns ALT-A Trust 2005-2
0.66%, 03/25/2035	491,334	473,899
Bear Stearns ARM Trust 2003-2
2.49%, 01/25/2033 (Acquired 10/28/2013, Cost $308,521) (a)	325,116	316,139
Bear Stearns ARM Trust 2003-7
2.47%, 10/25/2033	27,054	26,970
Bear Stearns ARM Trust 2004-2
3.27%, 05/25/2034	198,523	197,910
Bear Stearns ARM Trust 2005-5
2.21%, 08/25/2035	925,758	940,367
Bear Stearns ARM Trust 2006-1
2.38%, 02/25/2036	809,580	807,676
Bear Stearns Asset Backed Securities I Trust 2004-AC2

5.00%, 05/25/2034	145,536	146,299
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4
5.47%, 06/11/2041	166,523	166,650
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9
4.80%, 09/11/2042	83,032	83,878
4.87%, 09/11/2042	4,825,714	5,041,588
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.44%, 03/11/2039	883,000	943,365
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.64%, 12/11/2038 (Acquired 10/28/2013, Cost $332,259) (a)	23,671,651	385,327
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	276,015	301,437
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.04%, 01/12/2045 (Acquired 10/28/2013, Cost $371,907) (a)	67,332,673	378,006
CAM Mortgage Trust 2014-1
3.35%, 12/15/2053 (Acquired 01/28/2014, Cost $748,290) (a)	748,290	748,992
CD 2005-CD1 Commercial Mortgage Trust
5.22%, 07/15/2044	8,364,203	8,781,736
5.22%, 07/15/2044	619,000	649,557
CD 2006-CD3 Mortgage Trust
0.50%, 10/15/2048 (Acquired 10/28/2013, Cost $221,494) (a)	14,298,194	203,878
CD 2007-CD4 Commercial Mortgage Trust
0.17%, 12/11/2049	24,032,064	221,311
5.32%, 12/11/2049	7,250,000	7,934,480
Chase Mortgage Finance Trust Series 2006-A1
2.70%, 09/25/2036	389,490	343,229
Chase Mortgage Finance Trust Series 2007-A1
2.67%, 02/25/2037	165,862	164,418
2.68%, 02/25/2037	52,082	52,571
2.71%, 02/25/2037	350,075	347,776
2.72%, 02/25/2037	174,505	175,256
Chase Mortgage Finance Trust Series 2007-A2
2.65%, 07/25/2037	204,850	206,194
2.80%, 07/25/2037	136,497	136,873
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	22,810	19,488
CHL Mortgage Pass-Through Trust 2002-22
6.25%, 10/25/2032	114,542	119,459
CHL Mortgage Pass-Through Trust 2003-26
3.50%, 08/25/2033	200,768	203,406
CHL Mortgage Pass-Through Trust 2003-29
5.50%, 08/25/2033	75,391	79,240
CHL Mortgage Pass-Through Trust 2003-39
5.00%, 10/25/2033	507,031	529,673
CHL Mortgage Pass-Through Trust 2003-44
0.00%, 10/25/2033	7,704	7,683
CHL Mortgage Pass-Through Trust 2003-J13
0.00%, 01/25/2034	5,284	4,618
5.25%, 01/25/2034	440,645	461,630
CHL Mortgage Pass-Through Trust 2003-J7
9.56%, 08/25/2018	49,751	52,081
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	97,670	101,845

5.75%, 04/25/2034	66,545	68,807
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	451,872	481,690
CHL Mortgage Pass-Through Trust 2004-7
2.69%, 06/25/2034	27,062	26,404
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	254,384	262,074
CHL Mortgage Pass-Through Trust 2004-HYB1
2.65%, 05/20/2034	50,151	47,709
CHL Mortgage Pass-Through Trust 2004-HYB3
2.50%, 06/20/2034	200,634	190,580
CHL Mortgage Pass-Through Trust 2004-HYB6
2.54%, 11/20/2034	127,271	120,191
CHL Mortgage Pass-Through Trust 2004-J6
4.75%, 07/25/2014	760	759
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	22,904	23,461
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	66,180	67,658
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	41,001	39,748
CHL Mortgage Pass-Through Trust 2005-22
2.59%, 11/25/2035	485,008	402,913
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	45,277	47,106
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	210,128	214,821
Citigroup Commercial Mortgage Trust 2005-C3
4.83%, 05/15/2043	743,000	769,943
Citigroup Commercial Mortgage Trust 2013-GC17
2.96%, 11/10/2046	15,000,000	15,471,255
Citigroup Mortgage Loan Trust 2008-AR4
2.89%, 11/25/2038 (Acquired 10/28/2013, Cost $1,504,917) (a)	1,488,874	1,506,177
Citigroup Mortgage Loan Trust 2009-10
2.42%, 09/25/2033 (Acquired 10/28/2013, Cost $859,461) (a)	845,184	858,378
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $685,431) (a)	661,741	692,152
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $787,656) (a)	765,643	807,854
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $340,599) (a)	333,993	348,386
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $286,667) (a)	276,800	293,454
Citigroup Mortgage Loan Trust 2010-10
0.22%, 02/25/2036 (Acquired 10/28/2013, Cost $421,460) (a)	418,274	424,321
Citigroup Mortgage Loan Trust 2010-3
2.38%, 02/25/2036 (Acquired 10/28/2013, Cost $182,675) (a)	182,034	182,508
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $268,500) (a)	264,691	267,498
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $3,839,399) (a)	3,808,671	3,926,169
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $4,089,106) (a)	3,986,830	4,129,925
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016	62	62

0.00%, 12/25/2018	10,252	9,852
0.00%, 12/25/2018	8,189	7,897
5.50%, 12/25/2018	51,260	52,575
0.00%, 09/25/2033	18,047	15,478
7.00%, 09/25/2033	30,335	31,405
0.00%, 10/25/2033	16,478	14,957
5.25%, 10/25/2033	133,261	138,148
3.79%, 08/25/2034	78,578	75,641
2.65%, 04/25/2035	54,237	42,565
5.50%, 05/25/2035	290,546	299,609
3.64%, 08/25/2035	147,859	108,030
6.00%, 10/25/2035	6,839,662	6,433,968
5.50%, 11/25/2035	45,392	45,015
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.80%, 08/15/2048	16,936,788	319,444
5.22%, 08/15/2048	614,954	659,719
5.25%, 08/15/2048	578,000	594,024
COMM 2005-C6 Mortgage Trust
5.12%, 06/10/2044	7,213,419	7,527,578
COMM 2005-LP5 Mortgage Trust
4.98%, 05/10/2043	650,000	670,444
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $1,057,565) (a)	1,032,000	1,057,031
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	1,190,538	1,193,737
COMM 2012-CCRE2 Mortgage Trust
1.94%, 08/15/2045	3,429,199	369,006
3.15%, 08/15/2045	9,179,464	9,026,176
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $536,860) (a)	516,000	549,026
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	7,783,476
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 10/28/2013, Cost $671,912) (a)	708,000	678,416
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/12/2047	6,100,000	6,273,386
COMM 2014-TWC Mortgage Trust
1.01%, 02/13/2032 (Acquired 01/30/2014, Cost $1,750,000) (a)	1,750,000	1,751,099
Commercial Mortgage Asset Trust
7.09%, 01/17/2032	62,458	62,456
Commercial Mortgage Pass Through Certificates
2.11%, 11/17/2026 (Acquired 10/28/2013, Cost $551,637) (a)	551,173	553,615
Commercial Mortgage Trust 2005-GG3
4.86%, 08/10/2042	361,000	369,709
Commercial Mortgage Trust 2006-GG7
5.82%, 07/10/2038	310,000	337,434
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.64%, 03/15/2039	12,082,552	13,037,835
5.68%, 03/15/2039	738,000	791,292
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.10%, 01/15/2049 (Acquired 10/28/2013, Cost $87,473) (a)	24,596,789	83,973
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	20,910	21,507

5.00%, 10/25/2018	77,713	78,535
0.00%, 08/25/2019	3,797	3,634
5.25%, 08/25/2019	150,545	154,720
6.69%, 02/25/2033	177,022	179,150
2.80%, 06/25/2033	88,254	87,453
5.25%, 09/25/2033	244,104	255,730
0.00%, 10/25/2033	155,508	129,451
5.25%, 11/25/2033	119,753	122,312
5.25%, 11/25/2033	339,795	348,164
5.50%, 09/25/2034	206,025	225,148
5.50%, 12/25/2034	350,408	379,366
0.00%, 10/25/2035	46,954	29,937
5.50%, 10/25/2035	583,107	113,120
0.00%, 11/25/2035	30,594	18,894
4.83%, 04/15/2037	10,500,000	10,813,960
4.73%, 07/15/2037	175,000	181,816
5.10%, 08/15/2038	11,125,161	11,566,986
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $536,600) (a)	523,826	548,926
CSMC Series 2010-11R
1.16%, 06/28/2047	7,182,609	6,867,299
CSMC Series 2010-17R
2.40%, 06/26/2036 (Acquired 10/28/2013, Cost $465,229) (a)	451,941	464,616
3.50%, 07/26/2036 (Acquired 10/28/2013, Cost $67,085) (a)	67,098	67,102
CSMC Series 2010-1R
4.95%, 01/27/2036 (Acquired 10/28/2013, Cost $222,640) (a)	216,297	222,475
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $1,389,168) (a)	1,367,311	1,382,749
CSMC Series 2011-1R
1.16%, 02/27/2047 (Acquired 10/28/2013, Cost $1,065,540) (a)	1,069,706	1,067,931
CSMC Series 2011-6R
3.60%, 07/28/2036 (Acquired 10/28/2013, Cost $446,661) (a)	451,577	454,033
CSMC Series 2011-7R
1.41%, 08/28/2047 (Acquired 10/28/2013, Cost $407,151) (a)	408,323	407,798
CSMC Series 2011-9R
2.16%, 03/27/2046 (Acquired 10/28/2013, Cost $2,151,983) (a)	2,147,888	2,158,472
CSMC Series 2012-2R
2.59%, 03/27/2047	516,463	509,456
CSMC Series 2012-3R
3.25%, 07/27/2037	1,311,479	1,305,903
CSMC Trust 2010-16
3.38%, 06/25/2050 (Acquired 10/28/2013, Cost $766,858) (a)	774,000	767,282
3.38%, 06/25/2050 (Acquired 10/28/2013, Cost $314,704) (a)	325,000	318,265
DBRR 2012- EZ1 Trust
0.95%, 09/25/2045 (Acquired 10/28/2013, Cost $138,679) (a)	138,742	138,939
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $967,348) (a)	970,822	965,846
DBUBS 2011-LC2 Mortgage Trust
1.42%, 07/10/2044 (Acquired 10/28/2013, Cost $258,678) (a)	4,476,743	242,366
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.69%, 02/25/2020	145,164	150,414
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.34%, 06/25/2020	176,639	179,611

Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5
6.00%, 10/25/2021	163,558	140,492
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018	7,887	7,697
Deutsche Mortgage Securities Inc Mortgage Loan Resecurit Trust Ser 2009-RS2
0.00%, 04/26/2037 (Acquired 10/28/2013, Cost $107,718) (a)	109,349	108,326
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
5.65%, 04/25/2034	7,950	8,150
Fannie Mae
4.00%, 04/15/2025	7,000,000	7,401,133
4.50%, 04/25/2025	2,000,000	2,118,438
3.00%, 05/15/2027	14,500,000	14,853,438
3.50%, 05/15/2029	8,000,000	8,366,250
5.50%, 04/15/2041	20,000,000	22,085,156
3.50%, 05/15/2041	14,500,000	14,536,250
4.00%, 05/15/2041	17,000,000	17,608,281
4.50%, 05/15/2041	27,000,000	28,704,376
5.00%, 05/15/2041	23,000,000	25,014,297
3.00%, 04/15/2043	25,500,000	24,611,483
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	177,594	198,305
Fannie Mae Grantor Trust 2001-T10
7.50%, 12/25/2041	203,673	234,366
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	224,037	261,301
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	238,889	274,321
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	70,201	79,654
Fannie Mae Grantor Trust 2004-T2
3.34%, 07/25/2043	306,383	317,986
7.50%, 11/25/2043	497,390	577,276
Fannie Mae Grantor Trust 2004-T3
8.95%, 01/25/2044	68,229	79,375
6.50%, 02/25/2044	700,448	786,115
7.00%, 02/25/2044	267,549	301,762
Fannie Mae Interest Strip
10.00%, 09/01/2017	284	40
4.50%, 07/01/2018	103,146	6,719
5.50%, 07/01/2018	83,454	6,334
4.50%, 08/25/2018	143,656	9,444
10.50%, 03/01/2019	201	41
4.50%, 11/01/2020	20,881	1,558
7.50%, 04/01/2023	3,029	743
9.00%, 03/01/2024	2,121	2,478
0.00%, 09/01/2024	239,867	226,629
0.00%, 01/01/2033	32,331	29,159
5.00%, 12/01/2033	38,772	7,071
5.50%, 05/01/2036	185,196	35,943
5.50%, 08/01/2036	122,707	21,615
5.50%, 04/25/2037	47,226	9,093
6.00%, 01/01/2038	139,461	26,817
0.66%, 08/25/2042	1,404,165	1,406,688

0.71%, 08/25/2042	4,187,927	4,194,194
Fannie Mae Pool
8.00%, 11/01/2015	230	232
12.50%, 01/01/2016	312	315
6.00%, 06/01/2016	2,538	2,614
3.98%, 11/01/2016	1,032,000	1,048,653
1.94%, 01/01/2017	986,717	997,243
1.99%, 01/01/2017	1,032,000	1,031,931
5.50%, 03/01/2017	11,396	11,880
6.50%, 03/01/2017	6,245	6,503
7.00%, 03/01/2017	6,184	6,484
7.00%, 03/01/2017	3,406	3,587
7.50%, 03/01/2017	615	622
5.24%, 05/01/2017	907,703	986,045
7.00%, 05/01/2017	5,268	5,553
3.82%, 06/01/2017	1,455,933	1,555,292
7.00%, 06/01/2017	2,281	2,405
7.00%, 06/01/2017	3,376	3,563
3.39%, 08/01/2017	274,000	289,979
6.00%, 08/01/2017	2,880	2,995
6.50%, 08/01/2017	7,704	8,111
5.50%, 09/01/2017	15,271	15,969
7.00%, 09/01/2017	4,550	4,799
2.49%, 10/01/2017	473,371	490,204
2.62%, 10/01/2017	599,000	622,157
2.69%, 10/01/2017	402,836	418,988
6.50%, 10/01/2017	4,679	4,897
6.00%, 11/01/2017	71,545	75,234
6.00%, 11/01/2017	6,386	6,669
6.50%, 11/01/2017	5,519	5,815
7.00%, 11/01/2017	12,441	12,847
3.38%, 01/01/2018	1,032,000	1,095,777
3.52%, 01/01/2018	650,006	692,572
3.54%, 01/01/2018	983,043	1,046,576
3.63%, 01/01/2018	310,000	330,758
5.50%, 02/01/2018	80,367	86,045
5.50%, 02/01/2018	45,081	48,263
3.80%, 03/01/2018	591,961	635,895
6.00%, 03/01/2018	28,534	29,848
6.50%, 03/01/2018	2,218	2,224
5.00%, 04/01/2018	28,621	30,447
4.50%, 05/01/2018	14,654	15,530
5.00%, 05/01/2018	41,873	44,545
5.00%, 05/01/2018	87,283	92,841
6.00%, 05/01/2018	10,254	10,809
9.00%, 05/01/2018	1,571	1,687
3.64%, 06/01/2018	714,064	764,110
3.74%, 06/01/2018	1,978,911	2,140,892
4.50%, 06/01/2018	3,884	4,115
4.50%, 06/01/2018	17,865	18,913
5.00%, 06/01/2018	86,043	91,513
5.00%, 06/01/2018	17,835	18,971
5.00%, 06/01/2018	67,873	72,200

4.50%, 07/01/2018	26,927	28,532
5.00%, 07/01/2018	99,283	105,523
4.50%, 08/01/2018	34,808	36,878
4.50%, 08/01/2018	18,407	19,503
5.00%, 08/01/2018	52,852	56,224
4.00%, 09/01/2018	2,760	2,917
5.00%, 09/01/2018	69,391	73,806
4.00%, 10/01/2018	15,491	16,370
4.50%, 10/01/2018	46,730	49,480
5.00%, 10/01/2018	46,658	49,631
5.00%, 10/01/2018	41,990	44,667
2.97%, 11/01/2018	1,459,276	1,520,742
4.50%, 11/01/2018	73,309	77,704
5.00%, 11/01/2018	46,130	49,079
5.00%, 11/01/2018	88,713	94,377
5.00%, 11/01/2018	10,007	10,645
6.07%, 11/01/2018	599,990	654,338
3.04%, 12/01/2018	1,238,000	1,296,064
4.50%, 12/01/2018	193,015	204,537
5.00%, 12/01/2018	230,017	244,641
5.00%, 12/01/2018	564	600
9.50%, 12/01/2018	2,363	2,584
2.25%, 01/01/2019	778	799
6.00%, 01/01/2019	34,848	36,638
1.90%, 03/01/2019	2,772	2,819
4.50%, 03/01/2019	51,117	54,184
6.00%, 03/01/2019	84,142	88,539
2.14%, 04/01/2019	2,064,000	2,082,661
3.50%, 04/01/2019	47,505	49,799
5.00%, 04/01/2019	177,459	189,808
5.00%, 04/01/2019	3,926	4,175
10.58%, 04/15/2019	9,804	10,648
2.19%, 05/01/2019	999,726	1,009,608
4.50%, 05/01/2019	14,177	15,024
2.10%, 06/01/2019	722,000	725,727
2.45%, 06/01/2019	1,651,000	1,683,168
2.48%, 06/01/2019	2,988,679	3,029,004
4.50%, 06/01/2019	111,198	117,865
1.94%, 07/01/2019	1,342,000	1,349,538
2.20%, 07/01/2019	753,481	759,184
2.37%, 07/01/2019	1,548,000	1,571,320
5.50%, 07/01/2019	136,798	146,942
6.00%, 07/01/2019	22,918	24,055
2.03%, 08/01/2019	4,923,000	4,898,954
2.38%, 08/01/2019	204	206
5.50%, 08/01/2019	118,540	127,329
5.00%, 09/01/2019	4,378	4,684
5.50%, 09/01/2019	88,407	95,951
9.00%, 09/01/2019	831	834
5.00%, 10/01/2019	34,794	37,231
6.00%, 10/01/2019	62,481	66,202
4.13%, 11/01/2019	877,000	946,018
4.24%, 11/01/2019	358,857	394,761

4.50%, 11/01/2019	50,263	53,271
4.50%, 11/01/2019	23,957	25,396
4.50%, 11/01/2019	91,465	96,938
1.47%, 12/01/2019	848,974	816,161
1.69%, 12/01/2019	1,032,000	994,047
1.80%, 12/01/2019	796,535	778,001
4.18%, 12/01/2019	483,930	523,661
4.26%, 12/01/2019	970,677	1,053,749
4.50%, 12/01/2019	74,786	79,293
4.53%, 12/01/2019	2,164,841	2,375,203
5.00%, 12/01/2019	50,842	54,093
1.50%, 01/01/2020	841,880	808,820
1.58%, 01/01/2020	1,509,744	1,456,165
4.28%, 01/01/2020	1,932,083	2,093,488
4.54%, 01/01/2020	341,184	375,063
5.50%, 01/01/2020	318,351	340,859
4.37%, 02/01/2020	1,177,013	1,284,982
4.40%, 02/01/2020	6,347,000	6,991,266
4.40%, 02/01/2020	289,000	315,767
4.36%, 03/01/2020	286,940	312,597
5.50%, 03/01/2020	63,165	67,609
6.00%, 03/01/2020	26,549	28,445
4.00%, 04/01/2020	38,857	40,389
4.35%, 04/01/2020	1,512,042	1,650,363
4.37%, 04/01/2020	2,335,454	2,551,209
2.01%, 06/01/2020	9,288,000	9,182,849
5.50%, 06/01/2020	450,843	482,614
5.50%, 06/01/2020	93,981	100,927
3.74%, 07/01/2020	585,738	622,914
3.93%, 07/01/2020	1,512,651	1,620,398
3.95%, 07/01/2020	722,000	774,003
3.95%, 07/01/2020	826,000	883,364
4.07%, 07/01/2020	3,223,501	3,482,564
4.13%, 07/01/2020	712,219	768,789
5.50%, 07/01/2020	111,651	119,504
3.74%, 08/01/2020	1,312,528	1,396,198
3.80%, 08/01/2020	1,032,000	1,085,470
3.89%, 08/01/2020	1,254,812	1,341,772
3.96%, 08/01/2020	1,009,698	1,082,551
4.30%, 08/01/2020	489,581	539,115
6.50%, 08/01/2020	13,521	14,488
3.43%, 09/01/2020	977,200	1,025,385
3.50%, 09/01/2020	830,173	873,813
3.51%, 09/01/2020	2,920,116	3,075,601
3.60%, 09/01/2020	196,058	207,153
3.68%, 09/01/2020	367,692	389,825
3.85%, 09/01/2020	1,760,637	1,879,560
3.29%, 10/01/2020	820,599	855,502
3.36%, 10/01/2020	826,000	863,928
3.50%, 10/01/2020	1,179,833	1,241,593
3.54%, 10/01/2020	991,000	1,035,705
3.54%, 10/01/2020	488,851	515,281
3.59%, 10/01/2020	1,552,985	1,640,533

3.92%, 10/01/2020	713,041	762,815
3.23%, 11/01/2020	605,536	629,244
3.27%, 11/01/2020	800,634	832,188
3.35%, 11/01/2020	662,639	692,070
0.78%, 12/01/2020	1,640,000	1,643,611
2.00%, 12/01/2020	1,548,000	1,483,518
3.48%, 12/01/2020	877,000	920,967
3.52%, 12/01/2020	1,011,608	1,065,310
3.70%, 12/01/2020	391,118	414,650
3.83%, 12/01/2020	931,223	992,322
4.00%, 12/01/2020	72,347	76,468
3.77%, 01/01/2021	1,225,710	1,302,342
3.87%, 01/01/2021	1,176,000	1,254,620
3.93%, 01/01/2021	411,991	440,764
4.05%, 01/01/2021	482,000	516,846
4.30%, 01/01/2021	891,500	976,609
4.38%, 01/01/2021	2,473,642	2,702,198
4.45%, 01/01/2021	435,541	477,407
4.64%, 01/01/2021	1,294,917	1,429,090
4.33%, 02/01/2021	508,736	554,331
4.16%, 03/01/2021	1,776,840	1,919,606
6.00%, 03/01/2021	92,614	100,536
8.00%, 03/01/2021	110	111
4.25%, 04/01/2021	784,000	848,615
4.25%, 04/01/2021	1,032,000	1,117,055
4.30%, 04/01/2021	306,317	333,164
4.33%, 04/01/2021	745,504	811,527
6.00%, 04/01/2021	36,911	39,678
6.00%, 04/01/2021	412,509	434,367
4.36%, 05/01/2021	1,548,000	1,688,581
4.39%, 05/01/2021	780,513	852,667
3.97%, 06/01/2021	649,572	693,743
4.02%, 06/01/2021	691,000	737,915
4.10%, 06/01/2021	701,810	754,670
4.19%, 06/01/2021	562,196	607,744
4.24%, 06/01/2021	1,754,918	1,900,831
4.27%, 06/01/2021	931,956	1,013,559
4.34%, 06/01/2021	1,858,000	2,021,014
4.48%, 06/01/2021	929,000	1,018,241
3.86%, 07/01/2021	991,627	1,054,162
3.89%, 07/01/2021	913,000	972,002
3.94%, 07/01/2021	1,032,000	1,098,354
3.99%, 07/01/2021	553,652	592,202
4.06%, 07/01/2021	998,000	1,071,274
4.26%, 07/01/2021	2,252,000	2,442,695
4.32%, 07/01/2021	995,944	1,107,509
6.00%, 07/01/2021	18,428	19,641
4.05%, 08/01/2021	188,360	201,849
4.13%, 08/01/2021	806,504	868,026
4.50%, 08/01/2021	2,838,000	3,113,761
6.00%, 08/01/2021	328,951	351,672
3.77%, 09/01/2021	2,776,000	2,907,699
3.78%, 09/01/2021	754,790	798,365

3.85%, 09/01/2021	892,697	947,022
3.88%, 09/01/2021	1,787,391	1,903,388
3.89%, 09/01/2021	1,445,000	1,536,909
3.92%, 09/01/2021	677,474	721,143
3.31%, 10/01/2021	1,744,190	1,801,804
3.40%, 10/01/2021	362,737	376,557
3.59%, 10/01/2021	1,032,000	1,077,220
4.07%, 10/01/2021	1,847,095	1,980,740
0.54%, 11/01/2021	609,000	614,321
3.43%, 11/01/2021	1,026,535	1,066,334
5.00%, 11/01/2021	434,380	464,786
3.03%, 12/01/2021	993,044	1,010,472
3.31%, 12/01/2021	398,795	411,447
3.42%, 12/01/2021	5,242,649	5,414,593
3.83%, 12/01/2021	1,548,000	1,620,720
6.00%, 12/01/2021	112,195	120,541
2.97%, 01/01/2022	795,466	805,303
3.03%, 01/01/2022	933,669	952,421
3.09%, 01/01/2022	1,389,372	1,416,968
3.12%, 01/01/2022	1,238,000	1,264,724
3.20%, 01/01/2022	826,000	847,129
2.99%, 02/01/2022	297,937	301,900
3.00%, 02/01/2022	516,000	523,355
3.06%, 02/01/2022	863,000	871,878
3.09%, 02/01/2022	1,143,630	1,165,764
3.14%, 02/01/2022	497,827	508,693
3.14%, 02/01/2022	2,064,000	2,095,285
0.76%, 03/01/2022	722,000	720,929
0.96%, 03/01/2022	990,794	997,803
2.75%, 03/01/2022	997,459	979,981
2.97%, 03/01/2022	552,000	557,848
2.97%, 03/01/2022	619,000	620,815
3.08%, 03/01/2022	437,974	445,928
3.14%, 03/01/2022	309,565	316,081
3.21%, 03/01/2022	310,000	315,669
0.77%, 04/01/2022	1,238,000	1,235,314
0.93%, 04/01/2022	918,000	916,265
0.93%, 04/01/2022	940,000	938,224
2.70%, 04/01/2022	1,721,150	1,703,144
3.08%, 04/01/2022	1,013,223	1,027,415
3.73%, 04/01/2022	2,494,426	2,611,302
6.50%, 04/01/2022	74,628	81,968
2.74%, 05/01/2022	1,193,982	1,180,913
2.77%, 05/01/2022	1,651,000	1,636,862
2.86%, 05/01/2022	1,501,608	1,500,110
2.90%, 05/01/2022	1,001,344	1,004,166
2.94%, 05/01/2022	1,101,016	1,108,179
3.02%, 05/01/2022	692,559	701,143
3.10%, 05/01/2022	804,000	817,773
3.12%, 05/01/2022	1,002,001	1,020,484
6.50%, 05/01/2022	13,579	15,255
2.60%, 06/01/2022	896,383	878,274
2.76%, 06/01/2022	1,605,000	1,590,736

2.67%, 07/01/2022	1,250,645	1,228,809
2.67%, 07/01/2022	624,000	606,673
2.69%, 07/01/2022	1,032,000	1,015,068
2.82%, 07/01/2022	1,149,464	1,143,159
2.98%, 07/01/2022	2,270,000	2,290,024
0.71%, 08/01/2022	1,498,639	1,496,319
2.65%, 08/01/2022	1,032,000	1,000,650
0.60%, 09/01/2022	1,238,000	1,233,642
2.47%, 09/01/2022	401,377	388,506
4.03%, 09/01/2022	1,247,346	1,324,211
0.55%, 10/01/2022	929,000	927,538
0.55%, 10/01/2022	1,705,000	1,702,317
0.59%, 10/01/2022	1,501,778	1,498,498
2.39%, 10/01/2022	683,818	657,615
2.52%, 10/01/2022	1,024,192	993,520
2.57%, 10/01/2022	619,000	602,259
2.64%, 10/01/2022	684,000	668,670
2.37%, 11/01/2022	503,576	482,911
2.37%, 11/01/2022	1,032,000	989,603
2.38%, 11/01/2022	908,793	871,178
2.41%, 11/01/2022	630,388	603,141
2.44%, 11/01/2022	867,400	831,985
2.45%, 11/01/2022	1,401,000	1,336,637
2.47%, 11/01/2022	516,000	491,696
2.55%, 11/01/2022	1,315,883	1,276,654
2.55%, 11/01/2022	420,338	407,807
7.50%, 11/01/2022	3,399	3,728
2.24%, 12/01/2022	671,000	636,842
2.28%, 12/01/2022	1,079,250	1,026,767
2.32%, 12/01/2022	403,131	384,997
2.34%, 12/01/2022	2,478,820	2,365,729
2.38%, 12/01/2022	516,000	494,668
2.39%, 12/01/2022	1,111,508	1,065,206
2.40%, 12/01/2022	1,632,000	1,566,213
2.42%, 12/01/2022	1,232,566	1,184,340
6.50%, 12/01/2022	65,849	73,918
0.50%, 01/01/2023	1,527,000	1,524,389
0.50%, 01/01/2023	2,580,000	2,577,951
0.51%, 01/01/2023	4,592,105	4,582,499
0.52%, 01/01/2023	2,429,115	2,426,229
0.55%, 01/01/2023	815,935	814,565
2.15%, 01/01/2023	514,326	484,469
2.33%, 01/01/2023	1,776,000	1,694,762
2.34%, 01/01/2023	1,440,556	1,374,997
2.37%, 01/01/2023	1,162,191	1,111,508
2.40%, 01/01/2023	1,558,862	1,493,879
2.44%, 01/01/2023	1,037,925	996,889
2.45%, 01/01/2023	767,839	737,689
2.51%, 01/01/2023	949,000	912,222
2.60%, 01/01/2023	810,501	787,163
5.50%, 01/01/2023	5,210,782	5,744,850
0.54%, 02/01/2023	1,135,000	1,134,453
2.40%, 02/01/2023	1,465,000	1,402,947

2.45%, 02/01/2023	1,290,000	1,221,885
6.00%, 02/01/2023	701,893	776,919
2.49%, 03/01/2023	826,000	794,979
2.50%, 04/01/2023	1,445,000	1,370,022
2.64%, 04/01/2023	369,233	358,062
2.70%, 04/01/2023	662,083	645,707
2.52%, 05/01/2023	3,302,000	3,130,882
2.54%, 05/01/2023	310,000	298,726
5.00%, 05/01/2023	62,301	67,082
2.42%, 06/01/2023	947,573	904,151
2.66%, 06/01/2023	710,000	681,778
2.76%, 06/01/2023	1,984,041	1,941,119
2.77%, 06/01/2023	929,000	908,436
2.64%, 07/01/2023	413,000	394,183
3.67%, 07/01/2023	4,850,000	5,008,895
3.74%, 07/01/2023	568,000	593,241
5.50%, 07/01/2023	52,112	57,443
3.59%, 08/01/2023	1,135,000	1,165,047
4.18%, 09/01/2023	1,455,304	1,554,613
3.76%, 10/01/2023	1,000,000	1,043,609
5.00%, 11/01/2023	124,979	136,104
0.63%, 12/01/2023	3,000,000	2,996,942
3.50%, 12/01/2023	2,234,000	2,292,914
6.00%, 01/01/2024	518,942	573,912
6.00%, 01/01/2024	187,695	207,209
7.00%, 01/01/2024	1,040	1,164
6.50%, 02/01/2024	292,281	324,384
10.00%, 02/01/2024	1,296	1,331
6.00%, 04/01/2024	34,861	38,794
8.00%, 05/01/2024	1,172	1,358
6.00%, 07/01/2024	124,039	136,230
6.50%, 07/01/2024	131,433	147,557
8.50%, 07/01/2024	2,601	3,027
5.00%, 08/01/2024	194,207	209,185
7.50%, 10/01/2024	1,274	1,439
3.64%, 01/01/2025	584,869	597,825
6.50%, 04/01/2025	20,028	22,481
8.50%, 05/01/2025	92	93
8.50%, 06/01/2025	305	306
5.50%, 07/01/2025	209,114	230,510
5.00%, 10/01/2025	55,767	60,724
9.00%, 12/01/2025	662	664
6.00%, 03/01/2026	49,297	55,264
7.00%, 04/01/2026	7,417	7,970
9.00%, 04/01/2026	227	228
6.00%, 05/01/2026	106,866	119,324
6.00%, 07/01/2026	114,397	127,502
4.55%, 08/01/2026	1,145,250	1,226,032
4.76%, 08/01/2026	1,096,412	1,199,685
4.77%, 08/01/2026	697,471	763,407
6.50%, 08/01/2026	184,595	207,472
4.66%, 12/01/2026	1,191,776	1,282,553
8.00%, 03/01/2027	9,158	10,426

3.00%, 04/01/2027	1,566,150	1,610,330
3.00%, 05/01/2027	9,288,322	9,550,619
8.00%, 06/01/2027	13,190	15,099
6.00%, 07/01/2027	147,688	164,890
2.50%, 09/01/2027	1,077,908	1,080,687
2.70%, 09/01/2027	16,807	17,928
6.00%, 09/01/2027	456,596	510,009
7.00%, 09/01/2027	2,065	2,379
6.00%, 11/01/2027	66,941	74,880
2.50%, 12/01/2027	2,657,492	2,664,356
6.00%, 12/01/2027	207,829	232,638
6.00%, 01/01/2028	320,458	361,364
2.50%, 03/01/2028	8,620,026	8,622,014
2.50%, 04/01/2028	10,125,988	10,128,323
5.00%, 05/01/2028	77,707	84,932
8.00%, 06/01/2028	7,687	8,710
9.50%, 07/01/2028	2,047	2,298
3.00%, 09/01/2028	4,932,001	5,070,494
8.00%, 09/01/2028	20,423	23,624
2.50%, 10/01/2028	9,788,953	9,791,210
6.00%, 10/01/2028	266,502	298,024
8.00%, 11/01/2028	65,327	78,124
3.00%, 12/01/2028	2,135,599	2,195,258
6.00%, 12/01/2028	5,410	6,020
6.00%, 01/01/2029	11,753	13,260
7.00%, 01/01/2029	10,534	11,727
3.72%, 03/01/2029	12,500	13,294
6.50%, 03/01/2029	34,772	39,525
4.50%, 08/01/2029	592,758	635,544
4.50%, 09/01/2029	635,975	681,887
6.00%, 09/01/2029	194,429	217,065
6.50%, 11/01/2029	1,482,251	1,665,347
8.50%, 02/01/2030	2,463	2,514
9.00%, 12/01/2030	2,613	2,670
5.00%, 04/01/2031	296,246	325,684
6.50%, 08/01/2031	31,494	36,103
6.50%, 02/01/2032	141,627	159,121
7.00%, 06/01/2032	6,235	6,764
3.50%, 07/01/2032	249,564	257,211
3.50%, 08/01/2032	2,039,163	2,101,638
7.00%, 08/01/2032	2,924	3,158
5.50%, 11/01/2032	93,855	104,380
3.50%, 12/01/2032	730,277	748,437
5.00%, 12/01/2032	16,600	17,647
6.00%, 12/01/2032	42,079	47,564
6.00%, 12/01/2032	417,119	470,580
3.50%, 02/01/2033	1,191,656	1,221,289
5.50%, 02/01/2033	7,512	8,352
7.00%, 02/01/2033	3,675	4,093
5.50%, 03/01/2033	218,733	244,303
6.00%, 03/01/2033	10,757	11,990
6.00%, 03/01/2033	19,420	21,604
6.00%, 03/01/2033	4,699	5,229

6.00%, 03/01/2033	15,364	17,291
6.00%, 03/01/2033	5,000	5,560
5.50%, 04/01/2033	164,964	183,429
6.00%, 05/01/2033	47,281	53,529
3.50%, 06/01/2033	401,020	411,000
5.00%, 06/01/2033	41,563	45,691
7.00%, 06/01/2033	256,077	294,469
5.00%, 07/01/2033	59,380	65,326
5.00%, 07/01/2033	41,148	45,060
5.50%, 07/01/2033	44,495	49,448
2.31%, 08/01/2033	85,964	91,856
6.00%, 08/01/2033	20,584	23,292
1.79%, 09/01/2033	90,213	95,774
2.56%, 09/01/2033	40,056	42,606
5.50%, 09/01/2033	740,842	821,097
6.00%, 09/01/2033	17,919	19,364
6.00%, 09/01/2033	34,858	39,353
2.13%, 11/01/2033	83,238	87,732
4.50%, 11/01/2033	57,461	61,462
5.00%, 11/01/2033	10,389,152	11,384,178
5.00%, 11/01/2033	16,076	17,607
5.00%, 11/01/2033	139,469	152,888
5.50%, 11/01/2033	8,630	9,580
4.00%, 12/01/2033	134,462	140,253
5.50%, 12/01/2033	202,452	227,825
2.32%, 01/01/2034	27,107	28,678
5.12%, 01/01/2034	3,850	4,057
5.50%, 01/01/2034	19,601	22,040
5.50%, 03/01/2034	21,268	23,915
2.39%, 04/01/2034	50,280	53,180
5.00%, 04/01/2034	274,210	303,333
5.50%, 04/01/2034	3,023,592	3,360,647
5.00%, 05/01/2034	82,760	91,487
2.42%, 06/01/2034	128,336	135,194
2.17%, 07/01/2034	11,810	12,572
1.57%, 08/01/2034	57,333	59,484
2.27%, 08/01/2034	45,438	48,875
2.43%, 08/01/2034	39,403	42,281
2.23%, 09/01/2034	15,683	16,648
4.50%, 09/01/2034	75,628	81,006
5.50%, 09/01/2034	61,278	68,099
2.11%, 10/01/2034	50,956	53,667
2.51%, 10/01/2034	101,875	108,433
5.50%, 10/01/2034	60,785	63,805
2.12%, 11/01/2034	34,636	36,833
2.23%, 11/01/2034	46,060	48,787
6.00%, 11/01/2034	16,091	18,097
5.00%, 12/01/2034	83,650	91,433
1.90%, 01/01/2035	840,644	883,256
2.11%, 01/01/2035	39,627	42,317
5.00%, 01/01/2035	75,268	83,287
7.50%, 01/01/2035	108,737	124,944
1.92%, 02/01/2035	56,735	60,275

5.50%, 02/01/2035	216,316	240,494
2.29%, 03/01/2035	111,657	118,402
7.50%, 03/01/2035	116,483	128,029
2.36%, 04/01/2035	140,378	149,998
6.00%, 04/01/2035	292,273	328,665
2.12%, 05/01/2035	90,379	96,207
2.41%, 05/01/2035	16,056	16,944
5.00%, 06/01/2035	1,815,779	1,982,345
2.18%, 07/01/2035	132,574	140,745
5.00%, 07/01/2035	9,803,809	10,701,989
5.00%, 07/01/2035	63,014	68,722
2.10%, 08/01/2035	18,658	19,710
2.22%, 09/01/2035	63,783	67,853
5.00%, 09/01/2035	149,296	165,282
2.59%, 10/01/2035	149,191	159,451
5.00%, 10/01/2035	970,426	1,058,520
5.00%, 11/01/2035	394,421	429,767
5.50%, 12/01/2035	243,622	261,243
2.14%, 01/01/2036	308,997	327,460
2.38%, 01/01/2036	139,394	148,309
3.13%, 01/01/2036	7,549	7,933
5.00%, 01/01/2036	180,891	197,122
6.50%, 01/01/2036	827,469	936,938
2.84%, 02/01/2036	56,568	60,128
5.00%, 02/01/2036	141,371	154,126
6.00%, 02/01/2036	21,319	23,560
7.00%, 02/01/2036	71,257	81,810
2.88%, 03/01/2036	1,498,944	1,595,292
7.00%, 03/01/2036	9,907	11,253
5.50%, 04/01/2036	269,873	299,053
6.50%, 04/01/2036	7,279	8,053
2.60%, 05/01/2036	59,006	63,090
5.50%, 05/01/2036	319,055	354,160
5.50%, 05/01/2036	226,624	251,396
2.50%, 06/01/2036	67,290	71,854
2.60%, 06/01/2036	420,290	452,300
2.68%, 06/01/2036	114,412	122,932
2.52%, 07/01/2036	150,657	160,517
6.50%, 07/01/2036	37,357	42,087
2.24%, 08/01/2036	104,423	113,034
2.41%, 08/01/2036	318,278	343,074
2.63%, 08/01/2036	41,629	44,562
6.26%, 08/01/2036	168,173	183,498
6.50%, 08/01/2036	474,231	534,305
1.80%, 09/01/2036	460,694	493,386
1.98%, 09/01/2036	100,798	106,698
2.26%, 09/01/2036	107,527	115,690
2.43%, 09/01/2036	279,347	303,831
2.57%, 09/01/2036	123,125	131,071
6.00%, 09/01/2036	1,286,302	1,446,276
2.30%, 10/01/2036	186,863	201,419
2.70%, 10/01/2036	216,534	230,904
2.70%, 10/01/2036	501,957	536,439

6.50%, 10/01/2036	160,757	180,335
2.52%, 11/01/2036	132,381	141,937
2.79%, 11/01/2036	152,799	162,250
5.50%, 11/01/2036	95,066	105,118
6.00%, 11/01/2036	161,027	179,975
2.44%, 12/01/2036	456,255	490,143
2.56%, 12/01/2036	211,037	224,718
7.00%, 12/01/2036	11,366	12,529
1.84%, 01/01/2037	132,257	141,066
2.46%, 01/01/2037	84,349	89,735
6.50%, 01/01/2037	358,404	410,634
7.50%, 01/01/2037	15,818	17,346
1.80%, 02/01/2037	177,069	185,559
2.41%, 02/01/2037	212,024	226,169
6.00%, 03/01/2037	410,905	451,459
7.00%, 03/01/2037	42,533	47,196
2.54%, 04/01/2037	374,981	401,645
5.50%, 04/01/2037	483,683	537,523
6.00%, 04/01/2037	41,149	45,574
7.00%, 04/01/2037	70,470	77,882
7.00%, 04/01/2037	277,550	308,838
6.50%, 05/01/2037	51,916	57,685
7.50%, 05/01/2037	121,028	141,775
1.70%, 07/01/2037	170,662	177,582
2.43%, 07/01/2037	607,950	648,477
2.48%, 07/01/2037	28,477	30,275
2.57%, 07/01/2037	160,543	171,897
5.00%, 07/01/2037	0	0
3.11%, 08/01/2037	386,924	412,098
6.00%, 08/01/2037	19,741	21,405
6.50%, 08/01/2037	71,105	79,959
6.50%, 08/01/2037	116,077	130,756
2.46%, 09/01/2037	140,845	150,894
2.75%, 09/01/2037	14,669	15,662
5.81%, 09/01/2037	92,699	99,885
5.96%, 09/01/2037	71,690	75,269
6.00%, 09/01/2037	240,240	267,919
6.17%, 09/01/2037	16,966	17,903
7.00%, 09/01/2037	180,859	212,030
6.50%, 10/01/2037	299,983	336,603
7.50%, 10/01/2037	579,225	680,059
7.50%, 10/01/2037	12,529	14,349
2.17%, 11/01/2037	384,409	403,862
2.26%, 11/01/2037	130,419	139,725
7.50%, 11/01/2037	207,093	227,060
8.00%, 11/01/2037	60,156	69,153
2.37%, 12/01/2037	661,443	704,793
2.63%, 01/01/2038	111,384	116,265
5.50%, 01/01/2038	557,055	618,858
7.00%, 01/01/2038	30,949	34,099
8.00%, 01/01/2038	11,391	13,328
6.00%, 04/01/2038	91,675	102,570
5.50%, 05/01/2038	122,045	130,650

6.00%, 05/01/2038	1,052,140	1,170,922
7.00%, 09/01/2038	136,804	160,397
6.50%, 10/01/2038	349,172	391,697
6.50%, 10/01/2038	1,334,674	1,505,428
7.00%, 10/01/2038	272,888	309,998
6.00%, 11/01/2038	170,357	192,517
7.00%, 11/01/2038	205,619	215,171
7.50%, 11/01/2038	129,935	146,259
7.00%, 12/01/2038	626,958	699,414
7.00%, 01/01/2039	809,342	905,787
7.50%, 04/01/2039	428,566	513,305
5.50%, 06/01/2039	64,272	68,962
5.00%, 09/01/2039	482,842	527,471
5.50%, 09/01/2039	175,137	193,250
4.50%, 11/01/2039	86,397	92,201
5.50%, 12/01/2039	198,092	218,601
6.00%, 12/01/2039	5,646,985	6,282,076
4.00%, 07/01/2040	13,925,327	14,469,451
4.00%, 08/01/2040	540,723	561,963
5.00%, 08/01/2040	1,098,759	1,206,339
5.00%, 08/01/2040	2,278,845	2,490,272
4.00%, 09/01/2040	3,896,639	4,050,455
6.00%, 10/01/2040	6,851,897	7,620,682
3.50%, 12/01/2040	267,037	268,843
4.00%, 12/01/2040	559,490	581,636
4.00%, 01/01/2041	2,821,241	2,932,533
3.50%, 02/01/2041	22,252,684	22,403,222
4.00%, 02/01/2041	178,041	185,027
4.00%, 02/01/2041	2,782,762	2,892,430
4.00%, 09/01/2041	867,815	902,260
4.00%, 10/01/2041	2,537,692	2,638,283
3.50%, 11/01/2041	941,987	948,359
4.00%, 12/01/2041	6,324,098	6,575,780
4.00%, 03/01/2042	419,108	431,795
3.00%, 05/01/2042	1,098,946	1,062,065
4.00%, 07/01/2042	1,646,183	1,699,054
4.00%, 07/01/2042	720,186	743,192
4.00%, 07/01/2042	850,161	877,194
4.00%, 07/01/2042	975,150	1,006,529
3.50%, 09/01/2042	1,861,420	1,855,338
3.50%, 10/01/2042	942,658	949,035
3.00%, 11/01/2042	3,039,542	2,937,536
3.50%, 11/01/2042	14,665,046	14,765,548
3.00%, 12/01/2042	2,315,984	2,238,260
3.00%, 01/01/2043	2,654,859	2,542,230
3.00%, 01/01/2043	2,941,167	2,842,462
3.50%, 01/01/2043	2,616,059	2,633,757
3.50%, 01/01/2043	1,431,410	1,426,736
3.00%, 02/01/2043	1,502,572	1,438,815
3.50%, 02/01/2043	158,416	159,488
3.50%, 02/01/2043	153,440	154,477
3.50%, 03/01/2043	992,270	989,030
3.00%, 04/01/2043	4,389,999	4,242,671

3.00%, 04/01/2043	2,416,109	2,335,025
3.50%, 04/01/2043	3,980,183	4,007,987
3.50%, 05/01/2043	2,852,043	2,842,747
3.50%, 05/01/2043	1,413,578	1,408,953
3.50%, 05/01/2043	197,155	198,587
3.50%, 05/01/2043	3,589,125	3,577,406
3.00%, 06/01/2043	12,424,740	12,007,768
3.00%, 06/01/2043	497,477	480,781
3.00%, 06/01/2043	992,156	958,860
3.50%, 06/01/2043	3,211,410	3,201,008
3.00%, 07/01/2043	5,951,286	5,751,562
3.00%, 07/01/2043	994,132	960,769
3.50%, 07/01/2043	18,460,435	18,586,056
4.00%, 07/01/2043	1,951,086	2,013,308
3.00%, 08/01/2043	2,557,979	2,472,134
3.00%, 11/01/2043	618,682	597,919
3.00%, 11/01/2043	1,991,998	1,925,147
4.00%, 11/01/2043	14,624,061	15,199,924
4.00%, 12/01/2043	5,427,843	5,653,794
4.00%, 12/01/2043	589,827	613,201
3.00%, 01/01/2044	377,400	364,735
6.00%, 11/01/2048	132,016	142,597
Fannie Mae REMIC Trust 2003-W1
5.96%, 12/25/2042	211,232	238,081
6.72%, 12/25/2042	52,529	61,293
Fannie Mae REMIC Trust 2003-W4
6.39%, 10/25/2042	38,814	43,161
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	769,849
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	163,154	189,811
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	47,070	47,856
5.50%, 07/25/2034	173,626	180,916
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	313,023	365,720
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	369,884	417,186
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047	55,105	62,060
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	167,236	176,388
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	118,377	100,350
Fannie Mae REMIC Trust 2007-W7
38.19%, 07/25/2037	110,478	163,570
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,923,473	2,168,466
Fannie Mae REMICS
4.00%, 10/25/2014	891,701	13,741
6.50%, 11/25/2015	14,075	14,547
6.00%, 03/25/2016	1,284	1,292
6.00%, 04/25/2016	724	726

0.64%, 10/25/2016	1,013,933	10,580
6.00%, 12/25/2016	28,872	30,268
6.00%, 12/25/2016	158,536	166,104
6.00%, 12/25/2016	44,300	46,271
6.00%, 12/25/2016	764	800
6.00%, 02/25/2017	42,727	44,883
6.00%, 02/25/2017	101,133	105,609
0.66%, 03/25/2017	2,730	2,742
6.00%, 03/25/2017	51,737	53,905
6.00%, 03/25/2017	18,010	18,820
5.50%, 04/25/2017	44	44
6.00%, 04/25/2017	16,744	17,479
6.00%, 04/25/2017	75,416	79,524
6.00%, 04/25/2017	97,304	101,543
18.92%, 05/25/2017	39,822	48,676
6.00%, 06/25/2017	200,629	209,157
5.50%, 09/25/2017	92,170	96,885
5.00%, 10/25/2017	18,727	19,730
5.00%, 05/25/2018	58,140	61,252
4.75%, 09/25/2018	277,375	293,589
4.00%, 04/25/2019	62,332	65,314
8.00%, 07/25/2019	15,711	17,193
8.00%, 10/25/2019	4,143	4,579
4.00%, 11/25/2019	71,967	75,483
8.50%, 11/25/2019	2,391	2,688
9.00%, 11/25/2019	1,869	2,101
9.40%, 11/25/2019	1,836	2,068
7.50%, 12/25/2019	4,589	5,046
8.50%, 01/25/2020	469	528
8.80%, 01/25/2020	1,170	1,320
7.00%, 05/25/2020	710	784
5.50%, 06/25/2020	555	600
9.50%, 06/25/2020	1,023	1,160
7.00%, 07/25/2020	4,832	5,334
5.50%, 08/25/2020	629	645
6.50%, 08/25/2020	5,570	6,028
505.00%, 08/25/2020	11	96
1118.04%, 08/25/2020	12	229
6.50%, 09/25/2020	2,763	2,986
7.00%, 09/25/2020	945	1,048
9.00%, 10/25/2020	3,804	4,314
21.35%, 11/25/2020	617	904
652.15%, 12/25/2020	32	383
7.00%, 01/25/2021	1,208	1,342
908.50%, 02/25/2021	2	32
5.00%, 03/25/2021	1,184	1,244
7.00%, 03/25/2021	43,909	48,495
5.00%, 05/25/2021	217,858	226,847
17.39%, 05/25/2021	1,017	1,310
8.50%, 06/25/2021	1,062	1,221
8.75%, 06/25/2021	4,822	5,526
1065.00%, 06/25/2021	56	979
6.50%, 07/25/2021	2,082	2,271

6.50%, 09/25/2021	255,305	283,473
14.94%, 09/25/2021	3,319	4,065
8.75%, 10/25/2021	8,076	9,084
23.19%, 12/25/2021	1,450	2,095
6.00%, 02/25/2022	243,871	269,035
6.50%, 02/25/2022	35,677	39,648
0.00%, 03/25/2022	96,750	93,706
7.50%, 06/25/2022	185	208
7.00%, 07/25/2022	3,329	3,701
7.50%, 07/25/2022	36,952	40,976
8.00%, 07/25/2022	35,963	40,729
8.00%, 07/25/2022	67,859	73,757
1184.78%, 07/25/2022	13	289
6.00%, 08/25/2022	30,428	31,949
6.00%, 08/25/2022	6,705	7,268
6.50%, 08/25/2022	8,382	9,165
0.19%, 09/25/2022	3,402	3,391
5.50%, 09/25/2022	5,902	6,388
6.00%, 09/25/2022	287,114	316,009
7.50%, 09/25/2022	40,491	44,937
7.75%, 09/25/2022	15,531	17,600
8.00%, 09/25/2022	42,922	48,628
0.00%, 10/25/2022	4,273	4,046
1.41%, 10/25/2022	3,238	3,285
7.00%, 10/25/2022	6,510	7,499
7.50%, 10/25/2022	21,955	25,302
7.90%, 01/25/2023	22,366	25,299
6.50%, 02/25/2023	8,574	9,683
7.00%, 02/25/2023	90,005	101,701
15.50%, 02/25/2023	3,948	5,540
5.50%, 03/25/2023	502,306	547,588
6.50%, 03/25/2023	6,436	7,194
7.00%, 03/25/2023	59,387	66,714
7.50%, 03/25/2023	23,381	26,369
7.70%, 03/25/2023	10,074	11,434
0.00%, 04/25/2023	2,668	2,520
5.50%, 04/25/2023	826,000	913,831
5.50%, 04/25/2023	26,707	28,950
6.00%, 04/25/2023	15,394	16,926
7.00%, 04/25/2023	21,591	24,276
17.05%, 04/25/2023	17,171	5,207
18.88%, 04/25/2023	10,359	15,421
5.50%, 05/25/2023	202,000	221,484
7.00%, 05/25/2023	238,353	267,676
5.00%, 06/25/2023	268,265	284,120
6.34%, 06/25/2023	176,258	21,433
7.49%, 06/25/2023	197,249	17,781
4.50%, 07/25/2023	287,000	310,741
5.00%, 07/25/2023	390,000	427,386
6.50%, 07/25/2023	5,644	6,188
6.79%, 07/25/2023	111,786	124,454
7.00%, 07/25/2023	74,374	84,068
7.00%, 07/25/2023	113,165	125,511

1.04%, 08/25/2023	13,942	14,221
6.88%, 08/25/2023	97,471	109,433
7.00%, 08/25/2023	184,152	206,294
7.89%, 08/25/2023	21,242	2,503
8.01%, 08/25/2023	88,513	18,086
0.00%, 09/25/2023	3,506	2,975
0.00%, 09/25/2023	8,459	7,120
0.81%, 09/25/2023	255,325	256,724
6.50%, 09/25/2023	9,281	10,216
12.50%, 09/25/2023	6,404	7,440
13.35%, 09/25/2023	5,159	6,558
0.71%, 10/25/2023	7,321	7,356
6.50%, 10/25/2023	67,238	75,866
6.50%, 10/25/2023	157,811	173,758
10.50%, 10/25/2023	2,948	3,668
22.92%, 10/25/2023	8,218	12,684
26.65%, 10/25/2023	4,422	7,037
0.00%, 11/25/2023	982	832
6.50%, 11/25/2023	38,608	44,202
0.76%, 12/25/2023	3,890	3,940
1.16%, 12/25/2023	12,205	12,484
6.50%, 12/25/2023	13,183	14,837
7.00%, 12/25/2023	27,100	27,849
12.24%, 12/25/2023	5,679	7,369
23.92%, 12/25/2023	12,205	19,646
27.87%, 12/25/2023	15,002	24,465
5.00%, 02/25/2024	291,252	29,349
5.00%, 03/25/2024	140,514	12,264
5.00%, 03/25/2024	323,862	23,902
6.50%, 03/25/2024	47,491	52,431
6.50%, 03/25/2024	236,486	260,081
7.00%, 04/25/2024	173,176	199,280
7.00%, 04/25/2024	393,395	443,564
5.50%, 07/25/2024	52,838	58,032
5.50%, 08/25/2024	451,847	493,324
5.00%, 11/25/2024	743,862	816,882
8.50%, 01/25/2025	8,803	10,270
8.80%, 01/25/2025	11,572	13,285
0.46%, 07/25/2025	182,948	183,663
5.50%, 08/25/2025	424,374	468,505
5.50%, 01/25/2026	285,204	314,135
32.43%, 10/25/2026	58,604	100,653
7.00%, 11/25/2026	81,765	91,804
1.84%, 03/25/2027	69,537	3,400
1.84%, 03/25/2027	21,412	718
7.50%, 04/18/2027	13,640	15,092
7.50%, 04/20/2027	19,811	23,129
6.50%, 04/25/2027	50,300	55,876
7.50%, 05/20/2027	75,314	87,925
0.56%, 05/25/2027	7,422,207	7,439,122
6.50%, 07/18/2027	4,750	5,241
7.00%, 12/18/2027	22,217	4,823
6.00%, 07/18/2028	36,492	39,736

7.44%, 07/25/2028	930,900	160,281
3.00%, 12/25/2028	1,237,521	1,141,310
6.00%, 12/25/2028	16,524	17,902
7.99%, 12/25/2028	32,119	6,370
5.00%, 03/25/2029	826,000	904,810
5.50%, 03/25/2029	8,705	8,718
5.50%, 04/18/2029	89,741	97,555
6.35%, 04/25/2029	16,548	18,529
7.50%, 12/18/2029	23,504	27,000
7.50%, 02/25/2030	125,639	144,324
8.94%, 07/25/2030	41,698	10,671
8.50%, 01/25/2031	5,514	1,452
7.00%, 03/25/2031	15,269	17,511
3.50%, 04/25/2031	1,084,000	1,094,218
6.00%, 07/25/2031	87,465	17,709
7.00%, 07/25/2031	50,906	58,037
7.00%, 08/25/2031	88,033	100,932
6.50%, 09/25/2031	23,630	26,255
7.00%, 09/25/2031	113,058	129,609
7.00%, 09/25/2031	18,362	21,066
7.00%, 09/25/2031	27,361	30,927
13.87%, 09/25/2031	81,796	91,957
23.92%, 09/25/2031	62,047	92,817
6.50%, 10/25/2031	13,361	15,028
22.46%, 10/25/2031	44,107	63,745
6.00%, 11/25/2031	176,999	197,158
7.00%, 11/25/2031	163,268	184,607
15.19%, 11/25/2031	47,323	63,795
17.08%, 12/25/2031	6,991	10,218
0.00%, 01/25/2032	7,075	6,394
24.65%, 02/25/2032	28,428	43,037
1.60%, 03/25/2032	166,671	8,327
10.00%, 03/25/2032	2,591	3,248
0.00%, 04/25/2032	5,158	4,376
6.00%, 04/25/2032	414,519	459,107
6.50%, 04/25/2032	76,198	82,749
6.50%, 05/25/2032	157,090	176,538
6.50%, 06/25/2032	58,847	65,423
6.50%, 07/25/2032	317,880	62,843
6.50%, 08/25/2032	176,682	198,573
19.35%, 08/25/2032	191,604	241,437
0.96%, 11/25/2032	745,403	760,868
5.00%, 11/25/2032	39,141	42,595
6.00%, 11/25/2032	1,181,757	1,315,149
8.50%, 11/25/2032	48,668	57,041
0.00%, 12/25/2032	36,536	31,069
5.50%, 12/25/2032	489,969	531,598
14.18%, 12/25/2032	29,995	38,213
0.00%, 01/25/2033	123,898	123,274
6.50%, 02/25/2033	56,920	62,540
5.00%, 03/25/2033	84,372	15,793
6.00%, 03/25/2033	66,000	73,447
4.00%, 04/25/2033	470,000	490,808

0.00%, 05/25/2033	20,593	17,515
4.00%, 05/25/2033	47,419	50,986
5.50%, 05/25/2033	8,017	132
6.00%, 05/25/2033	124,000	141,106
6.00%, 05/25/2033	119,320	132,087
6.00%, 05/25/2033	233,000	262,697
6.00%, 05/25/2033	28,630	6,558
6.50%, 05/25/2033	274,623	59,505
7.00%, 05/25/2033	417,034	98,973
5.75%, 06/25/2033	183,227	199,768
6.94%, 06/25/2033	238,525	32,665
13.87%, 06/25/2033	177,430	213,946
5.50%, 07/25/2033	363,062	374,982
13.37%, 07/25/2033	67,874	81,435
13.87%, 07/25/2033	78,607	94,219
0.00%, 08/25/2033	23,203	21,916
5.50%, 08/25/2033	351,097	382,320
5.50%, 08/25/2033	163,163	174,906
5.50%, 08/25/2033	702,869	153,474
7.26%, 08/25/2033	139,287	134,885
9.87%, 08/25/2033	14,563	15,868
17.66%, 08/25/2033	117,830	157,309
3.50%, 09/25/2033	1,500,000	1,410,162
12.23%, 09/25/2033	56,456	67,406
3.00%, 10/25/2033	908,000	821,282
5.50%, 10/25/2033	2,069,881	2,239,033
7.44%, 11/25/2033	345,220	80,795
0.00%, 12/25/2033	268,605	243,932
13.77%, 12/25/2033	105,754	124,472
0.91%, 01/25/2034	425,709	433,127
11.27%, 01/25/2034	30,218	34,927
12.92%, 01/25/2034	17,848	19,326
15.87%, 01/25/2034	47,560	61,459
5.50%, 02/25/2034	145,829	155,803
27.94%, 02/25/2034	149,185	220,730
0.00%, 03/25/2034	385,761	358,479
0.56%, 03/25/2034	353,815	354,478
5.50%, 04/25/2034	457,442	501,269
6.00%, 04/25/2034	45,398	47,691
19.07%, 04/25/2034	221,697	310,437
0.56%, 05/25/2034	673,685	674,947
16.05%, 05/25/2034	51,780	66,092
19.07%, 05/25/2034	288,034	399,792
23.34%, 05/25/2034	63,304	94,813
5.50%, 07/25/2034	1,056,937	1,145,710
13.91%, 07/25/2034	48,673	60,998
0.41%, 08/25/2034	306,120	305,594
5.50%, 08/25/2034	1,284,452	1,353,267
19.35%, 11/25/2034	116,009	157,038
0.00%, 12/25/2034	872	872
6.00%, 12/25/2034	169,549	171,590
21.24%, 12/25/2034	12,925	16,208
6.00%, 01/25/2035	110,021	111,778

24.51%, 01/25/2035	57,984	81,834
0.00%, 04/25/2035	292,175	279,390
0.51%, 04/25/2035	306,490	305,951
16.59%, 05/25/2035	42,111	50,005
19.57%, 05/25/2035	414,983	579,610
19.68%, 05/25/2035	285,285	399,410
24.15%, 05/25/2035	95,263	146,947
5.00%, 06/25/2035	134,973	145,098
6.50%, 06/25/2035	10,003	10,720
24.68%, 06/25/2035	103,000	154,978
5.75%, 07/25/2035	2,709,081	2,990,309
6.55%, 07/25/2035	226,706	41,231
16.96%, 07/25/2035	77,305	106,197
5.50%, 08/25/2035	358,981	395,573
5.50%, 08/25/2035	1,134,184	1,282,109
16.29%, 08/25/2035	113,279	145,651
16.46%, 08/25/2035	215,136	256,584
0.00%, 09/25/2035	66,125	63,129
23.54%, 09/25/2035	51,168	78,027
0.00%, 10/25/2035	77,914	70,366
5.75%, 10/25/2035	394,385	429,046
16.46%, 10/25/2035	141,814	166,028
5.50%, 11/25/2035	213,504	220,454
23.96%, 11/25/2035	741,135	1,171,431
5.50%, 12/25/2035	584,000	651,384
5.50%, 12/25/2035	181,992	199,624
6.00%, 12/25/2035	1,000,000	1,141,178
6.00%, 12/25/2035	85,536	94,364
0.00%, 01/25/2036	50	50
0.00%, 01/25/2036	61,822	60,610
5.50%, 01/25/2036	155,681	170,487
0.00%, 03/25/2036	58,476	51,599
0.00%, 03/25/2036	488,315	440,577
5.50%, 03/25/2036	800,284	866,112
5.50%, 03/25/2036	480,263	524,337
5.50%, 03/25/2036	804,060	874,886
6.54%, 03/25/2036	1,790,486	357,165
23.96%, 03/25/2036	49,273	78,196
0.00%, 04/25/2036	253,912	239,798
0.00%, 04/25/2036	102,170	94,950
0.00%, 04/25/2036	163,519	146,510
0.41%, 04/25/2036	229,697	228,490
29.41%, 05/25/2036	57,208	97,442
0.00%, 06/25/2036	168,796	155,156
0.00%, 06/25/2036	54,723	50,046
0.00%, 06/25/2036	369,363	335,838
0.00%, 06/25/2036	451,474	409,956
0.00%, 06/25/2036	108,064	98,244
0.56%, 06/25/2036	129,988	129,897
0.56%, 06/25/2036	559,438	560,555
0.61%, 06/25/2036	77,411	77,693
6.00%, 06/25/2036	10,113	556
6.42%, 06/25/2036	444,076	70,556

23.60%, 06/25/2036	20,758	31,995
0.41%, 06/27/2036	3,413,302	3,410,179
0.00%, 07/25/2036	124,808	113,371
0.00%, 07/25/2036	66,095	59,919
0.00%, 07/25/2036	38,816	36,070
0.00%, 07/25/2036	145,311	140,308
0.45%, 07/25/2036	940,863	941,135
0.51%, 07/25/2036	336,928	337,660
0.62%, 07/25/2036	106,702	107,122
6.00%, 07/25/2036	1,597,627	1,768,092
6.36%, 07/25/2036	203,931	35,117
6.50%, 07/25/2036	773,319	864,482
6.50%, 07/25/2036	1,024,969	1,135,859
28.14%, 07/25/2036	57,171	101,877
38.91%, 07/25/2036	50,422	94,121
0.00%, 08/25/2036	224,128	191,284
0.00%, 08/25/2036	55,590	50,991
0.00%, 08/25/2036	109,385	97,518
0.00%, 08/25/2036	94,613	85,905
0.51%, 08/25/2036	399,162	399,310
0.51%, 08/25/2036	20,789	20,820
6.34%, 08/25/2036	93,197	17,706
6.50%, 08/25/2036	164,440	179,435
6.50%, 08/25/2036	580,496	656,988
0.00%, 09/25/2036	113,308	102,730
0.00%, 09/25/2036	120,670	111,461
0.00%, 09/25/2036	95,024	89,901
6.50%, 09/25/2036	112,654	126,027
4.50%, 10/25/2036	413,000	444,082
25.54%, 10/25/2036	80,360	124,947
0.00%, 11/25/2036	78,101	72,402
0.00%, 11/25/2036	30,105	27,557
0.00%, 11/25/2036	218,481	199,083
0.00%, 12/25/2036	97,776	88,692
0.00%, 12/25/2036	62,645	56,956
0.22%, 12/25/2036	267,334	260,609
0.23%, 12/25/2036	1,001,113	977,007
6.00%, 12/25/2036	192,225	202,698
6.49%, 12/25/2036	457,823	88,728
25.90%, 12/25/2036	27,250	43,420
0.00%, 01/25/2037	319,858	295,992
0.00%, 01/25/2037	91,514	83,143
5.50%, 01/25/2037	134,000	147,309
0.36%, 02/25/2037	3,568	3,569
0.41%, 02/25/2037	424,844	424,470
38.01%, 02/25/2037	10,183	13,086
0.00%, 03/25/2037	97,538	88,254
0.66%, 03/25/2037	259,588	260,851
0.91%, 03/25/2037	439,779	441,968
5.00%, 03/25/2037	30,541	33,032
5.92%, 03/25/2037	62,720	9,029
6.00%, 03/25/2037	314,762	349,348
6.28%, 03/25/2037	930,996	139,842

0.00%, 04/25/2037	259,240	230,125
5.94%, 04/25/2037	533,397	68,526
22.12%, 04/25/2037	200,152	293,699
0.00%, 05/25/2037	86,250	82,872
0.46%, 05/25/2037	188,944	188,577
6.00%, 05/25/2037	1,135,000	1,254,899
0.56%, 06/25/2037	1,095,623	1,096,778
0.61%, 06/25/2037	87,973	84,824
5.62%, 06/25/2037	201,123	22,539
5.94%, 06/25/2037	801,766	103,221
5.94%, 06/25/2037	198,477	23,920
6.50%, 06/25/2037	120,635	134,026
0.00%, 07/25/2037	241,465	218,490
0.53%, 07/25/2037	180,487	180,963
0.66%, 07/25/2037	135,431	136,110
5.50%, 07/25/2037	448,978	483,307
6.24%, 07/25/2037	1,507,447	180,521
6.46%, 07/25/2037	908,306	140,326
6.99%, 07/25/2037	2,030,350	312,883
16.09%, 07/25/2037	128,189	147,083
0.61%, 08/25/2037	879,870	882,949
5.50%, 08/25/2037	304,487	328,809
6.00%, 08/25/2037	413,000	458,194
6.00%, 08/25/2037	475,000	516,048
6.00%, 08/25/2037	423,569	465,380
6.00%, 08/25/2037	92,482	98,760
23.41%, 08/25/2037	176,874	269,221
0.61%, 09/25/2037	2,889,860	2,886,822
6.38%, 09/25/2037	616,971	89,201
15.74%, 09/25/2037	55,198	63,011
0.00%, 10/25/2037	1,677,596	1,516,599
6.03%, 10/25/2037	275,553	304,775
6.29%, 10/25/2037	707,344	105,529
6.30%, 10/25/2037	616,916	95,298
0.36%, 10/27/2037	4,541,000	4,529,370
8.34%, 11/25/2037	551,064	653,035
6.20%, 12/25/2037	68,460	8,702
6.24%, 12/25/2037	897,043	109,899
6.29%, 12/25/2037	617,326	94,359
6.50%, 12/25/2037	638,000	713,568
1.51%, 01/25/2038	1,260,568	110,800
5.75%, 02/25/2038	790,635	90,458
5.84%, 02/25/2038	1,229,158	171,365
1.06%, 03/25/2038	221,002	223,623
6.04%, 03/25/2038	285,557	31,931
6.07%, 03/25/2038	234,368	31,322
6.83%, 03/25/2038	351,024	51,945
13.67%, 03/25/2038	94,919	114,530
5.50%, 04/25/2038	3,052,449	3,269,140
6.50%, 04/25/2038	195,821	220,839
6.69%, 04/25/2038	308,979	40,490
6.74%, 04/25/2038	321,893	51,177
20.21%, 04/25/2038	110,156	151,258

0.00%, 05/25/2038	11,561	10,795
5.50%, 05/25/2038	2,962,564	3,220,020
1.73%, 06/25/2038	477,575	51,274
5.00%, 07/25/2038	155,000	169,226
5.00%, 07/25/2038	182,268	196,997
5.50%, 07/25/2038	1,205,598	1,302,052
7.04%, 07/25/2038	202,396	36,548
5.69%, 09/25/2038	755,541	86,651
5.69%, 09/25/2038	381,385	44,805
4.50%, 11/25/2038	161,454	168,353
0.56%, 12/25/2038	474,563	475,254
4.00%, 02/25/2039	851,856	870,504
4.50%, 02/25/2039	52,081	55,494
6.39%, 02/25/2039	482,611	82,405
6.49%, 03/25/2039	441,348	72,543
0.61%, 04/25/2039	824,881	826,738
5.00%, 07/25/2039	315,562	46,612
7.00%, 07/25/2039	29,959	33,592
5.00%, 08/25/2039	1,032,000	1,112,086
6.00%, 08/25/2039	1,342,389	1,503,963
5.00%, 09/25/2039	1,459,000	1,540,071
6.02%, 09/25/2039	504,687	554,173
5.50%, 10/25/2039	873,559	151,057
5.74%, 10/25/2039	433,153	52,671
2.53%, 12/25/2039	910,123	925,263
6.02%, 12/25/2039	487,148	49,835
6.30%, 12/25/2039	668,046	740,939
0.00%, 01/25/2040	159,194	143,737
6.09%, 01/25/2040	597,483	85,956
6.19%, 02/25/2040	191,131	207,958
0.76%, 03/25/2040	483,705	488,305
6.24%, 03/25/2040	501,796	578,823
6.44%, 03/25/2040	538,910	604,422
12.33%, 03/25/2040	1,084,060	1,262,040
0.76%, 04/25/2040	403,084	404,797
6.26%, 04/25/2040	567,225	72,077
17.12%, 04/25/2040	310,000	453,454
0.76%, 05/25/2040	340,569	343,598
6.24%, 05/25/2040	390,650	56,361
0.00%, 06/25/2040	274,173	249,689
5.00%, 06/25/2040	2,851,932	3,129,129
5.50%, 06/25/2040	1,007,000	1,112,262
5.50%, 07/25/2040	1,234,373	1,353,581
4.00%, 08/25/2040	3,000,000	3,206,850
5.00%, 09/25/2040	206,000	227,361
5.50%, 10/25/2040	2,012,000	2,221,562
4.28%, 11/25/2040	2,735,665	277,794
0.71%, 01/25/2041	752,307	756,868
6.37%, 01/25/2041	1,694,628	338,670
0.56%, 02/25/2041	1,503,216	1,503,924
0.46%, 03/25/2041	888,511	887,622
2.65%, 04/25/2041	3,795,919	274,787
0.66%, 07/25/2041	237,537	238,375

0.46%, 08/25/2041	2,792,079	2,765,688
0.71%, 08/25/2041	711,559	718,668
0.66%, 11/25/2041	824,948	828,370
7.00%, 11/25/2041	4,537,759	5,260,007
7.00%, 11/25/2041	4,902,299	5,631,708
7.00%, 11/25/2041	3,589,323	4,109,804
3.50%, 03/25/2042	1,000,000	924,890
6.50%, 06/25/2042	111,240	127,517
0.66%, 09/25/2042	472,985	471,089
0.66%, 09/25/2042	3,470,150	3,450,131
0.66%, 10/25/2042	1,515,696	1,511,399
0.66%, 10/25/2042	3,510,787	3,507,543
3.00%, 02/25/2043	1,000,000	873,744
3.50%, 02/25/2043	867,605	877,834
0.00%, 09/25/2043	2,491,916	1,848,186
0.00%, 10/25/2043	1,760,335	1,313,074
0.00%, 12/25/2043	4,906,096	3,612,799
5.94%, 11/25/2049	389,286	53,604
5.83%, 02/25/2051	478,757	510,213
5.41%, 07/25/2051	141,559	142,933
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	109,193	122,439
6.50%, 07/25/2042	183,186	208,009
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	758,941	804,272
6.50%, 09/25/2042	311,440	350,535
Fannie Mae Trust 2003-W8
0.56%, 05/25/2042	73,101	73,370
7.00%, 10/25/2042	386,772	441,583
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	521,825	598,471
5.04%, 11/25/2043	614,603	635,959
Fannie Mae Trust 2004-W15
0.41%, 08/25/2044	459,506	455,255
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	152,910	176,775
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	152,976	178,107
Fannie Mae Trust 2005-W3
0.38%, 03/25/2045	3,340,433	3,333,147
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	192,704	215,185
Fannie Mae Trust 2006-W2
2.21%, 11/25/2035	398,683	382,526
0.38%, 02/25/2036	1,609,316	1,601,267
Fannie Mae Whole Loan
0.42%, 11/25/2046	4,314,412	4,282,136
Fannie Mae-Aces
0.69%, 08/25/2019	2,139,919	2,143,431
4.45%, 09/25/2019	2,219,000	2,435,086
1.52%, 12/25/2019	782,000	780,080
1.80%, 12/25/2019	743,000	729,941
4.33%, 03/25/2020	826,000	901,995

3.66%, 11/25/2020	693,041	733,345
3.65%, 04/25/2021	894,000	942,537
3.76%, 04/25/2021	6,037,000	6,341,060
3.73%, 06/25/2021	5,158,000	5,438,193
3.76%, 06/25/2021	1,032,000	1,086,063
2.92%, 08/25/2021	706,000	707,336
2.28%, 12/27/2022	1,357,000	1,265,799
2.39%, 01/25/2023	1,342,000	1,259,211
3.51%, 12/25/2023	8,394,000	8,550,473
3.50%, 01/25/2024	16,000,000	16,148,592
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,811,533) (a)	1,758,432	1,827,445
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	10,148,256
1.66%, 06/25/2020	62,302,271	4,833,535
2.87%, 12/25/2021	5,500,000	5,501,298
2.79%, 01/25/2022	4,400,000	4,367,880
2.27%, 03/25/2022	7,100,000	6,778,050
1.47%, 05/25/2022	57,234,836	5,264,403
2.37%, 05/25/2022	15,905,000	15,249,046
2.40%, 06/25/2022	5,300,000	5,041,959
2.62%, 01/25/2023	4,000,000	3,830,580
FHLMC Structured Pass Through Securities
6.61%, 07/25/2032	104,046	120,803
5.85%, 07/25/2033	309,118	350,039
3.28%, 10/25/2037	2,630,535	2,536,851
7.50%, 02/25/2042	434,323	506,892
7.50%, 08/25/2042	66,007	78,601
6.50%, 02/25/2043	404,294	473,760
7.00%, 02/25/2043	139,866	161,098
5.23%, 05/25/2043	967,597	1,040,656
0.00%, 07/25/2043	40,495	34,731
7.50%, 07/25/2043	104,318	124,019
0.00%, 09/25/2043	49,177	41,267
7.50%, 09/25/2043	556,008	654,375
0.00%, 10/25/2043	53,552	45,920
7.00%, 10/25/2043	538,920	610,358
1.34%, 10/25/2044	1,192,499	1,202,476
FHLMC-GNMA
7.00%, 03/25/2023	32,815	36,574
6.25%, 11/25/2023	20,487	22,577
7.50%, 04/25/2024	150,772	171,428
First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017	916	915
10.97%, 04/25/2017	1,635	127
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	31,147	31,851
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	273,058	241,435
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	102,490	101,694
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	156,834	139,395

First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.49%, 08/25/2037	1,926,257	382,611
First Horizon Mortgage Pass-Through Trust 2003-7
4.50%, 09/25/2018	6,769	6,933
First Horizon Mortgage Pass-Through Trust 2003-8
4.50%, 09/25/2018	60,536	61,242
First Horizon Mortgage Pass-Through Trust 2003-9
5.50%, 11/25/2033	247,195	259,890
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.63%, 05/25/2034	151,952	152,009
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.56%, 02/25/2035	672,735	667,331
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.65%, 04/25/2035	465,816	463,054
Freddie Mac
3.50%, 04/15/2026	3,000,000	3,138,281
3.00%, 04/15/2027	3,000,000	3,078,750
4.50%, 05/15/2040	21,000,000	22,309,219
4.00%, 05/15/2041	12,500,000	12,922,363
Freddie Mac Gold Pool
6.50%, 07/01/2014	22	22
7.50%, 10/01/2014	6	6
8.50%, 11/01/2015	169	170
6.50%, 07/01/2016	8,092	8,336
6.50%, 08/01/2016	3,850	3,998
6.00%, 04/01/2017	393,241	413,446
6.00%, 04/01/2017	195,650	206,310
7.00%, 04/01/2017	1,123	1,137
6.50%, 05/01/2017	2,685	2,800
5.50%, 06/01/2017	6,456	6,866
5.00%, 10/01/2017	56,832	60,214
6.00%, 10/01/2017	3,065	3,126
6.50%, 11/01/2017	2,603	2,740
5.00%, 12/01/2017	208,181	220,721
5.00%, 12/01/2017	197,940	209,866
6.50%, 12/01/2017	6,004	6,326
5.50%, 01/01/2018	49,756	52,933
5.50%, 02/01/2018	51,249	55,010
5.50%, 04/01/2018	516,313	548,921
6.00%, 04/01/2018	13,491	14,186
6.50%, 04/01/2018	62,814	65,710
4.00%, 06/01/2018	7,542	7,972
4.50%, 08/01/2018	18,396	19,455
4.50%, 10/01/2018	12,822	13,561
4.50%, 10/01/2018	84,129	88,965
5.00%, 12/01/2018	26,445	28,041
5.50%, 01/01/2019	84,924	91,192
6.50%, 09/01/2019	55,038	57,883
5.50%, 12/01/2019	88,754	95,288
6.00%, 02/01/2020	20,071	21,030
5.50%, 04/01/2020	79,887	86,594
5.50%, 06/01/2020	62,696	67,287
6.00%, 06/01/2020	46,375	49,384

8.00%, 07/01/2020	226	228
6.00%, 08/01/2020	28,540	30,422
6.00%, 07/01/2021	134,164	142,579
6.00%, 07/01/2021	93,692	98,164
6.00%, 01/01/2022	44,649	46,507
6.00%, 02/01/2022	28,986	30,244
6.00%, 03/01/2022	106,558	112,514
6.50%, 03/01/2022	17,170	18,562
5.50%, 11/01/2022	12,946	14,224
6.50%, 11/01/2022	53,373	59,836
6.00%, 12/01/2022	18,212	20,198
5.50%, 01/01/2023	119,807	131,556
5.50%, 05/01/2023	62,990	69,212
5.00%, 06/01/2023	13,135	14,260
5.50%, 07/01/2023	14,594	16,026
5.50%, 11/01/2023	36,153	39,705
5.50%, 01/01/2024	2,046,702	2,228,537
5.50%, 02/01/2024	50,924	55,457
8.00%, 08/01/2024	1,485	1,732
8.00%, 11/01/2024	1,134	1,271
7.50%, 08/01/2025	2,532	2,938
3.50%, 11/01/2025	1,059,314	1,111,490
10.00%, 03/17/2026	103,002	114,487
7.00%, 04/01/2026	2,804	3,165
6.50%, 01/01/2028	103,269	115,680
2.50%, 04/01/2028	690,403	690,777
8.50%, 07/01/2028	7,964	9,459
7.00%, 12/01/2028	124,642	142,647
6.50%, 06/01/2029	42,205	47,309
7.00%, 07/01/2029	1,819	2,030
6.50%, 08/01/2029	163,055	186,835
6.00%, 10/01/2029	39,974	45,015
10.00%, 10/01/2030	536,364	611,992
7.00%, 01/01/2031	115,331	132,126
3.50%, 01/01/2032	1,428,113	1,470,349
7.50%, 01/01/2032	240,034	284,849
3.50%, 03/01/2032	573,743	590,707
7.00%, 07/01/2032	7,971	8,951
7.00%, 08/01/2032	13,332	15,121
5.50%, 01/01/2033	478,099	529,226
3.50%, 02/01/2033	378,549	385,091
6.00%, 02/01/2033	321,627	353,046
3.50%, 05/01/2033	466,551	474,630
3.50%, 05/01/2033	1,603,689	1,631,490
5.50%, 10/01/2033	97,730	107,912
6.00%, 12/01/2033	18,044	20,434
5.00%, 01/01/2034	90,501	98,699
6.00%, 01/01/2034	106,603	117,083
6.00%, 01/01/2034	65,116	73,601
5.00%, 06/01/2034	434,424	473,851
5.00%, 09/01/2034	164,412	180,582
6.50%, 11/01/2034	32,958	36,899
6.50%, 01/01/2035	269,885	302,531

5.00%, 03/01/2035	116,324	126,910
5.50%, 07/01/2035	205,833	228,008
6.50%, 12/01/2035	164,601	186,731
6.50%, 12/01/2035	109,700	123,104
5.50%, 01/01/2036	86,593	95,473
5.00%, 03/01/2036	10,674,592	11,616,444
5.00%, 07/01/2036	9,709	10,546
5.00%, 08/20/2036	5,981,855	6,696,649
5.00%, 11/01/2036	258,459	281,099
6.00%, 11/01/2036	81,124	87,690
6.50%, 11/01/2036	860,066	956,557
6.50%, 11/01/2036	329,327	369,568
6.50%, 11/01/2036	69,511	77,822
5.50%, 12/01/2036	133,302	146,359
6.00%, 12/01/2036	64,863	72,225
6.00%, 12/01/2036	38,715	42,926
6.50%, 12/01/2036	848,408	952,075
6.50%, 12/01/2036	246,119	276,193
7.50%, 12/01/2036	868,605	1,017,120
6.50%, 01/01/2037	34,278	36,641
6.50%, 01/01/2037	53,781	60,286
6.50%, 02/01/2037	61,496	68,665
7.00%, 02/01/2037	26,832	29,788
5.00%, 03/01/2037	883,300	958,400
5.00%, 06/01/2037	926,506	1,005,155
6.50%, 06/01/2037	45,337	50,849
5.00%, 08/01/2037	907,320	984,340
6.50%, 11/01/2037	128,466	144,416
7.50%, 01/01/2038	197,718	215,109
7.50%, 01/01/2038	142,041	164,601
5.00%, 02/01/2038	911,106	988,447
5.00%, 03/01/2038	1,050,572	1,139,752
5.00%, 03/01/2038	195,080	211,752
5.00%, 03/01/2038	914,655	992,298
5.00%, 03/01/2038	1,582,004	1,716,817
6.50%, 03/01/2038	178,952	202,375
5.00%, 04/01/2038	1,006,176	1,091,587
5.50%, 05/01/2038	294,861	323,673
5.50%, 08/01/2038	352,009	386,406
5.00%, 09/01/2038	787,442	854,300
5.00%, 09/01/2038	3,841	4,167
7.50%, 09/01/2038	93,804	110,115
5.00%, 11/01/2038	5,839	6,335
5.00%, 12/01/2038	950,987	1,031,714
5.00%, 12/01/2038	3,837	4,163
5.00%, 02/01/2039	1,903,871	2,065,485
5.00%, 05/01/2039	17,776	19,599
4.50%, 11/01/2039	464,887	495,798
4.50%, 11/01/2039	6,349,843	6,770,975
5.00%, 03/01/2040	9,522,475	10,345,513
5.50%, 03/01/2040	78,719	86,411
5.50%, 05/01/2040	7,943,784	8,720,010
4.50%, 08/01/2040	1,451,027	1,547,755

5.00%, 08/01/2040	1,240,492	1,351,069
5.00%, 08/01/2040	4,464,578	4,860,467
5.50%, 08/01/2040	3,533,945	3,879,265
4.50%, 09/01/2040	1,121,639	1,196,429
4.50%, 09/01/2040	4,550,035	4,853,908
4.00%, 11/01/2040	98,600	102,323
4.50%, 03/01/2041	832,851	887,948
4.50%, 05/01/2041	5,431,865	5,792,877
5.00%, 06/01/2041	979,062	1,067,231
4.00%, 11/01/2041	31,678	32,880
4.00%, 01/01/2042	619,159	642,619
4.00%, 05/01/2042	42,967	44,602
3.50%, 06/01/2042	5,371,645	5,357,481
3.50%, 06/01/2042	1,042,602	1,048,631
4.00%, 06/01/2042	4,489,152	4,631,562
3.50%, 07/01/2042	23,374,292	23,509,465
3.00%, 08/01/2042	3,753,149	3,623,448
3.50%, 09/01/2042	6,953,255	6,993,466
3.00%, 10/01/2042	9,135,722	8,820,010
4.00%, 10/01/2042	318,141	327,962
3.50%, 11/01/2042	257,998	257,318
4.00%, 01/01/2043	492,766	508,393
3.00%, 02/01/2043	762,663	736,307
3.00%, 03/01/2043	9,830,218	9,490,505
3.00%, 03/01/2043	4,837,262	4,670,096
3.50%, 03/01/2043	1,972,817	1,984,226
3.00%, 04/01/2043	190,982	184,382
3.50%, 05/01/2043	505,211	503,876
3.00%, 06/01/2043	69,710	67,301
3.00%, 06/01/2043	20,530,190	19,820,707
3.50%, 06/01/2043	1,737,211	1,732,632
4.00%, 06/01/2043	24,791	25,736
3.00%, 07/01/2043	50,721	48,968
3.00%, 07/01/2043	668,725	645,616
3.00%, 08/01/2043	976,752	942,998
3.00%, 09/01/2043	894,239	863,336
4.00%, 09/01/2043	369,889	384,147
3.50%, 10/01/2043	406,867	409,220
3.00%, 11/01/2043	99,014	95,593
4.00%, 11/01/2043	237,980	247,024
4.00%, 11/01/2043	674,084	699,591
4.00%, 12/01/2043	1,136,667	1,180,576
4.00%, 12/01/2043	5,954,004	6,179,978
4.00%, 12/01/2043	695,581	722,045
4.00%, 01/01/2044	1,787,621	1,855,282
4.00%, 01/01/2044	229,247	238,020
4.00%, 01/01/2044 (c)	2,991,926	3,105,571
4.00%, 03/01/2044	10,000,000	10,380,693
7.00%, 08/01/2047	16,954	18,183
Freddie Mac Non Gold Pool
12.00%, 08/01/2015	282	284
2.09%, 07/01/2019	4,996	5,302
12.00%, 07/01/2019	165	167

2.25%, 07/01/2026	5,532	5,591
2.24%, 01/01/2027	13,481	14,404
2.31%, 04/01/2030	5,580	5,994
2.50%, 09/01/2032	10,396	11,099
2.39%, 05/01/2033	358,901	382,391
2.36%, 12/01/2033	62,701	66,642
2.53%, 04/01/2034	116,739	123,808
2.50%, 09/01/2034	272,907	292,873
2.38%, 01/01/2035	120,009	127,706
5.05%, 01/01/2035	381,962	404,151
2.46%, 08/01/2035	41,995	45,083
2.51%, 12/01/2035	193,188	207,926
2.42%, 02/01/2036	61,436	65,436
3.98%, 02/01/2036	292,024	313,303
2.67%, 03/01/2036	314,030	335,489
3.16%, 03/01/2036	481,809	518,188
2.37%, 05/01/2036	310,448	332,985
2.38%, 05/01/2036	169,284	178,047
3.08%, 05/01/2036	69,219	73,127
2.67%, 06/01/2036	786,104	845,801
2.70%, 06/01/2036	193,822	208,394
2.09%, 07/01/2036	119,864	127,383
2.38%, 07/01/2036	101,092	107,284
4.48%, 07/01/2036	131,349	140,408
2.00%, 08/01/2036	64,918	69,055
2.09%, 08/01/2036	161,338	171,694
2.11%, 08/01/2036	882,975	934,798
2.51%, 09/01/2036	286,415	302,580
2.61%, 09/01/2036	324,689	348,125
2.10%, 10/01/2036	493,291	523,473
2.12%, 10/01/2036	260,429	276,139
2.19%, 10/01/2036	166,672	177,601
2.22%, 10/01/2036	143,247	152,084
2.41%, 10/01/2036	49,297	51,780
2.48%, 10/01/2036	222,710	238,115
2.79%, 10/01/2036	199,762	213,080
2.27%, 11/01/2036	247,459	263,009
2.29%, 11/01/2036	60,595	64,309
2.37%, 11/01/2036	139,318	148,373
2.38%, 11/01/2036	379,362	405,675
2.42%, 11/01/2036	109,539	114,687
2.22%, 12/01/2036	629,967	669,489
2.32%, 12/01/2036	20,067	21,074
2.35%, 12/01/2036	700,876	754,148
2.68%, 12/01/2036	318,830	338,493
2.86%, 12/01/2036	35,073	37,336
2.04%, 01/01/2037	54,869	57,971
2.55%, 01/01/2037	154,289	162,868
2.32%, 02/01/2037	23,722	24,908
2.49%, 02/01/2037	417,480	443,998
2.51%, 02/01/2037	19,310	20,504
2.56%, 02/01/2037	252,178	268,668
2.83%, 02/01/2037	48,238	51,492

2.32%, 03/01/2037	671,372	724,294
2.80%, 03/01/2037	122,943	131,285
2.93%, 03/01/2037	59,285	63,089
1.93%, 04/01/2037	70,138	74,855
2.87%, 04/01/2037	166,788	177,925
3.98%, 04/01/2037	13,424	14,190
1.95%, 05/01/2037	195,871	206,532
2.39%, 05/01/2037	275,743	297,593
2.39%, 05/01/2037	105,484	113,889
2.50%, 05/01/2037	61,510	64,714
2.70%, 05/01/2037	471,388	504,485
2.93%, 05/01/2037	260,249	276,610
3.88%, 06/01/2037	126,808	134,849
2.62%, 07/01/2037	117,110	126,285
6.27%, 11/01/2037	66,626	70,198
2.79%, 04/01/2038	263,963	282,634
2.59%, 05/01/2038	199,797	211,786
4.01%, 07/01/2040	315,892	335,695
Freddie Mac Reference REMIC
6.00%, 04/15/2036	1,185,152	1,289,322
6.00%, 05/15/2036	1,621,693	1,809,151
Freddie Mac REMICS
6.50%, 08/15/2016	26,701	28,159
6.00%, 09/15/2016	7,821	8,183
6.00%, 09/15/2016	72,707	76,422
6.00%, 09/15/2016	23,441	24,442
6.00%, 09/15/2016	6,004	6,263
6.00%, 09/15/2016	36,091	37,833
6.00%, 10/15/2016	18,920	19,786
5.50%, 12/15/2016	51,349	53,563
6.00%, 12/15/2016	16,543	17,345
6.00%, 03/15/2017	17,762	18,729
5.00%, 06/15/2017	72,721	75,109
5.50%, 06/15/2017	9,540	9,936
6.00%, 06/15/2017	55,641	58,260
16.37%, 08/15/2017	8,863	10,540
4.00%, 09/15/2017	17,197	17,374
5.50%, 10/15/2017	23,091	24,561
5.00%, 12/15/2017	55,734	58,841
5.50%, 12/15/2017	110,109	117,056
5.00%, 01/15/2018	79,062	83,097
0.00%, 02/15/2018	4,837	4,836
4.50%, 03/15/2018	39,101	1,126
4.50%, 05/15/2018	49,627	52,219
6.50%, 05/15/2018	9,014	9,665
4.50%, 06/15/2018	414,085	435,945
5.94%, 06/15/2018	64,606	5,064
4.50%, 07/15/2018	386,673	407,502
0.00%, 10/15/2018	5,452	5,221
0.00%, 03/15/2019	162,093	160,288
6.50%, 03/15/2019	4,281	527
4.50%, 04/15/2019	6,676	6,872
0.00%, 07/15/2019	3,592	3,564

9.50%, 07/15/2019	2,353	2,466
0.00%, 02/15/2020	622,421	610,018
5.00%, 02/15/2020	185,443	18,525
5.00%, 02/15/2020	120,686	11,592
6.50%, 03/15/2020	13,816	14,893
12.01%, 03/15/2020	60,919	69,361
9.50%, 04/15/2020	1,401	1,544
9.60%, 04/15/2020	2,231	2,515
84.00%, 05/15/2020	16	24
5.00%, 06/15/2020	516,000	559,197
10.00%, 06/15/2020	346	394
7.80%, 09/15/2020	676	728
9.00%, 10/15/2020	1,426	1,550
6.95%, 01/15/2021	4,112	4,519
8.60%, 01/15/2021	17	20
9.50%, 01/15/2021	1,276	1,446
1066.21%, 02/15/2021	2	33
9.00%, 04/15/2021	916	1,079
1.11%, 05/15/2021	901	915
5.00%, 05/15/2021	2,654	2,800
6.75%, 05/15/2021	2,504	2,713
7.00%, 05/15/2021	14,715	16,395
33.46%, 05/15/2021	407	727
44.51%, 05/15/2021	632	1,132
6.00%, 07/15/2021	2,378	2,598
5.50%, 08/15/2021	1,192	1,280
7.00%, 09/15/2021	5,553	6,139
8.50%, 09/15/2021	5,504	6,244
6.73%, 11/15/2021	415,712	444,595
1181.25%, 11/15/2021	5	73
0.00%, 12/15/2021	637,512	631,885
1180.78%, 01/15/2022	56	1,269
5.00%, 03/15/2022	568,000	627,953
7.00%, 03/15/2022	2,725	3,050
6.00%, 05/15/2022	1,930	2,081
7.00%, 05/15/2022	3,645	4,118
7.50%, 08/15/2022	3,811	4,468
8.00%, 08/15/2022	9,553	11,170
1.31%, 09/15/2022	6,427	6,567
5.50%, 10/15/2022	203,484	223,512
4.60%, 12/15/2022	6,646	6,697
5.50%, 12/15/2022	69,874	76,961
5.50%, 12/15/2022	527,099	536,076
5.00%, 01/15/2023	56,296	57,367
1.78%, 02/15/2023	856	875
7.50%, 02/15/2023	57,734	65,063
5.50%, 03/15/2023	146,000	164,081
1.31%, 04/15/2023	33,442	34,314
5.50%, 04/15/2023	147,000	161,799
7.00%, 04/15/2023	48,281	53,638
7.50%, 04/15/2023	10,263	11,579
5.00%, 05/15/2023	54,265	58,279
7.00%, 05/15/2023	5,826	6,424

8.84%, 05/15/2023	24,030	27,098
0.00%, 06/15/2023	11,031	10,947
0.00%, 06/15/2023	8,032	7,884
5.60%, 06/15/2023	110,304	118,591
6.39%, 06/15/2023	74,279	5,827
2.31%, 07/15/2023	21,144	20,702
8.44%, 07/15/2023	13,366	15,160
24.69%, 07/15/2023	4,441	7,427
2.21%, 08/15/2023	1,273	1,318
6.50%, 09/15/2023	146,815	161,066
7.00%, 09/15/2023	45,554	51,221
33.81%, 09/15/2023	18,872	34,144
0.00%, 10/15/2023	103,689	102,274
4.00%, 10/15/2023	774,000	826,010
6.25%, 10/15/2023	26,327	28,862
22.23%, 10/15/2023	5,255	9,027
5.00%, 11/15/2023	516,000	568,370
5.50%, 11/15/2023	178,760	196,445
6.00%, 11/15/2023	56,211	62,826
16.99%, 11/15/2023	19,495	21,355
5.00%, 12/15/2023	75,659	81,518
6.50%, 12/15/2023	30,191	33,563
6.50%, 12/15/2023	94,803	106,154
7.00%, 01/15/2024	22,650	25,759
0.00%, 02/15/2024	26,135	22,944
0.00%, 02/15/2024	5,959	4,810
7.00%, 02/15/2024	1,655	1,816
10.00%, 02/15/2024	2,165	2,681
18.88%, 02/15/2024	2,279	3,395
0.76%, 03/15/2024	3,811	3,859
1.89%, 03/15/2024	1,838	1,888
7.00%, 03/15/2024	19,348	21,969
7.00%, 03/15/2024	105,611	119,068
28.25%, 03/15/2024	12,680	6,904
7.50%, 04/15/2024	72,342	82,932
0.00%, 05/15/2024	14,096	13,204
7.86%, 05/15/2024	33,749	6,233
0.46%, 06/15/2024	188,977	189,505
6.00%, 06/15/2024	66,984	74,823
5.50%, 07/15/2024	6,458	128
7.50%, 08/15/2024	10,736	12,333
4.00%, 12/15/2024	206,000	214,817
5.00%, 12/15/2024	211,091	227,571
32.94%, 04/15/2025	56,554	93,252
4.50%, 06/15/2025	722,000	773,613
16.48%, 08/15/2025	36,178	42,853
27.32%, 10/15/2025	63,996	99,665
3.50%, 01/15/2026	2,000,000	2,025,960
5.00%, 03/15/2026	346,665	377,972
6.50%, 03/15/2026	11,239	12,465
6.50%, 07/15/2026	72,950	80,593
7.50%, 09/15/2026	8,767	10,100
8.00%, 09/15/2026	21,716	25,207

6.50%, 01/15/2027	46,828	52,020
7.50%, 01/15/2027	57,783	66,293
7.50%, 01/15/2027	18,279	21,063
0.86%, 02/15/2027	1,399	1,424
6.00%, 05/15/2027	49,098	54,742
7.25%, 07/15/2027	2,607	2,987
7.50%, 09/15/2027	20,003	22,147
5.50%, 10/15/2027	417,000	440,144
6.50%, 12/15/2027	30,309	34,199
7.00%, 03/15/2028	34,410	7,943
7.50%, 03/15/2028	97,785	112,349
7.50%, 05/15/2028	40,659	46,741
6.50%, 06/15/2028	53,144	59,390
7.00%, 06/15/2028	8,781	10,048
6.00%, 07/15/2028	26,293	27,862
6.25%, 08/15/2028	117,391	132,312
6.50%, 08/15/2028	109,658	123,029
6.00%, 09/15/2028	23,139	24,937
7.00%, 10/15/2028	42,612	8,984
6.00%, 11/15/2028	99,757	110,491
0.00%, 12/15/2028	69,537	69,520
6.00%, 12/15/2028	174,402	195,930
0.76%, 01/15/2029	45,485	46,111
6.00%, 01/15/2029	262,390	291,445
6.00%, 02/15/2029	54,981	60,313
6.25%, 02/15/2029	260,130	286,686
29.89%, 03/15/2029	7,200	12,634
7.00%, 04/15/2029	4,373	977
7.00%, 06/15/2029	228,277	261,849
7.50%, 06/15/2029	15,867	3,427
7.00%, 07/15/2029	91,654	103,484
7.00%, 08/15/2029	53,788	62,116
4.00%, 11/15/2029	631,035	71,539
7.50%, 11/15/2029	297	354
8.00%, 11/15/2029	47,280	55,142
7.00%, 01/15/2030	116,425	131,497
8.00%, 01/15/2030	85,118	98,447
8.00%, 01/15/2030	27,040	32,517
8.00%, 03/15/2030	26,706	32,149
5.00%, 04/15/2030	702,000	751,180
8.00%, 04/15/2030	28,543	33,431
7.50%, 05/15/2030	20,195	23,283
13.88%, 05/15/2030	3,289	3,309
7.50%, 08/15/2030	17,331	20,058
7.25%, 09/15/2030	46,263	53,130
7.00%, 10/15/2030	77,536	89,046
7.50%, 10/15/2030	1,439	1,660
7.50%, 10/15/2030	5,944	6,879
7.25%, 12/15/2030	82,051	94,258
7.00%, 03/15/2031	36,488	41,964
6.50%, 05/15/2031	23,071	25,911
7.00%, 06/15/2031	45,206	48,333
8.50%, 06/15/2031	92,973	111,950

6.00%, 07/15/2031	12,243	11,989
7.00%, 07/15/2031	94,680	108,086
6.50%, 08/15/2031	54,641	61,293
6.50%, 08/15/2031	49,317	54,881
6.50%, 08/15/2031	45,105	50,623
6.50%, 08/15/2031	488,082	524,961
6.50%, 10/15/2031	44,751	47,346
6.50%, 01/15/2032	88,076	94,509
6.50%, 01/15/2032	50,700	57,407
1.06%, 02/15/2032	259,217	265,018
6.38%, 02/15/2032	59,728	64,326
6.50%, 02/15/2032	96,309	109,019
6.50%, 02/15/2032	98,763	106,680
7.84%, 02/15/2032	215,742	49,057
8.49%, 02/15/2032	39,818	10,199
15.78%, 02/15/2032	104,253	137,774
19.08%, 02/15/2032	108,764	162,911
6.50%, 03/15/2032	136,796	153,879
6.50%, 03/15/2032	106,828	119,942
7.00%, 03/15/2032	97,839	111,823
7.00%, 03/15/2032	73,338	84,270
7.79%, 03/15/2032	83,959	18,794
7.84%, 03/15/2032	54,772	12,890
6.50%, 04/15/2032	322,891	360,910
6.50%, 04/15/2032	185,000	201,116
6.50%, 04/15/2032	32,435	36,499
7.00%, 04/15/2032	178,422	199,346
7.00%, 04/15/2032	67,563	76,160
5.50%, 05/15/2032	178,059	187,188
6.50%, 05/15/2032	123,379	138,619
7.00%, 05/15/2032	73,526	84,017
6.50%, 06/15/2032	71,752	80,613
6.50%, 06/15/2032	138,932	150,408
6.50%, 06/15/2032	96,643	108,429
6.50%, 07/15/2032	97,266	109,336
6.50%, 07/15/2032	152,478	169,723
0.00%, 09/15/2032	271,344	210,746
6.00%, 09/15/2032	191,500	210,262
0.00%, 12/15/2032	151,511	147,458
0.00%, 12/15/2032	28,392	27,959
0.00%, 12/15/2032	20,625	18,543
0.91%, 12/15/2032	136,715	139,615
6.00%, 12/15/2032	149,032	165,343
6.00%, 12/15/2032	281,538	312,299
18.22%, 12/15/2032	80,600	124,631
0.00%, 01/15/2033	404,971	398,521
6.00%, 01/15/2033	171,245	190,001
0.00%, 02/15/2033	84,519	84,506
0.00%, 02/15/2033	110,132	109,489
0.00%, 02/15/2033	82,762	82,278
0.00%, 02/15/2033	49,409	49,397
6.00%, 02/15/2033	673,381	746,654
6.00%, 02/15/2033	143,386	157,279

6.00%, 03/15/2033	116,629	128,276
6.50%, 03/15/2033	71,179	15,660
0.51%, 05/15/2033	862,489	862,504
14.56%, 06/15/2033	245,193	306,575
5.00%, 07/15/2033	895,629	994,166
6.72%, 07/15/2033	462	454
12.97%, 07/15/2033	61,089	72,446
3.00%, 08/15/2033	495,000	461,411
14.46%, 09/15/2033	76,478	96,149
7.87%, 10/15/2033	1,084,000	1,144,133
16.15%, 11/15/2033	41,729	55,570
0.76%, 12/15/2033	516,000	522,801
5.50%, 12/15/2033	20,993	21,163
5.50%, 12/15/2033	283,397	299,370
5.00%, 01/15/2034	935,827	1,009,483
5.50%, 02/15/2034	83,710	89,326
6.00%, 05/15/2034	585,000	645,566
23.91%, 06/15/2034	235,542	352,922
0.00%, 07/15/2034	419,178	361,529
2.38%, 07/15/2034	151,572	144,196
0.53%, 10/15/2034	355,148	354,981
4.00%, 11/15/2034	1,259,045	122,604
0.00%, 01/15/2035	18,790	18,732
0.00%, 02/15/2035	103,612	81,959
27.46%, 02/15/2035	115,492	179,921
0.00%, 04/15/2035	200,564	186,028
0.54%, 04/15/2035	438,021	438,495
6.00%, 04/15/2035	1,057,000	1,202,012
0.56%, 05/15/2035	187,873	188,559
0.46%, 06/15/2035	181,885	181,339
16.62%, 06/15/2035	51,925	59,277
0.00%, 08/15/2035	10,885	7,795
0.96%, 08/15/2035	224,252	228,058
4.00%, 08/15/2035	637,494	18,371
6.00%, 08/15/2035	214,330	222,161
0.00%, 09/15/2035	108,016	98,387
6.00%, 09/15/2035	433,583	450,995
5.75%, 10/15/2035	37,939	39,201
19.47%, 11/15/2035	112,813	161,911
0.00%, 01/15/2036	153,923	152,303
6.00%, 01/15/2036	478,283	527,077
23.98%, 01/15/2036	42,582	65,552
0.00%, 02/15/2036	89,632	81,679
0.00%, 02/15/2036	141,831	134,146
0.00%, 02/15/2036	77,063	70,003
0.00%, 02/15/2036	437,025	409,994
0.00%, 03/15/2036	26,911	24,827
0.00%, 03/15/2036	269,463	252,703
0.00%, 03/15/2036	253,360	238,510
6.00%, 03/15/2036	1,805	1,798
0.00%, 04/15/2036	141,887	131,258
0.00%, 04/15/2036	508,733	475,322
0.00%, 04/15/2036	286,113	259,368

0.00%, 04/15/2036	524,943	475,872
6.00%, 04/15/2036	299,121	57,998
6.00%, 04/15/2036	2,571,841	2,872,684
6.00%, 04/15/2036	269,734	297,301
0.00%, 05/15/2036	96,809	86,706
0.00%, 05/15/2036	182,906	166,377
0.00%, 05/15/2036	14,465	10,687
0.00%, 05/15/2036	42,187	37,743
0.61%, 05/15/2036	1,694,588	1,700,205
0.66%, 05/15/2036	1,160,236	1,166,923
0.00%, 06/15/2036	417,353	384,083
6.00%, 06/15/2036	493,835	523,158
6.00%, 06/15/2036	62,101	68,174
19.22%, 06/15/2036	96,321	130,705
0.00%, 07/15/2036	89,877	83,848
6.50%, 07/15/2036	419,117	481,165
6.50%, 07/15/2036	306,121	342,077
6.94%, 07/15/2036	44,969	8,768
0.00%, 08/15/2036	126,511	118,805
5.50%, 08/15/2036	643,676	690,901
5.50%, 08/15/2036	229,508	248,405
6.49%, 08/15/2036	1,671,581	273,060
0.00%, 09/15/2036	52,799	48,482
0.00%, 09/15/2036	80,125	74,006
0.00%, 10/15/2036	148,519	134,991
6.54%, 10/15/2036	162,758	25,500
7.50%, 11/15/2036	2,288,022	2,623,164
0.00%, 12/15/2036	70,836	64,325
7.00%, 12/15/2036	5,629,383	6,711,925
7.50%, 12/15/2036	2,123,172	2,572,168
0.00%, 01/15/2037	62,251	53,045
5.98%, 01/15/2037	110,102	16,226
0.00%, 02/15/2037	41,997	37,967
0.00%, 02/15/2037	159,762	147,128
0.60%, 02/15/2037	180,335	180,752
4.50%, 02/15/2037	1,264,672	1,343,457
6.00%, 02/15/2037	344,597	371,025
0.00%, 03/15/2037	85,542	76,629
6.29%, 03/15/2037	195,224	28,628
9.00%, 03/15/2037	31,018	36,857
0.00%, 04/15/2037	85,959	79,375
6.00%, 04/15/2037	230,331	252,522
0.00%, 05/15/2037	690,238	609,036
0.00%, 05/15/2037	152,492	138,720
0.00%, 05/15/2037	10,183	9,269
6.00%, 05/15/2037	647,033	714,149
0.00%, 06/15/2037	83,778	72,898
0.00%, 06/15/2037	52,134	48,409
0.00%, 07/15/2037	740,140	664,927
0.57%, 07/15/2037	3,317,032	3,297,531
4.50%, 07/15/2037	3,156,792	384,595
5.50%, 07/15/2037	40,134	2,047
6.44%, 07/15/2037	161,819	23,383

4.00%, 08/15/2037	2,298,176	239,780
0.00%, 09/15/2037	92,695	85,056
0.76%, 09/15/2037	59,070	59,349
4.00%, 10/15/2037	1,144,465	102,337
4.00%, 10/15/2037	1,548,474	164,806
6.26%, 11/15/2037	929,853	109,863
6.29%, 11/15/2037	548,018	81,785
5.84%, 01/15/2038	1,042,498	139,524
17.05%, 02/15/2038	47,034	55,211
5.50%, 03/15/2038	918,000	1,026,462
6.64%, 04/15/2038	375,251	48,177
5.50%, 05/15/2038	488,002	531,213
6.00%, 06/15/2038	89,528	98,439
6.00%, 06/15/2038	873,271	993,853
6.04%, 06/15/2038	365,229	48,293
5.69%, 08/15/2038	760,947	92,306
5.72%, 10/15/2038	386,957	422,602
5.50%, 01/15/2039	615,672	670,875
5.84%, 01/15/2039	409,412	60,479
2.07%, 02/15/2039	206,111	210,788
5.84%, 02/15/2039	396,368	59,302
0.56%, 04/15/2039	1,118,490	1,116,410
0.61%, 05/15/2039	1,593,388	1,594,545
5.94%, 05/15/2039	312,189	40,371
6.14%, 05/15/2039	445,677	65,786
1.36%, 07/15/2039	330,628	336,665
4.50%, 07/15/2039	1,841,823	1,988,132
0.61%, 08/15/2039	536,320	538,712
3.50%, 08/15/2039	1,185,385	1,216,501
0.00%, 10/15/2039	318,929	290,995
5.00%, 10/15/2039	1,112,301	167,006
6.09%, 12/15/2039	544,716	74,154
0.00%, 01/15/2040	358,751	328,605
2.10%, 01/15/2040	3,630,173	234,021
16.97%, 02/15/2040	475,000	701,781
0.66%, 10/15/2040	562,407	564,515
5.84%, 10/15/2040	1,624,938	262,009
5.84%, 10/15/2040	1,732,515	309,052
0.71%, 12/15/2040	4,177,073	4,194,442
0.71%, 03/15/2041	2,670,917	2,684,880
5.00%, 05/15/2041	977,924	1,041,746
5.50%, 05/15/2041	1,988,603	2,196,879
5.50%, 05/15/2041	825,781	898,585
0.56%, 10/15/2041	2,047,703	2,058,947
4.00%, 11/15/2041	2,142,051	2,233,508
4.00%, 12/15/2041	886,330	912,217
0.66%, 03/15/2042	1,742,694	1,748,473
0.66%, 07/15/2042	917,582	921,243
0.56%, 09/15/2042	1,636,740	1,628,296
3.00%, 06/15/2043	206,000	181,560
4.50%, 09/15/2043	1,000,000	1,034,201
7.20%, 11/15/2046	2,253,317	2,704,625
Freddie Mac Strips

4.50%, 11/15/2020	243,837	18,911
4.50%, 12/15/2020	157,204	13,300
9.00%, 04/01/2022	330	80
0.00%, 04/01/2028	206,493	188,903
5.00%, 09/15/2035	401,498	71,060
5.00%, 09/15/2035	766,105	134,904
5.00%, 09/15/2035	482,796	89,790
7.54%, 08/15/2036	1,682,642	298,585
0.71%, 07/15/2042	4,415,674	4,424,566
3.50%, 07/15/2042	11,086,565	11,110,324
0.66%, 08/15/2042	4,048,607	4,042,778
0.66%, 08/15/2042	3,307,148	3,290,931
0.66%, 08/15/2042	1,246,918	1,238,961
0.71%, 08/15/2042	2,763,106	2,752,700
0.61%, 09/15/2042	3,197,299	3,174,380
0.66%, 10/15/2042	5,234,005	5,222,595
3.00%, 01/15/2043	965,640	950,579
0.00%, 09/15/2043	1,567,102	1,085,471
Freedom Trust 2011-4
5.00%, 03/25/2037	303,237	305,255
GE Capital Commercial Mortgage Corp
5.31%, 11/10/2045	11,008,792	11,627,750
4.83%, 06/10/2048	1,187,000	1,220,162
4.85%, 06/10/2048	1,115,000	1,140,758
Ginnie Mae
3.50%, 04/15/2041	11,000,000	11,221,718
4.50%, 04/15/2041	7,500,000	8,084,766
4.50%, 05/15/2041	23,000,000	24,728,595
4.00%, 04/15/2042	24,000,000	25,218,749
Ginnie Mae I pool
8.00%, 01/15/2016	6,663	6,826
9.00%, 08/15/2016	60	64
9.00%, 12/15/2016	223	231
9.00%, 03/15/2017	87	87
6.50%, 06/15/2017	7,588	7,962
6.00%, 10/15/2017	6,087	6,357
8.50%, 11/15/2017	1,427	1,544
12.00%, 11/15/2019	380	380
9.00%, 02/15/2020	109	110
9.50%, 09/15/2020	20	20
8.00%, 07/15/2022	158	158
8.00%, 09/15/2022	2,693	2,955
7.50%, 11/15/2022	1,672	1,842
7.50%, 03/15/2023	366	405
7.00%, 08/15/2023	845	926
7.00%, 09/15/2023	25,042	27,542
7.00%, 11/15/2023	1,915	2,185
6.50%, 01/15/2024	8,927	10,062
7.00%, 02/15/2024	20,388	22,310
9.50%, 10/15/2024	192,426	216,765
9.00%, 11/15/2024	2,992	3,504
9.50%, 12/15/2025	6,300	7,233
7.50%, 11/15/2026	1,471	1,541

7.50%, 07/15/2027	5,047	5,692
6.50%, 03/15/2028	12,645	14,258
7.50%, 07/15/2028	945	979
8.00%, 08/15/2028	2,082	2,117
6.50%, 09/15/2028	36,127	40,737
7.50%, 09/15/2028	7,932	8,955
6.50%, 10/15/2028	1,886	2,126
6.00%, 11/15/2028	20,046	22,589
7.00%, 09/15/2031	189,345	223,576
7.50%, 11/15/2031	4,160	4,341
6.50%, 01/15/2032	178,989	202,580
6.50%, 07/15/2032	2,916	3,289
6.50%, 02/15/2033	25,801	29,101
7.00%, 02/15/2033	9,409	10,576
5.50%, 04/15/2033	505,961	581,590
6.50%, 04/15/2033	18,184	20,510
5.50%, 06/15/2033	12,083	13,477
7.00%, 06/15/2033	36,424	41,160
5.50%, 12/15/2033	34,850	39,027
5.50%, 07/15/2034	10,981	12,277
5.50%, 09/15/2034	32,402	36,126
7.00%, 06/15/2035	546,085	644,075
6.50%, 12/15/2035	180,784	209,875
7.00%, 04/15/2037	48,304	54,813
7.50%, 10/15/2037	134,642	151,904
3.50%, 04/15/2043	8,567,607	8,755,955
3.50%, 06/15/2043	3,088,178	3,156,067
Ginnie Mae II pool
8.50%, 03/20/2025	590	672
8.50%, 04/20/2025	5,061	5,799
8.50%, 05/20/2025	8,162	9,336
8.00%, 12/20/2025	1,440	1,649
8.00%, 06/20/2026	3,086	3,659
8.00%, 08/20/2026	2,256	2,682
8.00%, 09/20/2026	2,967	3,532
8.00%, 11/20/2026	2,587	3,072
8.00%, 10/20/2027	5,384	6,398
8.00%, 11/20/2027	4,984	5,957
8.00%, 12/20/2027	2,339	2,688
7.50%, 02/20/2028	3,796	4,451
6.00%, 03/20/2028	16,433	18,406
8.00%, 06/20/2028	887	937
8.00%, 08/20/2028	255	291
7.50%, 09/20/2028	11,143	13,135
8.00%, 09/20/2028	2,057	2,340
6.50%, 07/20/2029	204,230	236,038
6.00%, 11/20/2033	13,424	15,449
7.00%, 08/20/2038	96,455	107,919
6.00%, 09/20/2038	1,957,855	2,217,904
6.00%, 11/20/2038	24,961	26,844
6.00%, 08/20/2039	880,847	998,132
5.50%, 09/20/2039	472,752	524,647
5.00%, 07/20/2040	786,933	862,169

4.00%, 10/20/2040	7,692,559	8,098,426
4.50%, 01/20/2041	11,227,731	12,136,861
4.50%, 06/20/2041	21,834,904	23,543,796
4.00%, 06/20/2042	2,105,398	2,216,325
3.00%, 08/20/2042	11,689,385	11,525,751
3.50%, 09/20/2042	1,358,446	1,388,455
3.50%, 10/20/2042	14,471,608	14,791,233
4.00%, 08/20/2043	9,660,123	10,163,699
3.00%, 09/20/2043	1,015,791	1,001,439
3.00%, 01/20/2044	2,181,487	2,148,625
4.46%, 05/20/2063	526,942	579,229
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	1,386,153	1,451,398
GMACM Mortgage Loan Trust 2003-AR1
2.98%, 10/19/2033	778,486	770,191
GMACM Mortgage Loan Trust 2003-AR2
2.84%, 12/19/2033	552,333	558,020
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	513,590	530,131
5.50%, 11/25/2033	44,184	46,178
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	27,603	29,028
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	357,917	375,986
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	140,353	144,309
GMACM Mortgage Loan Trust 2005-AR3
2.97%, 06/19/2035	463,393	448,342
Government National Mortgage Association
6.00%, 04/20/2020	836,404	881,853
5.50%, 05/16/2020	194,141	197,035
5.50%, 11/20/2020	489,712	530,020
11.05%, 12/16/2022	2,179	2,452
5.00%, 04/16/2023	619,000	686,965
6.50%, 10/16/2024	313,566	359,880
6.50%, 04/20/2028	92,101	104,377
6.00%, 02/20/2029	272,212	304,664
6.50%, 04/20/2029	278,560	312,855
8.44%, 08/16/2029	23,447	5,031
9.20%, 09/16/2029	2,223	2,710
8.00%, 11/16/2029	56,566	66,814
7.50%, 11/20/2029	32,058	37,153
8.50%, 12/16/2029	328,328	386,150
7.50%, 12/20/2029	28,072	32,586
8.00%, 12/20/2029	53,497	63,132
7.50%, 02/16/2030	21,927	22,419
8.50%, 02/16/2030	324,326	387,325
38.65%, 02/16/2030	36,725	67,625
9.00%, 03/16/2030	294,473	353,138
7.34%, 04/16/2030	287,615	57,257
8.00%, 06/20/2030	27,048	32,264
9.00%, 10/20/2030	42,963	49,470
9.00%, 11/16/2030	3,727	800

9.00%, 11/20/2030	25,095	26,766
8.54%, 01/16/2031	16,626	4,014
8.39%, 03/16/2031	18,960	4,419
20.60%, 03/17/2031	144,569	214,827
6.50%, 03/20/2031	65,789	74,100
31.82%, 04/20/2031	10,242	19,868
0.00%, 05/20/2031	23,745	23,741
7.89%, 08/16/2031	24,610	6,284
8.09%, 08/16/2031	29,197	7,706
7.04%, 09/20/2031	2,084	8
6.50%, 11/20/2031	464,000	538,381
6.50%, 12/20/2031	198,886	228,512
7.23%, 01/16/2032	33,378	8,538
6.50%, 01/20/2032	53,963	60,822
0.00%, 02/20/2032	14,298	14,296
0.51%, 03/20/2032	141,845	141,957
7.79%, 04/16/2032	131,121	29,975
11.69%, 04/16/2032	11,611	14,340
9.00%, 06/16/2032	4,522	5,508
6.50%, 06/20/2032	500,704	569,417
6.50%, 06/20/2032	126,892	144,247
6.50%, 07/16/2032	146,098	166,868
6.00%, 07/20/2032	55,177	61,830
6.50%, 07/20/2032	250,816	285,374
6.50%, 07/20/2032	169,573	188,893
7.54%, 08/20/2032	82,017	8,558
6.79%, 10/20/2032	785,723	60,314
14.41%, 11/17/2032	43,373	55,081
6.00%, 11/20/2032	146,000	169,491
0.00%, 12/20/2032	333,639	320,506
13.19%, 12/20/2032	27,284	28,756
19.23%, 12/20/2032	84,201	93,933
5.50%, 01/16/2033	669,643	741,628
0.00%, 01/17/2033	15,947	15,907
6.50%, 01/20/2033	287,353	325,816
7.54%, 02/16/2033	139,682	29,051
0.00%, 02/17/2033	124,605	119,624
7.54%, 02/20/2033	57,532	13,620
0.00%, 03/16/2033	21,442	18,265
7.49%, 03/17/2033	47,006	51,211
6.50%, 03/20/2033	158,170	179,003
6.50%, 03/20/2033	326,000	377,013
5.50%, 04/20/2033	609,360	674,065
6.50%, 05/20/2033	116,000	134,830
0.00%, 06/16/2033	96,533	88,045
6.00%, 09/16/2033	356,416	397,241
0.00%, 10/20/2033	15,541	13,886
5.83%, 10/20/2033	362,643	401,991
6.39%, 11/16/2033	222,989	49,197
6.59%, 11/20/2033	322,619	44,150
6.39%, 12/16/2033	181,843	35,230
5.34%, 02/20/2034	535,160	67,292
6.34%, 03/16/2034	254,184	23,398

19.23%, 04/16/2034	79,433	112,531
16.37%, 05/18/2034	149,742	174,714
0.00%, 06/20/2034	192,261	175,919
6.00%, 06/20/2034	664,972	745,201
6.54%, 07/20/2034	823,712	142,609
14.53%, 08/17/2034	104,750	129,577
5.74%, 08/20/2034	194,480	214,398
6.39%, 09/16/2034	628,553	99,117
7.00%, 09/20/2034	92,482	102,525
28.69%, 09/20/2034	92,482	150,754
13.91%, 10/16/2034	40,132	48,380
23.80%, 10/16/2034	62,698	86,755
5.94%, 10/20/2034	1,132,006	168,563
11.89%, 10/20/2034	62,380	71,626
5.92%, 11/20/2034	538,778	79,619
5.94%, 01/20/2035	523,088	77,079
6.59%, 01/20/2035	791,626	126,015
16.05%, 06/17/2035	410,249	490,809
6.64%, 06/20/2035	435,919	442,059
5.50%, 07/20/2035	84,552	12,824
20.30%, 08/16/2035	36,295	53,976
0.00%, 08/20/2035	463,891	391,483
22.14%, 08/20/2035	3,093	4,386
5.50%, 09/20/2035	328,425	370,765
6.14%, 09/20/2035	1,718,474	279,476
0.00%, 10/20/2035	86,115	78,330
0.00%, 11/20/2035	144,717	132,138
6.00%, 12/20/2035	152,863	31,707
5.75%, 02/20/2036	155,441	168,770
0.00%, 03/20/2036	144,741	132,167
0.00%, 05/20/2036	200,678	182,764
6.34%, 06/20/2036	37,203	4,974
0.00%, 07/20/2036	30,188	27,251
6.50%, 07/20/2036	678,874	785,265
6.54%, 07/20/2036	324,140	30,292
6.50%, 08/20/2036	707,915	824,890
5.56%, 10/20/2036	233,970	262,505
6.54%, 10/20/2036	267,297	49,880
6.64%, 11/20/2036	477,973	71,515
5.96%, 02/20/2037	132,730	147,738
6.00%, 02/20/2037	27,834	1,090
0.00%, 03/20/2037	599,950	559,220
6.04%, 03/20/2037	420,188	65,069
6.35%, 03/20/2037	694,960	115,728
0.00%, 04/16/2037	243,718	222,909
0.36%, 04/16/2037	1,136,136	1,134,166
6.65%, 04/16/2037	628,105	109,241
6.04%, 04/20/2037	268,718	41,412
6.12%, 04/20/2037	274,802	308,200
0.46%, 05/16/2037	154,013	153,942
0.00%, 05/20/2037	46,817	42,307
6.04%, 05/20/2037	1,348,672	208,507
6.04%, 05/20/2037	489,855	75,342

6.04%, 05/20/2037	599,778	92,653
0.00%, 06/16/2037	92,988	84,067
0.00%, 06/16/2037	658,265	596,423
6.31%, 06/16/2037	398,740	59,780
6.09%, 06/20/2037	469,827	73,448
6.48%, 07/20/2037	599,465	97,291
6.52%, 07/20/2037	646,323	114,604
6.59%, 07/20/2037	1,015,264	150,659
6.59%, 07/20/2037	420,955	62,512
6.62%, 08/20/2037	175,342	26,337
0.00%, 09/20/2037	129,298	121,158
6.39%, 09/20/2037	374,631	58,088
19.73%, 09/20/2037	123,386	171,826
5.50%, 10/16/2037	793,150	121,645
6.34%, 10/20/2037	512,295	84,311
13.09%, 10/20/2037	72,907	87,095
0.00%, 11/16/2037	775,662	704,325
6.38%, 11/16/2037	382,084	58,450
5.50%, 11/20/2037	48,793	51,329
5.84%, 11/20/2037	480,823	63,727
6.34%, 11/20/2037	933,603	153,930
6.35%, 11/20/2037	522,409	86,237
6.39%, 11/20/2037	432,919	57,845
19.48%, 11/20/2037	52,617	72,758
6.37%, 12/20/2037	548,850	85,754
6.39%, 12/20/2037	705,751	109,714
0.00%, 01/20/2038	115,228	112,745
0.00%, 01/20/2038	34,102	30,795
5.50%, 02/20/2038	126,493	19,365
5.84%, 02/20/2038	3,821,325	555,544
6.74%, 03/20/2038	339,638	51,293
7.54%, 04/16/2038	215,188	39,998
6.14%, 04/20/2038	651,575	101,645
6.24%, 05/16/2038	1,683,019	281,430
6.18%, 05/20/2038	501,613	79,770
6.00%, 06/20/2038	347,403	385,288
6.04%, 06/20/2038	178,942	27,648
0.98%, 07/20/2038	1,125,424	1,146,385
5.75%, 07/20/2038	774,909	841,607
5.99%, 07/20/2038	663,880	97,433
5.58%, 08/20/2038	801,297	873,168
5.84%, 08/20/2038	248,427	35,473
5.74%, 09/20/2038	741,444	114,092
6.04%, 09/20/2038	1,451,733	218,951
7.44%, 09/20/2038	325,916	59,611
6.09%, 11/20/2038	467,142	523,909
6.24%, 12/16/2038	382,973	42,271
5.54%, 12/20/2038	727,187	93,255
5.83%, 12/20/2038	1,528,719	1,691,261
5.84%, 12/20/2038	423,233	58,742
6.00%, 12/20/2038	256,003	40,188
7.14%, 12/20/2038	1,388,406	240,973
5.48%, 01/20/2039	2,458,205	2,704,749

5.94%, 02/16/2039	468,076	65,658
5.99%, 02/16/2039	539,936	76,968
5.79%, 02/20/2039	666,481	92,664
5.88%, 02/20/2039	398,370	57,329
6.14%, 03/20/2039	741,001	106,741
6.14%, 03/20/2039	470,432	54,803
6.19%, 03/20/2039	615,629	89,552
6.50%, 03/20/2039	199,038	40,752
6.50%, 03/20/2039	410,877	91,000
6.11%, 04/20/2039	1,229,610	180,620
5.50%, 05/20/2039	154,866	30,525
6.00%, 05/20/2039	196,727	39,351
6.24%, 06/16/2039	1,942,029	217,791
5.79%, 06/20/2039	641,789	90,825
5.92%, 06/20/2039	936,864	135,574
5.94%, 07/16/2039	1,183,484	161,392
6.09%, 08/16/2039	917,327	139,918
7.00%, 08/16/2039	304,371	353,865
5.94%, 08/20/2039	576,410	81,274
5.50%, 09/20/2039	317,000	358,135
5.93%, 09/20/2039	1,447,021	205,286
6.24%, 11/16/2039	1,187,729	197,600
6.00%, 12/20/2039	1,193,980	1,292,205
5.24%, 06/20/2040	331,487	360,796
5.52%, 07/20/2040	664,928	719,553
7.00%, 10/16/2040	1,402,017	1,629,222
0.00%, 12/20/2040	1,756,602	1,470,918
6.44%, 05/20/2041	992,802	210,064
4.66%, 09/20/2041	895,506	964,567
4.54%, 11/16/2041	903,417	966,447
3.76%, 01/20/2042	871,510	897,585
3.97%, 09/16/2042	627,544	654,381
4.74%, 10/20/2042	3,627,000	3,908,092
4.70%, 11/20/2042	455,474	490,670
4.51%, 04/20/2043	455,064	486,194
0.62%, 11/20/2059	2,536,296	2,540,408
0.65%, 01/20/2060	1,467,190	1,470,377
0.62%, 03/20/2060	1,805,540	1,808,579
0.60%, 04/20/2060	3,544,715	3,550,539
5.24%, 07/20/2060	2,801,025	3,126,266
0.47%, 08/20/2060	1,042,190	1,041,326
0.64%, 01/20/2061	4,518,669	4,508,389
0.82%, 05/20/2061	4,058,166	4,068,925
0.87%, 05/20/2061	3,979,027	3,994,896
0.72%, 10/20/2061	1,952,145	1,952,104
0.72%, 12/20/2061	9,251,340	9,230,913
0.72%, 04/20/2062	730,405	730,390
0.62%, 05/20/2062	1,842,185	1,845,463
2.00%, 06/20/2062	399,860	398,865
0.72%, 07/20/2062	2,911,630	2,911,569
0.75%, 09/20/2062	4,873,465	4,877,617
0.76%, 09/20/2062	1,292,397	1,293,811
0.67%, 10/20/2062	1,468,889	1,467,057

0.77%, 10/20/2062	570,939	571,972
0.47%, 11/20/2062	465,091	464,703
0.51%, 12/20/2062	3,917,853	3,873,699
0.49%, 01/20/2063	1,700,943	1,677,594
0.67%, 01/20/2063	1,558,293	1,556,181
1.65%, 01/20/2063	3,497,756	3,408,934
0.59%, 02/20/2063	437,385	432,923
0.62%, 02/20/2063	2,093,037	2,077,567
1.65%, 02/20/2063	4,608,468	4,488,076
0.58%, 03/20/2063	1,484,354	1,470,060
0.64%, 03/20/2063	492,101	488,936
1.75%, 03/20/2063	1,130,002	1,103,331
1.65%, 04/20/2063	1,438,868	1,399,462
0.81%, 01/20/2064	3,962,894	3,973,289
0.76%, 02/20/2064	8,151,641	8,172,770
0.80%, 02/20/2064	4,987,541	5,000,055
0.81%, 03/20/2064	4,899,000	4,886,752
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,397,183) (a)	1,400,773	1,400,210
2.77%, 11/10/2045	13,211,562	12,613,871
GS Mortgage Securities Corp II Series 2004-GG2
5.40%, 08/10/2038	496,149	497,197
GS Mortgage Securities Corp Trust 2012-SHOP
1.44%, 06/05/2031 (Acquired 10/28/2013, Cost $499,407) (a)	7,793,000	486,712
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $508,943) (a)	505,000	506,241
GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,773,000	1,893,553
GS Mortgage Securities Trust 2006-GG8
0.57%, 11/10/2039 (Acquired 10/28/2013, Cost $191,927) (a)	13,922,288	169,685
GS Mortgage Securities Trust 2011-GC5
3.00%, 08/10/2044	405,000	421,160
5.31%, 08/12/2044 (Acquired 03/27/2014, Cost $512,109) (a)	500,000	510,436
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/11/2047	10,000,000	10,119,540
GSMPS Mortgage Loan Trust 2004-4
0.56%, 06/25/2034 (Acquired 10/28/2013, Cost $90,296) (a)	102,573	89,235
GSMPS Mortgage Loan Trust 2005-RP2
0.51%, 03/25/2035 (Acquired 10/28/2013, Cost $162,126) (a)	189,476	165,654
GSMPS Mortgage Loan Trust 2005-RP3
0.51%, 09/25/2035 (Acquired 10/28/2013, Cost $956,384) (a)	1,140,369	973,628
4.89%, 09/25/2035 (Acquired 10/28/2013, Cost $121,127) (a)	840,754	119,210
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $622,905) (a)	568,000	622,988
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	78,143	81,343
GSR Mortgage Loan Trust 2003-6F
0.56%, 09/25/2032	39,718	37,389
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	120,610	119,268
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	300,618	321,672
6.50%, 05/25/2034	164,832	176,908

GSR Mortgage Loan Trust 2005-5F
0.66%, 06/25/2035	120,145	115,785
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	506,451	524,576
GSR Mortgage Loan Trust 2005-AR6
2.62%, 09/25/2035	34,515	34,891
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	281,711	264,790
6.00%, 02/25/2036	925,998	858,481
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	870,889	869,553
Impac CMB Trust Series 2004-4
4.62%, 09/25/2034	19,422	19,649
Impac CMB Trust Series 2005-4
0.46%, 05/25/2035	306,079	308,776
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	155,669	164,117
0.96%, 11/25/2034	9,053	8,846
Impac Secured Assets Trust 2006-1
0.51%, 05/25/2036	745,006	730,226
Impac Secured Assets Trust 2006-2
0.51%, 08/25/2036	1,316,786	1,288,540
IndyMac INDX Mortgage Loan Trust 2005-AR11
0.00%, 08/25/2035	2,137,847	669
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	528,170	547,250
JP Morgan Alternative Loan Trust
2.62%, 03/25/2036	72,443	57,020
JP Morgan Chase Commercial Mortgage Securities Corp
4.40%, 01/12/2039	25,307	25,296
JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9
5.58%, 06/12/2041	459,379	462,399
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.13%, 08/12/2037 (Acquired 10/28/2013, Cost $103,792) (a)	55,049,591	78,115
5.39%, 08/12/2037	531,000	553,056
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12
4.90%, 09/12/2037	5,265,736	5,474,723
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.13%, 12/15/2044 (Acquired 10/28/2013, Cost $123,815) (a)	57,647,039	95,809
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.22%, 06/12/2043	36,782,035	213,703
5.81%, 06/12/2043	178,822	193,020
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	220,881	238,536
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	163,551	177,078
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.32%, 05/15/2047	266,192	265,162
5.34%, 05/15/2047	413,000	417,164
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	155,000	171,234
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.07%, 02/15/2051	33,565,031	88,477

JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	5,752,087	5,506,323
JP Morgan Mortgage Trust 2004-A3
2.75%, 07/25/2034	107,341	110,675
JP Morgan Mortgage Trust 2004-A4
2.77%, 09/25/2034	193,136	199,863
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	94,883	98,986
JP Morgan Mortgage Trust 2005-A1
3.40%, 02/25/2035	377,121	384,082
JP Morgan Mortgage Trust 2005-A4
5.24%, 07/25/2035	539,615	554,247
JP Morgan Mortgage Trust 2006-A2
2.55%, 11/25/2033	1,415,961	1,416,560
2.73%, 08/25/2034	2,347,851	2,346,997
JP Morgan Mortgage Trust 2006-A3
2.72%, 08/25/2034	331,997	335,220
JP Morgan Mortgage Trust 2006-A7
2.53%, 01/25/2037	180,606	159,395
2.53%, 01/25/2037	316,809	281,770
JP Morgan Mortgage Trust 2007-A1
2.75%, 07/25/2035	246,415	246,994
2.75%, 07/25/2035	98,614	98,845
JP Morgan Mortgage Trust 2007-A2
2.68%, 04/25/2037	642,461	551,395
JP Morgan Resecuritization Trust Series 2009-6
2.70%, 09/26/2036 (Acquired 10/28/2013, Cost $326,560) (a)	323,321	325,985
JP Morgan Resecuritization Trust Series 2010-4
1.87%, 08/26/2035 (Acquired 10/28/2013, Cost $312,299) (a)	312,836	312,338
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	15,000,000	15,306,420
KGS-Alpha SBA COOF Trust
0.66%, 05/25/2039	8,715,695	209,721
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $971,730) (a)	1,027,000	971,674
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	516,000	548,035
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%, 06/15/2038	149,317	162,730
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	538,312
LB-UBS Commercial Mortgage Trust 2007-C2
0.54%, 02/15/2040	13,416,875	209,022
5.43%, 02/15/2040	629,456	693,620
Lehman Mortgage Trust 2006-2
6.26%, 04/25/2036	143,710	135,013
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	135,532	122,690
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	716,237	662,941
LVII Resecuritization Trust 2009-2
5.29%, 09/27/2037 (Acquired 10/28/2013, Cost $1,341,577) (a)	1,296,000	1,327,582
LVII Resecuritization Trust 2009-3

5.74%, 11/27/2037 (Acquired 10/28/2013, Cost $844,777) (a)	826,000	840,487
5.74%, 11/27/2037 (Acquired 10/28/2013, Cost $1,061,308) (a)	1,032,000	1,064,302
MASTR Adjustable Rate Mortgages Trust 2004-13
2.64%, 04/21/2034	616,168	625,144
MASTR Adjustable Rate Mortgages Trust 2004-15
2.89%, 12/25/2034	68,472	67,717
MASTR Adjustable Rate Mortgages Trust 2004-3
2.35%, 04/25/2034	127,825	119,007
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	662,936	706,883
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	211,785	227,462
6.00%, 01/25/2034	41,406	43,130
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	74,566	76,015
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	42,854	43,691
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	1,109,814	1,161,322
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	4,683	4,827
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	391,826	417,391
6.25%, 04/25/2034	124,903	132,187
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	61,711	63,251
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	73,350	67,063
6.00%, 07/25/2034	42,045	43,732
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	64,245	51,187
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	164,020	170,470
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	3,727,660	3,790,385
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	159,169	156,051
MASTR Asset Securitization Trust
4.50%, 12/25/2018	15,035	15,406
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	18,783	16,573
5.00%, 12/25/2033	45,378	47,093
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	13,633	13,641
4.50%, 03/25/2018	43,277	43,303
5.00%, 03/25/2018	22,844	22,996
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	16,142	16,691
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018	26,672	25,691
5.50%, 10/25/2033	30,327	31,343
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034	13,776	11,723

MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	3,106	3,156
5.25%, 12/26/2033	308,675	321,887
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019	17,586	16,809
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019	8,876	8,164
4.75%, 08/25/2019	43,614	44,725
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	58,622	60,636
MASTR Reperforming Loan Trust 2005-2
0.51%, 05/25/2035 (Acquired 10/28/2013, Cost $1,315,491) (a)	1,540,173	1,309,376
MASTR Reperforming Loan Trust 2006-2
4.88%, 05/25/2036 (Acquired 10/28/2013, Cost $170,537) (a)	183,064	174,021
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 (Acquired 10/28/2013, Cost $190,640) (a)	230,129	184,103
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.29%, 06/25/2037	441,983	432,477
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.38%, 08/25/2033	141,848	143,983
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.78%, 10/25/2028	319,010	313,562
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.80%, 10/25/2028	344,891	344,866
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.14%, 12/25/2034	298,470	301,158
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.62%, 04/25/2029	137,932	131,197
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.95%, 07/25/2029	312,461	313,193
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.49%, 08/25/2034	254,759	262,179
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.48%, 02/25/2035	498,167	487,565
Merrill Lynch Mortgage Trust 2005-CIP1
5.05%, 07/12/2038	5,155,000	5,381,078
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	239,973	254,632
5.37%, 01/12/2044	343,000	366,625
Merrill Lynch Mortgage Trust 2005-MCP1
4.67%, 06/12/2043	52,851	52,925
Merrill Lynch Mortgage Trust 2006-C1
5.69%, 05/12/2039	227,000	244,768
ML Trust XLVII
8.99%, 10/20/2020	4,574	4,966
ML-CFC Commercial Mortgage Trust 2006-1
5.47%, 02/12/2039	501,981	533,799
5.52%, 02/12/2039	390,000	421,197
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,939,110	2,109,717
ML-CFC Commercial Mortgage Trust 2006-4
0.21%, 12/12/2049 (Acquired 10/28/2013, Cost $473,513) (a)	41,471,391	508,066
5.17%, 12/12/2049	5,275,000	5,679,213

ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	713,815
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	8,544,055	8,193,706
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
3.77%, 11/15/2046	10,000,000	10,074,340
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,265,920
3.67%, 02/15/2047	4,000,000	4,122,912
Morgan Stanley Capital I Trust 2004-HQ4
4.97%, 04/14/2040	149,514	150,313
Morgan Stanley Capital I Trust 2005-HQ7
5.21%, 11/14/2042	8,033,180	8,414,185
Morgan Stanley Capital I Trust 2006-IQ12
0.51%, 12/15/2043 (Acquired 10/28/2013, Cost $275,889) (a)	20,865,560	244,690
Morgan Stanley Capital I Trust 2007-HQ11
0.22%, 02/12/2044 (Acquired 10/28/2013, Cost $182,277) (a)	36,333,989	187,556
5.42%, 02/12/2044	446,071	481,595
Morgan Stanley Capital I Trust 2007-HQ13
0.41%, 12/15/2044 (Acquired 10/28/2013, Cost $138,322) (a)	10,947,646	126,347
Morgan Stanley Capital I Trust 2007-IQ13
0.42%, 03/15/2044 (Acquired 10/28/2013, Cost $379,938) (a)	33,219,452	349,269
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	668,603
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	840,431
Morgan Stanley Mortgage Loan Trust 2004-3
5.70%, 04/25/2034	546,488	577,066
Morgan Stanley Mortgage Loan Trust 2004-9
5.31%, 10/25/2019	152,779	154,828
Morgan Stanley Reremic Trust
4.97%, 04/16/2040 (Acquired 10/28/2013, Cost $649,757) (a)	639,569	641,425
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $984,618) (a)	1,182,000	1,016,402
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $4,791,787) (a)	4,759,862	4,771,762
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,968,602) (a)	1,988,607	1,995,945
Morgan Stanley Re-REMIC Trust 2009-IO
0.00%, 07/17/2056 (Acquired 10/28/2013, Cost $725,839) (a)	745,214	738,694
Morgan Stanley Re-REMIC Trust 2011-IO
2.50%, 03/23/2051 (Acquired 10/28/2013, Cost $464,943) (a)	463,693	470,649
MortgageIT Trust 2005-1
0.48%, 02/25/2035	196,515	190,167
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.64%, 06/15/2030	599,871	587,664
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.60%, 12/15/2030	129,622	122,263
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through
5.00%, 11/28/2035 (Acquired 10/28/2013, Cost $60,632) (a)	61,306	61,662
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $109,744) (a)	107,388	109,579
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	6,654,018	6,823,116
NCUA Guaranteed Notes Trust 2010-R3
0.72%, 12/08/2020	2,589,993	2,611,444

2.40%, 12/08/2020	555,264	564,498
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	1,033	1,048
7.00%, 04/25/2033	14,306	14,825
5.50%, 05/25/2033	60,392	62,309
6.00%, 05/25/2033	27,602	28,536
Nomura Resecuritization Trust 2010-6R
2.56%, 03/26/2036 (Acquired 10/28/2013, Cost $201,734) (a)	201,168	201,367
NorthStar 2012-1 Mortgage Trust
1.36%, 08/25/2029 (Acquired 10/28/2013, Cost $1,702,732) (a)	1,703,009	1,704,368
NorthStar 2013-1
2.01%, 08/25/2029 (Acquired 10/28/2013, Cost $1,818,214) (a)	1,816,987	1,827,889
5.16%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,078,545) (a)	1,071,000	1,089,956
PaineWebber CMO Trust Series H
8.75%, 04/01/2018	191	192
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	1,120	1,248
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	241,860	254,597
Provident Funding Mortgage Loan Trust 2005-1
2.66%, 05/25/2035	122,583	125,273
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	54,644	55,315
RALI Series 2002-QS16 Trust
16.28%, 10/25/2017	28,533	29,828
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	116,446	118,421
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	286,463	298,185
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	172,805	175,459
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	24,619	24,745
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	947,722	887,067
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	228,121	232,138
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	922,284	943,038
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	73,458	75,287
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	795,425	862,094
RALI Series 2003-QS3 Trust
16.14%, 02/25/2018	63,145	72,004
RALI Series 2003-QS9 Trust
7.39%, 05/25/2018	164,105	17,627
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	31,463	31,999
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,326,645	1,359,046
RALI Series 2005-QA6 Trust
3.72%, 05/25/2035	282,025	209,715

RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	38,701	31,182
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $482,926) (a)	512,000	484,857
RBSCF Trust 2010-RR3
4.97%, 04/16/2040 (Acquired 10/28/2013, Cost $151,605) (a)	149,224	149,970
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $603,450) (a)	574,322	619,037
RBSSP Resecuritization Trust 2009-12
5.97%, 11/25/2033 (Acquired 10/28/2013, Cost $993,547) (a)	954,737	1,019,261
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $205,508) (a)	197,642	210,112
RBSSP Resecuritization Trust 2009-6
5.50%, 01/26/2021 (Acquired 10/28/2013, Cost $55,753) (a)	55,451	55,862
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $364,806) (a)	360,825	371,360
RBSSP Resecuritization Trust 2010-12
4.00%, 06/27/2021 (Acquired 10/28/2013, Cost $92,545) (a)	91,723	92,384
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $463,115) (a)	440,055	463,657
4.00%, 05/26/2037	1,346,657	1,374,094
RBSSP Resecuritization Trust 2012-3
0.31%, 09/26/2036	1,179,470	1,114,859
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $1,655,571) (a)	1,653,208	1,694,368
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 (Acquired 10/28/2013, Cost $15,812) (a)	17,626	15,382
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	53,313	54,575
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	5,086	5,212
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	100,697	102,820
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	4,096,646	4,233,056
Residential Asset Securitization Trust 2005-A2
4.89%, 03/25/2035	1,605,472	220,537
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	164,452	151,208
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	3,067	3,092
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	107,804	108,482
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018	17,606	16,957
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	48,292	48,411
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	85,771	87,585
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034	31,132	27,620
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	52,762	54,091

RFMSI Series 2005-SA4 Trust
2.85%, 09/25/2035	160,114	134,364
RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033	3,031	2,611
RMS Mortgage Asset Trust
4.70%, 10/25/2056	1,047,409	1,049,295
Salomon Brothers Mortgage Securities VII Inc
0.00%, 12/25/2018	9,176	8,192
7.00%, 06/25/2033	49,127	53,303
2.62%, 09/25/2033	426,747	435,789
Sequoia Mortgage Trust 2004-10
0.47%, 11/20/2034	118,050	118,029
Sequoia Mortgage Trust 2004-11
0.46%, 12/20/2034	413,948	412,826
Sequoia Mortgage Trust 2004-12
0.67%, 01/20/2035	454,263	416,204
Sequoia Mortgage Trust 2004-8
0.86%, 09/20/2034	2,201,267	2,089,964
1.13%, 09/20/2034	398,433	382,380
Springleaf Mortgage Loan Trust
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $1,996,196) (a)	2,019,562	2,011,657
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,083,643) (a)	1,121,000	1,091,890
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $794,166) (a)	817,000	802,576
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $658,804) (a)	688,000	680,743
Springleaf Mortgage Loan Trust 2011-1
4.05%, 01/25/2058 (Acquired 10/28/2013, Cost $1,069,980) (a)	1,027,521	1,075,423
5.45%, 01/25/2058 (Acquired 10/28/2013, Cost $1,532,198) (a)	1,468,000	1,608,544
Springleaf Mortgage Loan Trust 2012-1
2.67%, 09/25/2057 (Acquired 10/28/2013, Cost $572,320) (a)	559,800	571,115
6.00%, 09/25/2057 (Acquired 10/28/2013, Cost $1,962,445) (a)	1,873,000	2,005,652
Springleaf Mortgage Loan Trust 2012-2
2.22%, 10/25/2057 (Acquired 10/28/2013, Cost $2,300,740) (a)	2,261,897	2,292,994
6.00%, 10/25/2057 (Acquired 10/28/2013, Cost $1,786,668) (a)	1,729,000	1,812,590
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $2,806,043) (a)	2,806,068	2,804,519
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $985,311) (a)	996,000	990,753
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $571,601) (a)	584,000	589,177
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,697) (a)	496,000	505,880
5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $223,138) (a)	221,000	228,828
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $2,123,137) (a)	2,133,589	2,129,922
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $875,760) (a)	899,000	901,342
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,672) (a)	1,262,000	1,272,369
Structured Adjustable Rate Mortgage Loan Trust
4.81%, 06/25/2034	215,964	213,742
Structured Asset Mortgage Investments II Trust 2004-AR5
0.82%, 10/19/2034	325,838	310,251
Structured Asset Mortgage Investments II Trust 2005-AR5
0.41%, 07/19/2035	1,399,975	1,390,089
Structured Asset Mortgage Investments Trust 2003-CL1
0.55%, 07/25/2032	1,190,602	1,129,371
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29

4.75%, 09/25/2018	139,762	142,806
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	57,139	60,102
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003-16
0.66%, 06/25/2033	129,861	128,397
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.52%, 11/25/2033	47,283	48,955
Structured Asset Securities Corp
2.55%, 12/25/2033	3,252,148	3,222,496
3.54%, 12/25/2033	436,202	439,582
5.49%, 02/25/2034	420,559	448,500
0.51%, 06/25/2035 (Acquired 10/28/2013, Cost $121,586) (a)	148,806	120,320
Structured Asset Securities Corp Mort Pas Thr Ce Se 2002 17
6.07%, 09/25/2032	44,110	43,972
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	997,861	1,026,231
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	471,800	482,393
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.49%, 11/25/2033	138,936	139,260
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.21%, 01/25/2035	9,684,723	10,071,240
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	116,350	117,500
Thornburg Mortgage Securities Trust 2003-4
0.80%, 09/25/2043	211,544	201,234
Thornburg Mortgage Securities Trust 2004-4
1.98%, 12/25/2044	93,189	93,715
TIAA Seasoned Commercial Mortgage Trust 2007-C4
5.55%, 08/15/2039	1,170,197	1,194,346
UBS Commercial Mortgage Trust 2012-C1
2.33%, 05/10/2045 (Acquired 10/28/2013, Cost $263,023) (a)	2,012,979	255,616
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,756,510) (a)	1,787,000	1,761,253
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.79%, 05/10/2063 (Acquired 10/28/2013, Cost $694,446) (a)	7,707,151	665,312
3.53%, 05/10/2063	1,073,000	1,078,076
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	264,380
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	830,944	958,837
Vendee Mortgage Trust 1994-1
5.62%, 02/15/2024	177,419	194,480
6.50%, 02/15/2024	588,578	645,513
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	250,752	286,729
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	120,064	138,316
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	353,908	417,020
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	240,595	278,688
VFC 2013-1 LLC

3.13%, 03/20/2026 (Acquired 10/28/2013, Cost $275,719) (a)	274,416	277,427
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,188,135) (a)	2,283,000	2,195,095
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,571,851) (a)	2,500,000	2,608,120
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.22%, 01/15/2041	380,816	381,257
Wachovia Bank Commercial Mortgage Trust Series 2005-C22
5.29%, 12/15/2044	6,670,409	7,063,356
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045 (Acquired 10/28/2013, Cost $300,097) (a)	96,333,993	268,194
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.75%, 06/15/2049	7,419,404	8,167,488
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.45%, 10/25/2033	716,288	729,309
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.30%, 08/25/2033	247,566	251,640
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.42%, 09/25/2033	1,270,347	1,296,158
2.44%, 09/25/2033	261,876	265,964
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	230,949	237,558
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	23,027	23,657
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.71%, 12/25/2018	67,137	64,980
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.01%, 06/25/2033	73,893	85,333
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	135,218	138,405
4.50%, 09/25/2018	43,340	44,389
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	24,479	20,331
5.25%, 10/25/2033	1,004,491	1,032,490
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.45%, 06/25/2034	7,851,557	7,998,781
2.45%, 06/25/2034	442,426	450,722
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	117,093	120,569
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	144,597	148,215
5.50%, 08/25/2019	307,450	318,098
6.00%, 08/25/2034	1,659,518	1,776,181
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	52,163	54,616
6.00%, 10/25/2019	44,322	46,448
6.50%, 10/25/2034	6,210,350	6,763,419
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	75,782	78,921
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	140,361	143,831
WaMu Mortgage Pass-Through Certificates Series 2004-S1 Trust
0.56%, 03/25/2034	3,462	3,465

WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	880,647	923,858
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	245,486	258,653
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.38%, 09/25/2036	32,876	22,594
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.40%, 08/25/2046	148,291	127,958
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	31,174	21,491
5.50%, 03/25/2035	367,700	367,410
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.84%, 04/25/2035	413,149	53,447
4.89%, 04/25/2035	1,783,070	258,194
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	621,374	608,221
5.50%, 06/25/2035	606,389	127,763
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	131,560	120,859
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	54,295	49,500
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.66%, 03/25/2018	22,355	22,018
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	3,809	2,872
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	23,179	22,381
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	73,906	66,696
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (Acquired 10/28/2013, Cost $1,513,552) (a)	1,548,000	1,517,368
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.50%, 11/25/2033	508,127	521,721
2.50%, 11/25/2033	19,493	20,178
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.55%, 11/25/2033	80,368	78,547
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	115,826	119,267
Wells Fargo Mortgage Backed Securities 2004-B Trust
4.47%, 02/25/2034	156,029	158,018
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.61%, 12/25/2034	440,742	450,311
2.61%, 12/25/2034	299,832	307,507
2.69%, 12/25/2034	448,413	455,884
2.69%, 12/25/2034	146,367	149,447
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.64%, 07/25/2034	649,154	657,864
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.61%, 09/25/2034	1,968,604	2,012,322
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.62%, 10/25/2034	406,574	418,206
2.63%, 10/25/2034	316,993	328,691
Wells Fargo Mortgage Backed Securities 2005-14 Trust

0.00%, 12/25/2035	45,588	36,693
5.50%, 12/25/2035	219,189	232,464
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.62%, 03/25/2035	4,570,965	4,650,239
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.63%, 06/25/2035	419,657	423,695
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	553,406	540,651
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	103,409	100,307
Wells Fargo Mortgage Backed Securities 2007-9 Trust
5.50%, 07/25/2037	462,648	474,090
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $933,860) (a)	929,259	935,426
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $2,379,885) (a)	2,385,850	2,387,401
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,131,894) (a)	1,059,000	1,132,142
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	202,824	203,554
3.44%, 04/15/2045	3,033,780	3,073,726
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,110,050
Total Mortgage-Backed Obligations (Cost $2,561,638,554)		$2,565,329,302
Total Bonds & Notes (Cost $6,200,872,069)		$6,229,475,933

	Shares
SHORT-TERM INVESTMENTS - 7.90%
Money Market Funds - 7.90%
Fidelity Institutional Money Market Funds, 0.01% (d)	253,410,545	$253,410,545
Goldman Sachs Financial Square Funds, 0.00% (d)	257,219,333	257,219,333
Total Short-Term Investments (Cost $510,629,878)		$510,629,878

TOTAL INVESTMENTS IN SECURITIES - 104.29%
(Cost $6,711,501,947)		6,740,105,811
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.29)%		(277,361,312)
TOTAL NET ASSETS - 100.00%		$6,462,744,499

(a)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $638,982,998, which represents 9.89% of total net assets.
(b)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933 that are treated as illiquid by the Adviser.
The value of these securities total $5,782,621, which represents 0.09% of total net assets.
(c)	Partially assigned as collateral for certain futures contracts.
(d)	Partially assigned as collateral for certain delayed delivery securities.

Bridge Builder Bond Fund
Schedule of Open Futures Contracts
3/31/2014 (Unaudited)

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Cumulative Appreciation (Depreciation)
625	U.S. 10 Year Note Future	June 2014	$77,324,779	$77,187,500	$(137,279)
512	U.S. 5 Year Note Future	June 2014	60,830,499	60,904,000	73,501
(354)	U.S. Long Bond Future	June 2014	(47,199,050)	(47,159,437)	39,613
(290)	U.S. 2 Year Note Future	June 2014	(63,609,603)	(63,673,125)	(63,522)
(241)	U.S. Ultra Bond Future	June 2014	(34,127,796)	(34,816,969)	(689,173)
			$(6,781,171)	$(7,558,031)	$(776,860)

Bridge Builder Trust
Notes to Schedule of Investments
March 31, 2014(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation – Bonds and other fixed-income securities (other than short-term securities) are valued using the bid price on the day of the valuation provided by an independent pricing service.

Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are typically marked–to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price.  Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities with less than 60 days remaining to maturity when acquired by the Bridge Builder Bond Fund (the “Fund”) are valued on an amortized cost basis. Short-term securities, including U.S. Government and other fixed-income securities, with more than 60 days remaining to maturity are valued at the current market value, as provided by an independent pricing service on the day of valuation until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service. Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Valuation adjustments may be applied to certain equity securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE.”) These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

The Trust has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the investment advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Valuation Committee are indicated on the Schedule of Investments. These securities are classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Corporation has access at the date of measurement.

• Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or there are instances where prices vary substantially over time or among brokered market makers.

• Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Bridge Builder Bond Fund
	Level 1	Level 2	Level 3	Total

Asset-Backed Obligations	$-	$395,992,954	$-	$395,992,954
Corporate Bonds (2)	-	1,700,562,902	-	1,700,562,902
Government Related	-	1,567,590,775	-	1,567,590,775
Mortgage-Backed Obligations	-	2,565,329,302	-	2,565,329,302
Short-Term Investments	510,629,878	-	-	510,629,878
Total Investments in Securities	$510,629,878	$6,229,475,933	$-	$6,740,105,811

Other Financial Instruments (1)
Purchased Futures	$(63,778)	$-	$-	$(63,778)
Written Futures	(713,082)	-	-	(713,082)
Total Investments in Other Financial Instruments	$(776,860)	$-	$-	$(776,860)

(1) Includes cummulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

(2) See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Delayed Delivery Securities - The Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns.  In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate.  For these obligations, the Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale.  The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price.  Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.  The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements.  Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities.  If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

As of March 31, 2014, the Fund held $276,001,543 in delayed delivery purchase and sales commitments that represent 4.27% of the Fund’s net assets.

Derivatives - The Fund invests in derivatives to the extent permitted by its investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

The Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. The Fund also is exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. The Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Futures Contracts – To the extent permitted by its investment objectives and policies, the Fund may enter into interest rate and Treasury futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. Upon entering into futures contracts, the Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically (Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The Fund had average monthly notional amounts long of $41,919,218 and sold short of $84,539,518 during the period ended March 31, 2014. The counterparty for these futures contracts was JP Morgan Chase. See the Schedule of Investments for the Fund’s open futures contracts as of March 31, 2014.

Restricted Securities – The Fund may own investment securities that are unregistered and thus restricted as to resale.  These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance.  Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund.  The Fund has no right to require registration of the unregistered securities it holds.  As of March 31, 2014, the Fund held restricted securities with an aggregate value of $638,982,998, which accounted for 9.89% of the Fund’s net assets.

2. FEDERAL TAX INFORMATION

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows:1

Bridge Builder Bond Fund

Cost of Investments	$6,711,501,947

Gross unrealized appreciation	47,996,559
Gross unrealized depreciation	(19,392,695)
Net unrealized appreciation	$28,603,864

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Tax information for the Fund will be available in the shareholder report for the period ending June 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Bridge Builder Trust

By (Signature and Title)  /s/ Joseph Neuberger
                                            Joseph Neuberger, President

Date   May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By (Signature and Title)* /s/ Joseph Neuberger
                                                             Joseph Neuberger, President

Date   May 29, 2014

By (Signature and Title)* /s/ Jason Hadler
                                             Jason Hadler, Treasurer

Date   May 29, 2014

* Print the name and title of each signing officer under his or her signature.